UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: September 30, 2016

Date of reporting period: June 30, 2016

Allianz Funds Multi-Strategy Trust
AllianzGI Retirement 2015 Fund
AllianzGI Retirement 2020 Fund
AllianzGI Retirement 2025 Fund
AllianzGI Retirement 2030 Fund
AllianzGI Retirement 2035 Fund
AllianzGI Retirement 2040 Fund
AllianzGI Retirement 2045 Fund
AllianzGI Retirement 2050 Fund
AllianzGI Retirement 2055 Fund
AllianzGI Retirement Income Fund
AllianzGI Global Allocation Fund
AllianzGI Global Dynamic Allocation Fund
AllianzGI Global Megatrends Fund
AllianzGI Best Styles Emerging Markets Equity Fund
AllianzGI Best Styles Global Equity Fund
AllianzGI Best Styles International Equity Fund
AllianzGI Best Styles U.S. Equity Fund
AllianzGI China Equity Fund
AllianzGI Convertible Fund
AllianzGI Emerging Markets Consumer Fund
AllianzGI Emerging Markets Debt Fund
AllianzGI Emerging Markets Small-Cap Fund
AllianzGI Europe Equity Dividend Fund
AllianzGI Global Fundamental Strategy Fund
AllianzGI Global Sustainability Fund
AllianzGI Global Water Fund
AllianzGI High Yield Bond Fund
AllianzGI International Growth Fund
AllianzGI International Small-Cap Fund
AllianzGI Micro Cap Fund
AllianzGI Multi-Asset Real Return Fund
AllianzGI NFJ Emerging Markets Value Fund
AllianzGI NFJ Global Dividend Value Fund
AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Value II Fund
AllianzGI Short Duration High Income Fund
AllianzGI Structured Return Fund
AllianzGI U.S. Equity Hedged Fund
AllianzGI U.S. Small-Cap Growth Fund
AllianzGI Ultra Micro Cap Fund

Item 1.	Schedules of Investments

Schedule of Investments

AllianzGI Retirement 2015 Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS—74.7%

AllianzGI Advanced Core Bond (a)	191,792	$2,999,626
AllianzGI Best Styles Emerging Markets Equity (a)(c)	16,603	218,492
AllianzGI Best Styles Global Managed Volatility (a)	52,597	823,136
AllianzGI Best Styles International Equity (a)(c)	91,528	1,205,422
AllianzGI Best Styles U.S. Equity (a)(c)	144,207	2,154,455
AllianzGI Emerging Markets Consumer (a)(b)	37,985	486,207
AllianzGI Global Natural Resources (a)(b)	18,080	271,017
AllianzGI High Yield Bond (a)(b)	95,978	814,850
AllianzGI International Small-Cap (a)(b)	7,616	258,424
AllianzGI Mid-Cap (a)(b)	72,302	273,303
AllianzGI Short Duration High Income (a)(b)	180,668	2,710,021
AllianzGI Structured Return (a)(b)	43,073	679,694
Harvest Funds Intermediate Bond (b)	54,789	555,559
PIMCO Capital Securities and Financials (a)(b)	70,037	670,950
PIMCO Income (a)(b)	228,829	2,720,773
PIMCO Investment Grade Corporate Bond (a)(b)	131,338	1,372,483
PIMCO Mortgage Opportunities (a)(b)	155,233	1,718,427

Total Mutual Funds (cost—$19,770,872)		19,932,839

EXCHANGE-TRADED FUNDS—20.5%

PIMCO Broad U.S. TIPS Index (a)	87,972	5,197,905
SPDR S&P 600 Small Cap Value	2,893	289,497

Total Exchange-Traded Funds (cost—$5,259,030)		5,487,402

	Principal Amount (000s)	Value*

Repurchase Agreements—4.3%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $1,139,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $1,165,398 including accrued interest (cost—$1,139,000)	$1,139	$1,139,000

Total Investments (cost—$26,168,902)—99.5%		26,559,241

Other assets less liabilities (d)—0.5%		141,671

Net Assets—100.0%		$26,700,912

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Mini MSCI EAFE Index	3	$242	9/16/16	$(535)
Short: Ultra U.S. Treasury Bond	(6)	(1,118)	9/21/16	4,050

				$3,515

(e)	At June 30, 2016, the Fund pledged $173,277 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australasia, Far East

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2020 Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS—77.2%

AllianzGI Advanced Core Bond (a)	419,525	$6,561,369
AllianzGI Best Styles Emerging Markets Equity (a)(c)	63,197	831,677
AllianzGI Best Styles Global Managed Volatility (a)	114,419	1,790,652
AllianzGI Best Styles International Equity (a)(c)	254,967	3,357,920
AllianzGI Best Styles U.S. Equity (a)(c)	333,584	4,983,746
AllianzGI Emerging Markets Consumer (a)(b)	75,691	968,848
AllianzGI Focused Growth (a)(b)	15,601	585,513
AllianzGI Global Natural Resources (a)(b)	60,881	912,609
AllianzGI High Yield Bond (a)(b)	243,675	2,068,801
AllianzGI International Small-Cap (a)(b)	16,648	564,863
AllianzGI Mid-Cap (a)(b)	182,956	691,573
AllianzGI Short Duration High Income (a)(b)	393,029	5,895,428
AllianzGI Structured Return (a)(b)	93,701	1,478,603
Harvest Funds Intermediate Bond (b)	113,696	1,152,874
PIMCO Capital Securities and Financials (a)(b)	122,138	1,170,087
PIMCO Income (a)(b)	497,748	5,918,224
PIMCO Investment Grade Corporate Bond (a)(b)	257,191	2,687,648
PIMCO Mortgage Opportunities (a)(b)	319,319	3,534,861

Total Mutual Funds (cost—$45,286,457)		45,155,296

EXCHANGE-TRADED FUNDS—17.2%

PIMCO Broad U.S. TIPS Index (a)	155,868	9,209,601
SPDR S&P 600 Small Cap Value	8,587	859,284

Total Exchange-Traded Funds (cost—$9,675,011)		10,068,885

	Principal Amount (000s)	Value*

Repurchase Agreements—5.0%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $2,947,002; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $3,006,129 including accrued interest (cost—$2,947,000)	$2,947	$2,947,000

Total Investments (cost—$57,908,468)—99.4%		58,171,181

Other assets less liabilities (d)—0.6%		364,911

Net Assets—100.0%		$58,536,092

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Mini MSCI EAFE Index	7	$565	9/16/16	$(1,248)
Short: Ultra U.S. Treasury Bond	(11)	(2,050)	9/21/16	7,476

				$6,228

(e)	At June 30, 2016, the Fund pledged $378,617 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australasia, Far East

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2025 Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS—82.0%

AllianzGI Advanced Core Bond (a)	400,937	$6,270,656
AllianzGI Best Styles Emerging Markets Equity (a)(c)	74,872	985,312
AllianzGI Best Styles Global Managed Volatility (a)	126,604	1,981,358
AllianzGI Best Styles International Equity (a)(c)	352,413	4,641,286
AllianzGI Best Styles U.S. Equity (a)(c)	438,229	6,547,149
AllianzGI Emerging Markets Consumer (a)(b)	107,683	1,378,340
AllianzGI Focused Growth (a)(b)	25,433	954,499
AllianzGI Global Natural Resources (a)(b)	91,941	1,378,201
AllianzGI High Yield Bond (a)(b)	269,868	2,291,182
AllianzGI International Small-Cap (a)(b)	27,336	927,506
AllianzGI Mid-Cap (a)(b)	282,566	1,068,100
AllianzGI NFJ Mid-Cap Value (a)(b)	12,205	315,856
AllianzGI Short Duration High Income (a)(b)	473,349	7,100,240
AllianzGI Structured Return (a)(b)	103,695	1,636,300
Harvest Funds Intermediate Bond (b)	123,816	1,255,490
PIMCO Capital Securities and Financials (a)(b)	132,757	1,271,810
PIMCO Income (a)(b)	495,694	5,893,805
PIMCO Investment Grade Corporate Bond (a)(b)	284,573	2,973,788
PIMCO Mortgage Opportunities (a)(b)	323,720	3,583,577

Total Mutual Funds (cost—$52,653,010)		52,454,455

EXCHANGE-TRADED FUNDS—13.3%

PIMCO Broad U.S. TIPS Index (a)	122,596	7,243,695
SPDR S&P 600 Small Cap Value	12,669	1,267,762

Total Exchange-Traded Funds (cost—$8,201,610)		8,511,457

	Principal Amount (000s)	Value*

Repurchase Agreements—4.1%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $2,642,002; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $2,695,356 including accrued interest (cost—$2,642,000)	$2,642	$2,642,000

Total Investments (cost—$63,496,620)—99.4%		63,607,912

Other assets less liabilities (d)—0.6%		413,959

Net Assets—100.0%		$64,021,871

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Mini MSCI EAFE Index	8	$646	9/16/16	$(1,426)
Short: Ultra U.S. Treasury Bond	(10)	(1,864)	9/21/16	6,791

				$5,365

(e)	At June 30, 2016, the Fund pledged $419,682 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australasia, Far East

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2030 Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS—83.0%

AllianzGI Advanced Core Bond (a)	366,888	$5,738,125
AllianzGI Best Styles Emerging Markets Equity (a)(c)	56,209	739,715
AllianzGI Best Styles Global Managed Volatility (a)	129,469	2,026,185
AllianzGI Best Styles International Equity (a)(c)	455,778	6,002,602
AllianzGI Best Styles U.S. Equity (a)(c)	646,036	9,651,778
AllianzGI Emerging Markets Consumer (a)(b)	110,793	1,418,150
AllianzGI Emerging Markets Small-Cap (a)(b)	45,149	642,925
AllianzGI Focused Growth (a)(b)	26,210	983,664
AllianzGI Global Natural Resources (a)(b)	95,428	1,430,461
AllianzGI High Yield Bond (a)(b)	315,452	2,678,188
AllianzGI International Small-Cap (a)(b)	37,483	1,271,809
AllianzGI Mid-Cap (a)(b)	290,235	1,097,087
AllianzGI NFJ Mid-Cap Value (a)(b)	25,144	650,731
AllianzGI Short Duration High Income (a)(b)	415,760	6,236,403
AllianzGI Structured Return (a)(b)	106,040	1,673,312
AllianzGI U.S. Small-Cap Growth (a)(b)	52,187	677,908
Harvest Funds Intermediate Bond (b)	96,199	975,458
PIMCO Capital Securities and Financials (a)(b)	102,588	982,794
PIMCO Income (a)(b)	394,171	4,686,688
PIMCO Investment Grade Corporate Bond (a)(b)	258,739	2,703,824
PIMCO Mortgage Opportunities (a)(b)	240,383	2,661,034

Total Mutual Funds (cost—$55,180,859)		54,928,841

EXCHANGE-TRADED FUNDS—11.1%

PIMCO Broad U.S. TIPS Index (a)	102,575	6,060,736
SPDR S&P 600 Small Cap Value	12,956	1,296,481

Total Exchange-Traded Funds (cost—$7,095,341)		7,357,217

	Principal Amount (000s)	Value*

Repurchase Agreements—5.3%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $3,492,003; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $3,561,934 including accrued interest (cost—$3,492,000)	$3,492	$3,492,000

Total Investments (cost—$65,768,200)—99.4%		65,778,058

Other assets less liabilities (d)—0.6%		399,700

Net Assets—100.0%		$66,177,758

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Mini MSCI EAFE Index	12	$969	9/16/16	$(2,140)
Short: Ultra U.S. Treasury Bond	(9)	(1,677)	9/21/16	6,168

				$4,028

(e)	At June 30, 2016, the Fund pledged $415,151 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australasia, Far East

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2035 Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS—84.0%

AllianzGI Advanced Core Bond (a)	217,725	$3,405,224
AllianzGI Best Styles Emerging Markets Equity (a)(c)	59,136	778,233
AllianzGI Best Styles Global Managed Volatility (a)	103,604	1,621,404
AllianzGI Best Styles International Equity (a)(c)	498,215	6,561,488
AllianzGI Best Styles U.S. Equity (a)(c)	641,515	9,584,234
AllianzGI Emerging Markets Consumer (a)(b)	88,566	1,133,647
AllianzGI Emerging Markets Small-Cap (a)(b)	57,644	820,854
AllianzGI Focused Growth (a)(b)	41,764	1,567,396
AllianzGI Global Natural Resources (a)(b)	92,903	1,392,621
AllianzGI High Yield Bond (a)(b)	252,426	2,143,094
AllianzGI International Small-Cap (a)(b)	37,297	1,265,484
AllianzGI Mid-Cap (a)(b)	230,757	872,261
AllianzGI NFJ Mid-Cap Value (a)(b)	20,013	517,930
AllianzGI Short Duration High Income (a)(b)	174,371	2,615,566
AllianzGI Structured Return (a)(b)	57,702	910,540
AllianzGI U.S. Small-Cap Growth (a)(b)	77,963	1,012,737
Harvest Funds Intermediate Bond (b)	50,917	516,301
PIMCO Capital Securities and Financials (a)(b)	54,488	521,999
PIMCO Income (a)(b)	200,828	2,387,839
PIMCO Investment Grade Corporate Bond (a)(b)	207,048	2,163,649
PIMCO Mortgage Opportunities (a)(b)	191,987	2,125,298

Total Mutual Funds (cost—$44,488,823)		43,917,799

EXCHANGE-TRADED FUNDS—10.8%

PIMCO Broad U.S. TIPS Index (a)	77,523	4,580,516
SPDR S&P 600 Small Cap Value	10,368	1,037,505

Total Exchange-Traded Funds (cost—$5,422,743)		5,618,021

	Principal Amount (000s)	Value*

Repurchase Agreements—4.4%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $2,307,002; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $2,354,702 including accrued interest (cost—$2,307,000)	$2,307	$2,307,000

Total Investments (cost—$52,218,566)—99.2%		51,842,820

Other assets less liabilities (d)—0.8%		410,189

Net Assets—100.0%		$52,253,009

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Mini MSCI EAFE Index	10	$807	9/16/16	$(1,783)
Short: Ultra U.S. Treasury Bond	(6)	(1,118)	9/21/16	4,050

				$2,267

(e)	At June 30, 2016, the Fund pledged $411,981 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australasia, Far East

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2040 Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS—84.1%

AllianzGI Advanced Core Bond (a)	175,542	$2,745,471
AllianzGI Best Styles Emerging Markets Equity (a)(c)	79,609	1,047,649
AllianzGI Best Styles Global Managed Volatility (a)	87,740	1,373,128
AllianzGI Best Styles International Equity (a)(c)	571,291	7,523,903
AllianzGI Best Styles U.S. Equity (a)(c)	646,070	9,652,282
AllianzGI Emerging Markets Consumer (a)(b)	75,718	969,195
AllianzGI Emerging Markets Small-Cap (a)(b)	59,025	840,512
AllianzGI Focused Growth (a)(b)	47,343	1,776,767
AllianzGI Global Natural Resources (a)(b)	75,910	1,137,887
AllianzGI High Yield Bond (a)(b)	235,749	2,001,511
AllianzGI International Small-Cap (a)(b)	31,319	1,062,667
AllianzGI Mid-Cap (a)(b)	354,294	1,339,232
AllianzGI NFJ Mid-Cap Value (a)(b)	33,994	879,776
AllianzGI U.S. Small-Cap Growth (a)(b)	87,108	1,131,537
Harvest Funds Intermediate Bond (b)	42,194	427,852
PIMCO Investment Grade Corporate Bond (a)(b)	159,206	1,663,707
PIMCO Mortgage Opportunities (a)(b)	161,707	1,790,097

Total Mutual Funds (cost—$38,059,152)		37,363,173

EXCHANGE-TRADED FUNDS—9.7%

PIMCO Broad U.S. TIPS Index (a)	50,204	2,966,349
SPDR S&P 600 Small Cap Value	13,374	1,338,309

Total Exchange-Traded Funds (cost—$4,171,884)		4,304,658

	Principal Amount (000s)	Value*

Repurchase Agreements—5.3%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $2,367,002; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $2,414,466 including accrued interest (cost—$2,367,000)	$2,367	$2,367,000

Total Investments (cost—$44,598,036)—99.1%		44,034,831

Other assets less liabilities (d)—0.9%		380,999

Net Assets—100.0%		$44,415,830

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Mini MSCI EAFE Index	11	$888	9/16/16	$(1,961)
Short: Ultra U.S. Treasury Bond	(4)	(745)	9/21/16	2,741

				$780

(e)	At June 30, 2016, the Fund pledged $411,465 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australasia, Far East

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2045 Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—88.1%

AllianzGI Advanced Core Bond	35,135	$549,505
AllianzGI Best Styles Emerging Markets Equity (c)	58,275	766,893
AllianzGI Best Styles Global Managed Volatility	52,747	825,496
AllianzGI Best Styles International Equity (c)	377,608	4,973,093
AllianzGI Best Styles U.S. Equity (c)	435,118	6,500,657
AllianzGI Emerging Markets Consumer (b)	55,972	716,436
AllianzGI Emerging Markets Small-Cap (b)	33,462	476,498
AllianzGI Focused Growth (b)	35,976	1,350,179
AllianzGI Global Natural Resources (b)	44,293	663,955
AllianzGI High Yield Bond (b)	174,755	1,483,667
AllianzGI International Small-Cap (b)	22,856	775,498
AllianzGI Mid-Cap (b)	283,787	1,072,716
AllianzGI NFJ Mid-Cap Value (b)	36,054	933,076
AllianzGI U.S. Small-Cap Growth (b)	62,672	814,109
PIMCO Investment Grade Corporate Bond (b)	79,040	825,966
PIMCO Mortgage Opportunities (b)	73,039	808,545

Total Mutual Funds (cost—$23,910,076)		23,536,289

EXCHANGE-TRADED FUNDS—4.0%

PIMCO Broad U.S. TIPS Index (a)	4,290	253,478
SPDR S&P 600 Small Cap Value	8,027	803,246

Total Exchange-Traded Funds (cost—$1,040,942)		1,056,724

	Principal Amount (000s)	Value*

Repurchase Agreements—6.8%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $1,818,002; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $1,858,660 including accrued interest (cost—$1,818,000)	$1,818	$1,818,000

Total Investments (cost—$26,769,018)—98.9%		26,411,013

Other assets less liabilities (d)—1.1%		288,106

Net Assets—100.0%		$26,699,119

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Mini MSCI EAFE Index	10	$808	9/16/16	$(1,783)
Short: Ultra U.S. Treasury Bond	(2)	(373)	9/21/16	1,371

				$(412)

(e)	At June 30, 2016, the Fund pledged $307,591 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australasia, Far East

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

Schedule of Investments

AllianzGI Retirement 2050 Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—88.4%

AllianzGI Best Styles Emerging Markets Equity (c)	55,499	$730,372
AllianzGI Best Styles Global Managed Volatility	43,937	687,607
AllianzGI Best Styles International Equity (c)	322,439	4,246,520
AllianzGI Best Styles U.S. Equity (c)	361,113	5,395,034
AllianzGI Emerging Markets Consumer (b)	50,920	651,771
AllianzGI Emerging Markets Small-Cap (b)	30,427	433,282
AllianzGI Focused Growth (b)	30,814	1,156,455
AllianzGI Global Natural Resources (b)	38,755	580,944
AllianzGI High Yield Bond (b)	160,272	1,360,707
AllianzGI International Small-Cap (b)	18,862	639,976
AllianzGI Mid-Cap (b)	236,832	895,225
AllianzGI NFJ Mid-Cap Value (b)	34,099	882,480
AllianzGI U.S. Small-Cap Growth (b)	52,465	681,523
PIMCO Investment Grade Corporate Bond (b)	65,807	687,685
PIMCO Long-Term Credit (b)	181	2,182
PIMCO Mortgage Opportunities (b)	60,686	671,798

Total Mutual Funds (cost—$20,128,210)		19,703,561

EXCHANGE-TRADED FUNDS—3.0%

SPDR S&P 600 Small Cap Value (cost—$658,548)	6,595	659,949

	Principal Amount (000s)	Value*

Repurchase Agreements—7.5%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $1,674,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $1,709,250 including accrued interest (cost—$1,674,000)	$1,674	$1,674,000

Total Investments (cost—$22,460,758)—98.9%		22,037,510

Other assets less liabilities (d)—1.1%		249,489

Net Assets—100.0%		$22,286,999

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Mini MSCI EAFE Index	10	$809	9/16/16	$(1,783)
Short: Ultra U.S. Treasury Bond	(2)	(374)	9/21/16	1,339

				$(444)

(e)	At June 30, 2016, the Fund pledged $284,793 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australasia, Far East

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement 2055 Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—87.1%

AllianzGI Best Styles Emerging Markets Equity (c)	19,506	$256,695
AllianzGI Best Styles Global Managed Volatility	13,944	218,217
AllianzGI Best Styles International Equity (c)	102,775	1,353,546
AllianzGI Best Styles U.S. Equity (c)	115,233	1,721,584
AllianzGI Emerging Markets Consumer (b)	14,831	189,841
AllianzGI Emerging Markets Small-Cap (b)	7,120	101,384
AllianzGI Focused Growth (b)	10,057	377,422
AllianzGI Global Natural Resources (b)	11,787	176,684
AllianzGI High Yield Bond (b)	50,874	431,922
AllianzGI International Small-Cap (b)	6,053	205,376
AllianzGI Mid-Cap (b)	75,852	286,721
AllianzGI NFJ Mid-Cap Value (b)	10,882	281,632
AllianzGI U.S. Small-Cap Growth (b)	15,927	206,891
PIMCO Investment Grade Corporate Bond (b)	18,792	196,375
PIMCO Long-Term Credit (b)	39	468
PIMCO Mortgage Opportunities (b)	19,343	214,127

Total Mutual Funds (cost—$6,226,314)		6,218,885

EXCHANGE-TRADED FUNDS—3.1%

SPDR S&P 600 Small Cap Value (cost—$218,307)	2,209	221,050

	Principal Amount (000s)	Value*

Repurchase Agreements—8.6%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $611,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $627,522 including accrued interest (cost—$611,000)	$611	$611,000

Total Investments (cost—$7,055,621)—98.8%		7,050,935

Other assets less liabilities (d)—1.2%		82,165

Net Assets—100.0%		$7,133,100

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Mini MSCI EAFE Index	3	$242	9/16/16	$(535)
Short: Ultra U.S. Treasury Bond	(1)	(186)	9/21/16	685

				$150

(e)	At June 30, 2016, the Fund pledged $87,021 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australasia, Far East

MSCI—Morgan Stanley Capital International

Schedule of Investments

AllianzGI Retirement Income Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—88.1%

AllianzGI Advanced Core Bond	82,257	$1,286,495
AllianzGI Best Styles Emerging Markets Equity (c)	14,300	188,188
AllianzGI Best Styles International Equity (c)	73,603	969,347
AllianzGI Best Styles U.S. Equity (c)	153,807	2,297,871
AllianzGI Emerging Markets Consumer (b)	26,304	336,690
AllianzGI High Yield Bond (b)	180,503	1,532,470
AllianzGI Short Duration High Income (b)	337,290	5,059,346
PIMCO Capital Securities and Financials (b)	79,049	757,290
PIMCO Emerging Markets Bond (b)	128,528	1,312,270
PIMCO Income (b)	350,004	4,161,543
PIMCO Investment Grade Corporate Bond (b)	147,866	1,545,203
PIMCO Long-Term Credit (b)	130,488	1,572,384
PIMCO Mortgage Opportunities (b)	121,787	1,348,183

Total Mutual Funds (cost—$21,944,706)		22,367,280

EXCHANGE-TRADED FUNDS—8.1%

iShares Core High Dividend	15,077	1,238,575
iShares International Select Dividend	28,039	802,757

Total Exchange-Traded Funds (cost—$1,810,115)		2,041,332

	Principal Amount (000s)	Value*

Repurchase Agreements—3.7%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $952,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $974,153 including accrued interest (cost—$952,000)	$952	$952,000

Total Investments (cost—$24,706,821)—99.9%		25,360,612

Other assets less liabilities (d)—0.1%		33,676

Net Assets—100.0%		$25,394,288

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Short: Ultra U.S. Treasury Bond	(4)	$(746)	9/21/16	$2,710

(e)	At June 30, 2016, the Fund pledged $0 in cash as collateral for derivatives.

Schedule of Investments

AllianzGI Global Allocation Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—95.4%

AllianzGI Advanced Core Bond	8,557,225	$133,834,997
AllianzGI Best Styles Global Equity (c)	16,378,838	247,156,666
AllianzGI Best Styles Global Managed Volatility	3,341,055	52,287,511
AllianzGI Emerging Markets Debt (b)	1,394,066	20,018,784
AllianzGI High Yield Bond (b)	606,561	5,149,704
AllianzGI Short Duration High Income (b)	430,650	6,459,753
AllianzGI Structured Return (b)	456,209	7,198,984

Total Mutual Funds (cost—$461,197,789)		472,106,399

EXCHANGE-TRADED FUNDS—3.1%

PIMCO Broad U.S. TIPS Index (a)	171,512	10,133,941
SPDR S&P Oil & Gas Exploration & Production	142,166	4,948,798

Total Exchange-Traded Funds (cost—$14,661,955)		15,082,739

	Principal Amount (000s)	Value*

Repurchase Agreements—0.5%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $2,444,002; collateralized by U.S. Treasury Notes, 3.125%, due 5/15/21, valued at $2,493,415 including accrued interest (cost—$2,444,000)	$2,444	$2,444,000

Total Investments (cost—$478,303,744)—99.0%		489,633,138

Other assets less liabilities (d)—1.0%		5,178,096

Net Assets—100.0%		$494,811,234

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 10-Year Treasury Note	95	$12,633	9/21/16	$308,507
2-Year Treasury Note	54	11,844	9/30/16	94,394
5-Year Treasury Note	254	31,030	9/30/16	571,979
Dow Jones U.S. Real Estate Index	149	4,813	9/16/16	221,276
Ultra U.S. Treasury Bond	79	14,724	9/21/16	711,923
Short: British Pound	(100)	(8,280)	9/19/16	51,450
Euro Currency	(106)	(14,718)	9/19/16	(17,980)
Euro Stoxx 50 Index	(351)	(11,121)	9/16/16	(165,540)
FTSE 100 Index	(95)	(8,123)	9/16/16	(517,978)
Hang Seng Index	(20)	(2,700)	7/28/16	(164,065)
TOPIX Index	(51)	(6,151)	9/8/16	192,668

				$1,286,634

Forward foreign currency contracts outstanding at June 30, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2016	Unrealized Appreciation (Depreciation)
Purchased:
7,000,000 British Pound settling 7/13/16	State Street Bank	$9,933,347	$9,319,120	$(614,227)
1,090,338,200 Japanese Yen settling 7/13/16	State Street Bank	10,178,187	10,561,115	382,928
Sold:
7,000,000 British Pound settling 7/13/16	State Street Bank	10,178,187	9,319,120	859,067
1,024,226,000 Japanese Yen settling 7/13/16	State Street Bank	9,933,347	9,920,746	12,601

				$640,369

(e)	At June 30, 2016, the Fund pledged $3,874,772 in cash as collateral for derivatives.

Glossary:

FTSE—Financial Times Stock Exchange

TIPS—Treasury Inflation Protected Securities

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Dynamic Allocation Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)—67.2%

AllianzGI Advanced Core Bond	93,115	$1,456,318
AllianzGI Best Styles Emerging Markets Equity (c)	69,452	913,992
AllianzGI Best Styles Global Equity (c)	731,538	11,038,909
AllianzGI Best Styles Global Managed Volatility	305,792	4,785,646
AllianzGI Best Styles International Equity (c)	149,513	1,969,089
AllianzGI Best Styles U.S. Equity (c)	279,841	4,180,827
AllianzGI Short Duration High Income (b)	49,094	736,405
PIMCO High Yield (b)	142,716	1,217,369
PIMCO Income (b)	62,298	740,718
PIMCO Investment Grade Corporate Bond (b)	280,437	2,930,564
PIMCO Long-Term Credit (b)	21,232	255,843
PIMCO Mortgage Opportunities (b)	67,082	742,593
PIMCO Mortgage-Backed Securities (b)	227,650	2,422,192

Total Mutual Funds (cost—$33,364,809)		33,390,465

EXCHANGE-TRADED FUNDS—7.3%

iShares JPMorgan USD Emerging Markets Bond	11,226	1,292,674
PowerShares Emerging Markets Sovereign Debt	28,821	852,525
ProShares S&P 500 Dividend Aristocrats	11,441	622,505
Vanguard Emerging Markets Government Bond	10,627	853,242

Total Exchange-Traded Funds (cost—$3,426,695)		3,620,946

	Principal Amount (000s)

U.S. TREASURY OBLIGATIONS—7.2%

U.S. Treasury Bonds,
3.125%, 2/15/43	$176	207,684
4.375%, 5/15/41	141	201,539
5.25%, 2/15/29	140	198,070
6.875%, 8/15/25	125	183,525
7.625%, 11/15/22	210	293,290
7.875%, 2/15/21	90	118,101

	Principal Amount (000s)	Value*

U.S. Treasury Notes,
0.75%, 2/28/18	$192	$192,548
1.00%, 9/30/16	190	190,314
1.00%, 6/30/19	258	260,252
1.125%, 3/31/20	300	303,152
1.50%, 2/28/19	220	224,765
1.875%, 10/31/17	218	221,802
2.00%, 5/31/21	274	287,036
2.00%, 2/15/23	266	278,744
2.25%, 7/31/18	180	186,152
3.00%, 2/28/17	246	250,102

Total U.S. Treasury Obligations (cost—$3,502,888)		3,597,076

U.S. GOVERNMENT AGENCY SECURITIES—0.8%

Fannie Mae, 1.375%, 11/15/16	151	151,523
Freddie Mac, 1.00%, 6/29/17	218	218,841

Total U.S. Government Agency Securities (cost—$371,647)		370,364

Repurchase Agreements—16.1%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $7,984,007; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $8,145,833 including accrued interest (cost—$7,984,000)	7,984	7,984,000

Total Investments (cost—$48,650,039)—98.6%		48,962,851

Other assets less liabilities (d)—1.4%		696,013

Net Assets—100.0%		$49,658,864

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.
(c)	Class R6 share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: 10-Year Treasury Note	14	$1,862	9/21/16	$46,674
2-Year Treasury Note	15	3,290	9/30/16	22,471
5-Year Treasury Note	30	3,665	9/30/16	62,574
Dow Jones U.S. Real Estate Index	70	2,261	9/16/16	104,059
E-mini S&P 500 Index	24	2,508	9/16/16	(15,176)
Mini MSCI EAFE Index	14	1,131	9/16/16	(2,566)
Mini MSCI Emerging Markets Index	2	83	9/16/16	5,218
SPI 200 Index	6	579	9/15/16	988
Ultra U.S. Treasury Bond	6	1,118	9/21/16	69,221
Short: Euro STOXX 600 Index	(90)	(1,634)	9/16/16	(75,414)
TOPIX Index	(12)	(1,447)	9/8/16	116,101

				$334,150

(e)	At June 30, 2016, the Fund pledged $219,226 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australasia, Far East

MSCI—Morgan Stanley Capital International

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Global Megatrends Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (a)(b)—98.0%

AllianzGI Emerging Markets Consumer	46,554	$595,896
AllianzGI Global Natural Resources	39,563	593,046
AllianzGI Global Water	43,031	582,643
AllianzGI Health Sciences	22,122	617,859
AllianzGI Technology	10,894	571,195

Total Investments (cost—$3,212,181)—98.0%		2,960,639

Other assets less liabilities—2.0%		60,901

Net Assets—100.0%		$3,021,540

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class share.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—73.7%

Argentina—0.2%
Banco Macro S.A. ADR	389	$28,871

Brazil—4.3%
Banco do Brasil S.A.	1,600	8,557
Banco Santander Brasil S.A. UNIT	5,600	31,693
BM&FBovespa S.A.—Bolsa de Valores Mercadorias e Futuros	11,400	63,879
Cia Paranaense de Energia, Class P ADR	894	8,028
Cosan Ltd., Class A	1,370	8,919
JBS S.A.	33,500	104,287
Kroton Educacional S.A.	3,800	16,088
Marfrig Global Foods S.A. (d)	11,100	19,420
MRV Engenharia e Participacoes S.A.	20,700	69,659
Multiplus S.A.	1,500	16,880
Petroleo Brasileiro S.A. (d)	32,200	115,376
Sul America S.A. UNIT	11,100	54,044
Transmissora Alianca de Energia Eletrica S.A. UNIT	2,000	11,954

		528,784

Chile—0.6%
Banco Santander Chile ADR	3,936	76,240

China—21.0%
Agricultural Bank of China Ltd., Class H	165,000	60,625
Alibaba Group Holding Ltd. ADR (d)	259	20,598
ANTA Sports Products Ltd.	36,000	72,639
Bank of China Ltd., Class H	192,000	77,416
Bank of Communications Co., Ltd., Class H	174,000	110,683
Beijing Capital International Airport Co., Ltd., Class H	22,000	23,932
Beijing Capital Land Ltd., Class H	24,000	8,856
China Communications Construction Co., Ltd., Class H	5,000	5,420
China Communications Services Corp. Ltd., Class H	42,000	22,013
China Construction Bank Corp., Class H	99,000	66,126
China Dongxiang Group Co., Ltd.	72,000	12,767
China Everbright Bank Co., Ltd., Class H (d)	143,000	65,319
China High Speed Transmission Equipment Group Co., Ltd. (d)	11,000	8,862
China Merchants Bank Co., Ltd., Class H	47,000	105,793
China Mobile Ltd.	9,500	109,889
China Petroleum & Chemical Corp., Class H	258,000	186,103
China Power International Development Ltd.	76,000	28,153
China Southern Airlines Co., Ltd., Class H	102,000	57,839
China Taiping Insurance Holdings Co., Ltd. (d)	5,800	10,915
China Telecom Corp., Ltd., Class H	138,000	62,061
China Travel International Investment Hong Kong Ltd.	18,000	5,237

Chongqing Rural Commercial Bank Co., Ltd., Class H	163,000	83,230
Guangzhou R&F Properties Co., Ltd., Class H	18,000	22,819
Hua Hong Semiconductor Ltd. (a)	11,000	10,303
Huadian Power International Corp., Ltd., Class H	10,000	4,793
Huaneng Power International, Inc., Class H	32,000	19,917
Industrial & Commercial Bank of China Ltd., Class H	394,000	219,721

	Shares	Value*

Ju Teng International Holdings Ltd.	28,000	$11,183
KWG Property Holding Ltd.	34,000	19,979
Longfor Properties Co., Ltd.	20,000	26,094
Nexteer Automotive Group Ltd.	28,000	25,624
Ping An Insurance Group Co. of China Ltd., Class H	30,500	135,136
Qingdao Port International Co., Ltd., Class H (a)	14,000	6,378
Shenzhen Expressway Co., Ltd., Class H	58,000	53,073
Sichuan Expressway Co., Ltd., Class H	42,000	14,267
Sinopec Shanghai Petrochemical Co., Ltd., Class H (d)	94,000	43,495
Sinopharm Group Co., Ltd., Class H	27,200	130,660
Skyworth Digital Holdings Ltd.	24,000	19,866
TCL Communication Technology Holdings Ltd.	7,000	6,478
Tencent Holdings Ltd.	20,300	466,204
Wasion Group Holdings Ltd.	24,000	12,803
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	38,400	52,628
Zhejiang Expressway Co., Ltd., Class H	86,000	81,135

		2,587,032

Colombia—0.1%
Corp. Financiera Colombiana S.A.	1,342	17,533

Hong Kong—1.1%
Cheung Kong Property Holdings Ltd.	3,368	21,264
China Metal Resources Utilization Ltd. (a)	24,000	9,586
Dah Sing Banking Group Ltd.	3,600	6,702
Global Brands Group Holding Ltd. (d)	80,000	7,142
Kerry Properties Ltd.	19,000	47,238
Mason Financial Holdings Ltd. (d)	60,000	2,336
Truly International Holdings Ltd.	74,000	35,742

		130,010

Hungary—1.1%
Magyar Telekom Telecommunications PLC	14,931	23,418
MOL Hungarian Oil & Gas PLC	640	37,050
OTP Bank PLC	1,119	25,040
Richter Gedeon Nyrt	2,287	45,489

		130,997

India—0.8%
Axis Bank Ltd. GDR	1,048	40,708
Reliance Industries Ltd. GDR (a)	369	10,535
Vedanta Ltd. ADR	2,272	17,881
WNS Holdings Ltd. ADR (d)	881	23,787

		92,911

Indonesia—1.7%
Bank Negara Indonesia Persero Tbk PT	52,900	20,964
Telekomunikasi Indonesia Persero Tbk PT	607,000	184,677

		205,641

Israel—0.1%
Mizrahi Tefahot Bank Ltd.	831	9,582

Korea (Republic of)—13.8%
BGF retail Co., Ltd.	593	110,413
CJ E&M Corp.	687	41,562
Dongbu Insurance Co., Ltd.	922	55,496
Dongwon F&B Co., Ltd.	46	11,400
Halla Holdings Corp.	454	24,197
Hanil Cement Co., Ltd.	264	18,854
Hansae Co., Ltd.	343	11,318
Hanwha General Insurance Co., Ltd.	1,449	9,197

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Hyosung Corp.	1,134	$124,121
Hyundai Marine & Fire Insurance Co., Ltd.	342	8,721
Hyundai Motor Co.	343	40,574
Hyundai Securities Co., Ltd.	4,956	27,122
Kia Motors Corp.	1,564	58,931
KISWIRE Ltd.	205	6,622
Korea Electric Power Corp.	3,244	170,284
Korea Petro Chemical Ind Co., Ltd.	699	147,039
LG Life Sciences Ltd. (d)	1,232	77,675
Lotte Chemical Corp.	41	10,204
Meritz Securities Co., Ltd.	6,911	19,502
Osstem Implant Co., Ltd. (d)	81	5,517
S&T Motiv Co., Ltd.	425	24,111
S-Oil Corp.	224	14,844
Samsung Electronics Co., Ltd.	263	327,527
Samsung Electronics Co., Ltd. GDR	296	184,982
Shinsegae Co., Ltd.	387	65,856
SK Innovation Co., Ltd.	725	89,330
Ssangyong Cement Industrial Co., Ltd. (d)	392	6,396

		1,691,795

Malaysia—2.3%
Berjaya Auto Bhd.	58,840	33,860
Hong Leong Financial Group Bhd.	13,600	49,628
MISC Bhd.	7,400	13,693
Sunway Bhd.	17,800	13,246
Tenaga Nasional Bhd.	43,200	151,262
Top Glove Corp. Bhd.	17,000	19,397
YTL Power International Bhd.	17,200	6,016

		287,102

Mexico—3.5%
America Movil S.A.B. de C.V., Ser. L	29,500	18,136
El Puerto de Liverpool S.A.B. de C.V.	2,965	31,371
Gentera S.A.B. de C.V.	13,600	24,362
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR	138	6,547
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	161	16,523
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	600	6,168
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	698	111,366
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	3,690	58,798
Grupo Lala S.A.B. de C.V.	13,900	30,647
Industrias Bachoco S.A.B. de C.V. ADR	1,702	84,079
Telesites S.A.B. de C.V. (d)	1,445	893
Vitro S.A.B. de C.V., Ser. A	12,300	39,324

		428,214

Norway—0.1%
BW LPG Ltd. (a)	2,080	7,928

Philippines—1.6%
Ayala Corp.	1,940	35,104
BDO Unibank, Inc.	2,420	5,782
DMCI Holdings, Inc.	116,800	31,428
Globe Telecom, Inc.	520	26,286
Metropolitan Bank & Trust Co.	11,620	22,380
SM Prime Holdings, Inc.	74,600	43,582
Universal Robina Corp.	8,410	37,300

		201,862

	Shares	Value*

Poland—0.5%
AmRest Holdings SE (d)	118	$6,535
Asseco Poland S.A.	2,172	28,807
Energa S.A. (d)	1,720	4,157
Polskie Gornictwo Naftowe i Gazownictwo S.A.	12,425	17,714

		57,213

Russian Federation—2.0%
Magnitogorsk Iron & Steel OJSC GDR	1,894	9,223
Mobile TeleSystems PJSC ADR	10,325	85,491
PhosAgro OJSC GDR	1,326	19,558
Severstal PJSC GDR	7,350	80,937
Sistema JSFC GDR	2,575	19,390
United Co. RUSAL PLC	30,000	8,978
X5 Retail Group NV GDR (d)	1,405	28,172

		251,749

Singapore—0.6%
SMRT Corp. Ltd.	5,200	5,829
Wing Tai Holdings Ltd.	24,200	29,374
Yangzijiang Shipbuilding Holdings Ltd.	60,700	40,712

		75,915

South Africa—5.0%
Aeci Ltd.	1,599	9,011
AVI Ltd.	9,834	55,420
Capitec Bank Holdings Ltd.	569	23,081
Famous Brands Ltd.	607	5,234
Investec Ltd.	10,976	67,292
JSE Ltd.	804	10,129
Lewis Group Ltd.	1,703	5,089
Liberty Holdings Ltd.	8,480	69,210
Mondi Ltd.	4,676	85,125
Naspers Ltd., Class N	434	66,270
Pick n Pay Holdings Ltd.	4,517	10,605
Sappi Ltd. (d)	9,659	44,967
Sasol Ltd.	2,124	57,462
SPAR Group Ltd.	4,231	58,030
Telkom S.A. SOC Ltd.	10,795	48,709

		615,634

Taiwan—9.2%
Advanced Semiconductor Engineering, Inc. ADR	6,820	38,056
AU Optronics Corp. ADR	2,804	9,786
Catcher Technology Co., Ltd.	9,000	67,105
China Motor Corp.	24,000	18,206
Compeq Manufacturing Co., Ltd.	87,000	46,508
Coretronic Corp.	5,000	4,591
CTBC Financial Holding Co., Ltd.	192,000	100,985
E.Sun Financial Holding Co., Ltd.	54,000	31,990
Far Eastern New Century Corp.	17,000	12,722
Hon Hai Precision Industry Co., Ltd.	64,100	165,140
Hon Hai Precision Industry Co., Ltd. GDR	2,192	11,070
Mega Financial Holding Co., Ltd.	62,000	46,895
Pegatron Corp.	32,000	67,966
Radiant Opto-Electronics Corp.	19,000	29,974
Silergy Corp.	2,000	23,657
Siliconware Precision Industries Co., Ltd. ADR	5,480	41,977
Taishin Financial Holding Co., Ltd.	41,000	15,851
Taiwan Business Bank (d)	30,000	7,639
Taiwan Semiconductor Manufacturing Co., Ltd.	58,000	292,302

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

TrueLight Corp.	27,000	$60,539
United Microelectronics Corp.	88,000	34,512

		1,127,471

Thailand—1.5%
CP ALL PCL (c)	46,000	65,984
PTT Global Chemical PCL (c)	35,700	60,593
Siam Cement PCL	4,450	60,439

		187,016

Turkey—2.5%
Cimsa Cimento Sanayi VE Ticaret AS	975	5,134
Eregli Demir ve Celik Fabrikalari TAS	28,508	40,327
TAV Havalimanlari Holding AS	13,570	58,278
Tofas Turk Otomobil Fabrikasi AS	2,089	17,177
Tupras Turkiye Petrol Rafinerileri AS	4,671	103,695
Turkiye Is Bankasi	21,952	34,872
Turkiye Vakiflar Bankasi Tao	27,668	43,450

		302,933

United Kingdom—0.1%
888 Holdings PLC	3,242	8,837

United States—0.0%
Net 1 UEPS Technologies, Inc. (d)	440	4,396

Total Common Stock (cost—$9,125,220)		9,055,666

PREFERRED STOCK—5.2%

Brazil—4.2%
Banco Bradesco S.A.	14,212	111,403
Braskem S.A., Class A	2,800	16,596
Centrais Eletricas Brasileiras S.A., Class B (d)	11,600	63,592
Cia Paranaense de Energia	5,000	45,481
Itau Unibanco Holding S.A.	19,790	186,669
Itausa—Investimentos Itau S.A.	5,071	11,982
Petroleo Brasileiro S.A. (d)	29,800	87,388

		523,111

	Shares	Value*

Colombia—0.6%
Banco Davivienda S.A.	8,667	$79,760

Korea (Republic of)—0.4%
Samsung Electronics Co., Ltd.	43	44,358

Total Preferred Stock (cost—$605,367)		647,229

	Principal Amount (000s)

Repurchase Agreements—13.7%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $1,683,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $1,721,203 including accrued interest (cost—$1,683,000)	$1,683	1,683,000

Total Investments (cost—$11,413,587) (b)—92.6%		11,385,895

Other assets less liabilities (e)—7.4%		905,528

Net Assets-100.0%		$12,291,423

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $7,261,182, representing 59.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $126,577, representing 1.0% of net assets.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: Mini MSCI Emerging Markets Index	47	$1,962	9/16/16	$31,805
SGX Nifty 50 Index	6	99	6/30/16	3,924
SGX Nifty 50 Index	36	600	7/28/16	12,104

				$47,833

(f)	At June 30, 2016, the Fund pledged $419,057 in cash as collateral for derivatives.

Schedule of Investments

AllianzGI Best Styles Emerging Markets Equity Fund

June 30, 2016 (unaudited) (continued)

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	14.7%
Oil, Gas & Consumable Fuels	6.0%
Technology Hardware, Storage & Peripherals	5.7%
Semiconductors & Semiconductor Equipment	4.3%
Internet Software & Services	4.0%
Electric Utilities	3.7%
Transportation Infrastructure	3.6%
Chemicals	3.5%
Insurance	2.8%
Food Products	2.8%
Diversified Telecommunication Services	2.8%
Electronic Equipment, Instruments & Components	2.4%
Food & Staples Retailing	2.2%
Wireless Telecommunication Services	2.1%
Real Estate Management & Development	1.9%
Metals & Mining	1.4%
Automobiles	1.1%
Health Care Providers & Services	1.1%
Paper & Forest Products	1.1%
Diversified Financial Services	1.0%
Media	1.0%
Pharmaceuticals	1.0%
Capital Markets	1.0%
Textiles, Apparel & Luxury Goods	0.8%
Multi-line Retail	0.8%
Construction Materials	0.7%
Household Durables	0.7%
Auto Components	0.6%
Electrical Equipment	0.5%
Airlines	0.5%
Independent Power Producers & Energy Traders	0.4%
Industrial Conglomerates	0.4%
Machinery	0.3%
Containers & Packaging	0.3%
Specialty Retail	0.3%
Software	0.2%
IT Services	0.2%
Hotels, Restaurants & Leisure	0.2%
Health Care Equipment & Supplies	0.2%
Consumer Finance	0.2%
Diversified Consumer Services	0.1%
Marine	0.1%
Multi-Utilities	0.1%
Road & Rail	0.1%
Construction & Engineering	0.0%
Repurchase Agreements	13.7%
Other assets less liabilities	7.4%

100.0%

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—95.8%

Australia—0.7%
Abacus Property Group REIT	42,759	$101,251
Bank of Queensland Ltd.	62,124	495,640
CSR Ltd.	129,771	356,760
Dexus Property Group REIT	116,213	788,582
Event Hospitality and Entertainment Ltd.	30,008	326,762
Harvey Norman Holdings Ltd.	142,113	494,494
Macquarie Group Ltd.	3,657	190,363
Northern Star Resources Ltd.	43,744	161,944
Qantas Airways Ltd. (c)	59,587	126,225
Star Entertainment Group Ltd.	156,452	637,499
Stockland REIT	27,992	99,246
Tassal Group Ltd.	109,846	328,258
Vicinity Centres REIT	60,822	151,742

		4,258,766

Austria—0.2%
OMV AG	20,914	587,907
Voestalpine AG	20,674	695,788

		1,283,695

Belgium—0.4%
Ageas	8,448	293,646
Delhaize Group	9,413	994,335
Groupe Bruxelles Lambert S.A.	7,967	653,340
Tessenderlo Chemie NV (c)	8,683	298,076

		2,239,397

Bermuda—0.6%
Aspen Insurance Holdings Ltd.	22,612	1,048,745
DHT Holdings, Inc.	10,237	51,492
Endurance Specialty Holdings Ltd.	13,646	916,465
Everest Re Group Ltd.	4,276	781,097
Maiden Holdings Ltd.	46,514	569,331
Tanker Investments Ltd. (c)	6,734	37,207
Teekay Tankers Ltd., Class A	49,207	146,637

		3,550,974

Brazil—0.4%
Banco do Brasil S.A.	33,800	180,769
BM&FBovespa S.A.—Bolsa de Valores Mercadorias e Futuros	144,100	807,459
JBS S.A.	322,000	1,002,397
MRV Engenharia e Participacoes S.A.	76,900	258,783
Porto Seguro S.A.	32,300	268,974

		2,518,382

Canada—4.2%
Air Canada (c)	40,329	277,507
Artis Real Estate Investment Trust REIT	18,310	191,327
Bank of Montreal	11,783	747,410
BCE, Inc.	21,335	1,009,654
Canadian Imperial Bank of Commerce	11,547	867,310
Canadian Tire Corp., Ltd., Class A	3,500	381,304
Canam Group, Inc.	5,639	56,872
Canfor Pulp Products, Inc.	18,707	149,575
Celestica, Inc. (c)	27,958	260,115
Cogeco Communications, Inc.	10,276	539,272
Concordia International Corp.	14,873	320,381
Element Financial Corp.	43,389	460,102
Entertainment One Ltd.	72,356	166,159
Genworth MI Canada, Inc.	18,860	483,781
George Weston Ltd.	6,643	574,909
Great-West Lifeco, Inc.	58,391	1,540,280

	Shares	Value*

Intertape Polymer Group, Inc.	20,100	$327,960
Laurentian Bank of Canada	28,599	1,067,855
Linamar Corp.	25,734	916,660
Loblaw Cos., Ltd.	11,353	607,304
Magna International, Inc.	43,081	1,512,228
Martinrea International, Inc.	22,785	141,089
Metro, Inc.	52,472	1,828,062
National Bank of Canada	17,678	604,660
Power Corp. of Canada	37,662	801,660
Power Financial Corp.	25,237	579,184
Royal Bank of Canada	53,835	3,181,055
Stantec, Inc.	14,382	348,766
Sun Life Financial, Inc.	32,965	1,082,886
Toronto-Dominion Bank	59,213	2,542,774
Transcontinental, Inc., Class A	54,824	743,038

		24,311,139

China—2.9%
Air China Ltd., Class H	618,000	422,464
ANTA Sports Products Ltd.	177,000	357,140
Bank of China Ltd., Class H	1,902,000	766,903
Bank of Communications Co., Ltd., Class H	591,000	375,942
China Communications Services Corp. Ltd., Class H	294,000	154,089
China Construction Bank Corp., Class H	1,148,000	766,795
China High Speed Transmission Equipment Group Co., Ltd. (c)	270,000	217,528
China Lumena New Materials Corp. (b)(c)	62,000	1,199
China Merchants Bank Co., Ltd., Class H	287,500	647,138
China Mobile Ltd.	37,000	427,988
China Petroleum & Chemical Corp., Class H	1,968,000	1,419,574
China Power International Development Ltd.	1,929,000	714,563
China Railway Construction Corp., Ltd., Class H	334,500	422,272
China Railway Group Ltd., Class H (c)	185,000	139,044
China Southern Airlines Co., Ltd., Class H	2,286,000	1,296,270
Chongqing Rural Commercial Bank Co., Ltd., Class H	227,000	115,909
Evergrande Real Estate Group Ltd.	399,000	244,594
FIH Mobile Ltd.	158,000	51,332
Huadian Power International Corp., Ltd., Class H	1,394,000	668,130
Huaneng Power International, Inc., Class H	584,000	363,493
Ju Teng International Holdings Ltd.	166,000	66,297
KWG Property Holding Ltd.	263,000	154,546
Lee & Man Paper Manufacturing Ltd.	298,000	222,628
NetEase, Inc. ADR	3,353	647,867
People’s Insurance Co. Group of China Ltd., Class H	345,000	133,266
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	42,400	94,017
Shenzhen Expressway Co., Ltd., Class H	300,000	274,518
Sino Biopharmaceutical Ltd.	313,000	205,429
Sinopec Shanghai Petrochemical Co., Ltd., Class H (c)	818,000	378,501

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Sinopharm Group Co., Ltd., Class H	378,400	$1,817,715
Skyworth Digital Holdings Ltd.	880,000	728,415
TCL Communication Technology Holdings Ltd.	345,000	319,290
Tencent Holdings Ltd.	107,800	2,475,705
Zhejiang Expressway Co., Ltd., Class H	148,000	139,628
ZTE Corp., Class H	41,800	53,276

		17,283,465

Denmark—0.7%
Bakkafrost P/F	43,765	1,651,219
Danske Bank A/S	27,295	718,415
Dfds A/S	7,584	332,893
Pandora A/S	5,981	814,608
Royal Unibrew A/S	18,613	832,641

		4,349,776

Finland—0.6%
Atria Oyj	18,768	186,200
Cramo Oyj	4,300	88,589
Elisa Oyj	15,608	599,709
Metsa Board Oyj	15,032	76,529
Nokia Oyj	58,686	334,243
Oriola-KD Oyj, Class B	24,520	111,021
Stora Enso Oyj, Class R	59,799	480,908
Stora Enso Oyj, Class R	46,383	373,850
UPM-Kymmene Oyj	66,408	1,219,965

		3,471,014

France—3.4%
APERAM S.A.	1,790	62,659
Arkema S.A.	8,363	639,374
Atos S.E.	7,932	653,984
AXA S.A.	65,572	1,296,530
BNP Paribas S.A.	25,145	1,102,747
Boiron S.A.	1,099	86,081
Cap Gemini S.A.	18,624	1,607,116
Cie Generale des Etablissements Michelin	7,125	671,464
CNP Assurances	38,981	575,116
Ipsen S.A.	4,639	284,235
Orange S.A.	98,620	1,603,611
Peugeot S.A. (c)	20,784	249,119
Plastic Omnium S.A.	6,963	194,658
Renault S.A.	8,846	667,851
Rubis SCA	1,414	108,093
Saft Groupe S.A.	2,243	90,795
Sanofi	28,618	2,377,660
Societe Generale S.A.	18,005	563,302
Teleperformance	6,118	521,144
Thales S.A.	6,849	568,770
Total S.A.	84,865	4,069,785
Valeo S.A.	22,827	1,013,383
Veolia Environnement S.A.	26,215	566,102
Vinci S.A.	8,021	566,016

		20,139,595

Germany—3.6%
Aareal Bank AG	21,203	669,458
Bayer AG	9,890	993,300
Bayerische Motoren Werke AG	11,373	827,671
Bechtle AG	1,874	197,742
Commerzbank AG	32,216	209,802
Daimler AG	44,489	2,662,147
Deutsche Lufthansa AG	84,874	997,907
Deutsche Telekom AG	73,254	1,249,146

	Shares	Value*

Freenet AG	46,191	$1,189,581
Fresenius SE & Co. KGaA	16,144	1,186,220
Hannover Rueck SE	22,313	2,337,899
Indus Holding AG	9,646	449,080
Infineon Technologies AG	33,203	480,660
Merck KGaA	14,436	1,467,317
MTU Aero Engines AG	4,937	461,253
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,766	1,302,319
Siemens AG	20,570	2,110,917
Sixt SE	5,787	297,690
Software AG	8,391	285,312
Stada Arzneimittel AG	9,534	494,120
Talanx AG (c)	43,154	1,285,255

		21,154,796

Greece—0.0%
Tsakos Energy Navigation Ltd.	6,133	28,764

Hong Kong—0.2%
BOC Hong Kong Holdings Ltd.	141,000	424,883
Cathay Pacific Airways Ltd.	54,000	79,221
Dah Sing Banking Group Ltd.	56,800	105,746
Dah Sing Financial Holdings Ltd.	50,400	311,471
EVA Precision Industrial Holdings Ltd.	708,000	68,253
HKT Trust & HKT Ltd.	250,000	360,913
Kerry Properties Ltd.	43,500	108,149

		1,458,636

India—0.2%
Infosys Ltd. ADR	18,608	332,153
Tata Motors Ltd. ADR (c)	12,521	434,103
WNS Holdings Ltd. ADR (c)	11,083	299,241

		1,065,497

Indonesia—0.6%
Bank Negara Indonesia Persero Tbk PT	2,961,800	1,173,729
Bumi Serpong Damai Tbk PT	1,880,200	302,558
Indofood Sukses Makmur Tbk PT	699,000	384,603
Telekomunikasi Indonesia Persero Tbk PT	3,777,100	1,149,166
United Tractors Tbk PT	300,300	338,818

		3,348,874

Ireland—1.0%
AerCap Holdings NV (c)	34,455	1,157,344
Kingspan Group PLC	20,846	451,110
Medtronic PLC	31,859	2,764,405
Smurfit Kappa Group PLC	64,951	1,430,114

		5,802,973

Israel—0.2%
Frutarom Industries Ltd.	3,000	138,500
Teva Pharmaceutical Industries Ltd.	21,036	1,064,637

		1,203,137

Italy—0.8%
Assicurazioni Generali SpA	58,588	690,892
Brembo SpA	4,558	251,080
Enel SpA	326,562	1,449,754
Interpump Group SpA	17,750	278,102
Intesa Sanpaolo SpA	192,928	367,472
Iren SpA	186,753	287,857
Recordati SpA	34,667	1,042,764
Unipol Gruppo Finanziario SpA	92,300	217,341

		4,585,262

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Japan—4.8%
Aida Engineering Ltd.	5,000	$41,092
Central Japan Railway Co.	7,300	1,298,404
Concordia Financial Group Ltd. (c)	94,000	363,019
Daiwa House Industry Co., Ltd.	12,400	364,151
Exedy Corp.	6,100	130,599
Fuji Heavy Industries Ltd.	41,600	1,429,932
FUJIFILM Holdings Corp.	12,900	500,525
Haseko Corp.	66,900	673,536
Hitachi Capital Corp.	8,200	162,745
Hitachi Kokusai Electric, Inc.	10,000	167,467
Idemitsu Kosan Co., Ltd.	23,500	510,187
ITOCHU Corp.	62,200	760,906
Japan Airlines Co., Ltd.	31,700	1,019,871
Japan Aviation Electronics Industry Ltd.	41,000	565,545
JTEKT Corp.	4,500	51,005
KDDI Corp.	60,600	1,842,829
Kinden Corp.	25,600	277,117
Matsumotokiyoshi Holdings Co., Ltd.	7,500	366,656
Mitsubishi Chemical Holdings Corp.	205,000	939,718
Mitsubishi Gas Chemical Co., Inc.	19,000	99,121
Mitsubishi UFJ Financial Group, Inc.	602,500	2,700,919
Mitsuboshi Belting Ltd.	5,000	38,985
Mizuho Financial Group, Inc.	1,046,300	1,505,686
Nifco, Inc.	2,000	104,865
Nippon Telegraph & Telephone Corp.	43,200	2,025,859
Nissan Motor Co., Ltd.	138,500	1,236,018
Nomura Real Estate Holdings, Inc.	19,500	340,745
Okumura Corp.	161,000	890,169
ORIX Corp.	110,500	1,429,922
Resona Holdings, Inc.	130,000	475,139
Sekisui House Ltd.	76,100	1,332,669
Sojitz Corp.	160,400	380,073
Sompo Japan Nipponkoa Holdings, Inc.	13,500	359,264
Sumitomo Forestry Co., Ltd.	27,300	370,521
Sumitomo Mitsui Financial Group, Inc.	36,000	1,039,502
Sumitomo Mitsui Trust Holdings, Inc.	270,000	878,529
Sumitomo Osaka Cement Co., Ltd.	69,000	296,081
Tamura Corp.	10,000	28,813
Towa Pharmaceutical Co., Ltd.	2,700	140,987
Tsubakimoto Chain Co.	40,000	247,242
West Japan Railway Co.	9,300	589,371

		27,975,784

Korea (Republic of)—1.4%
Hanwha Chemical Corp.	21,122	441,330
Hanwha Life Insurance Co., Ltd.	53,353	268,841
Hyosung Corp.	2,894	316,760
KB Insurance Co., Ltd.	8,723	212,591
Kia Motors Corp.	22,058	831,132
Korea Electric Power Corp.	21,930	1,151,149
Korea Gas Corp.	4,024	139,904
Korea Petrochemical Ind Co., Ltd.	1,016	213,723
LG Corp.	8,562	476,148
LG Display Co., Ltd.	27,627	639,662
Lotte Chemical Corp.	795	197,866
Meritz Securities Co., Ltd.	56,718	160,047
Mirae Asset Securities Co., Ltd.	4,404	89,035
S&T Motiv Co., Ltd.	8,347	473,529
S-Oil Corp.	7,659	507,555
Samsung Electronics Co., Ltd. GDR (c)	2,673	1,659,933
SK Innovation Co., Ltd.	1,013	124,816
SL Corp.	3,276	41,085
Tongyang Life Insurance Co., Ltd.	4,291	37,936

		7,983,042

	Shares	Value*

Malaysia—0.3%
MISC Bhd.	186,100	$344,365
Tenaga Nasional Bhd.	358,700	1,255,964
Westports Holdings Bhd.	290,100	302,816

		1,903,145

Mexico—0.5%
Alfa S.A.B. de C.V., Class A	242,100	416,200
Gruma S.A.B. de C.V., Class B	32,177	462,876
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	1,656	169,955
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	47,200	485,230
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	1,919	306,176
Grupo Lala S.A.B. de C.V.	157,300	346,821
Grupo Mexico S.A.B. de C.V., Ser. B	116,700	273,454
Industrias Bachoco S.A.B. de C.V. ADR	13,488	666,307

		3,127,019

Netherlands—0.9%
Aegon NV	43,797	173,538
BE Semiconductor Industries NV	8,426	227,982
BinckBank NV	37,369	185,769
ING Groep NV	94,513	977,822
Koninklijke Ahold NV	31,505	695,711
NN Group NV	14,095	388,013
Randstad Holding NV	11,234	449,259
Wolters Kluwer NV	48,868	1,978,723

		5,076,817

New Zealand—0.2%
Air New Zealand Ltd.	518,772	777,501
New Zealand Refining Co., Ltd.	136,587	237,240
Sky Network Television Ltd.	88,665	302,589

		1,317,330

Norway—1.2%
DNB ASA	147,711	1,768,070
Kongsberg Automotive ASA (c)	647,449	424,096
Marine Harvest ASA (c)	48,847	823,915
Orkla ASA	72,169	641,839
Salmar ASA	7,261	216,075
Seadrill Ltd. (c)	15,611	50,591
SpareBank 1 SMN	104,670	586,550
Storebrand ASA (c)	99,638	377,969
Telenor ASA	40,065	663,196
Veidekke ASA	19,385	232,209
Yara International ASA	34,586	1,098,687

		6,883,197

Philippines—0.1%
Globe Telecom, Inc.	7,525	380,394

Poland—0.1%
Polski Koncern Naftowy Orlen S.A.	19,580	343,932

Russian Federation—0.1%
Magnitogorsk Iron & Steel OJSC GDR	12,769	61,674
Sistema JSFC GDR	20,972	157,919
Surgutneftegas OJSC ADR	23,410	119,457

		339,050

Singapore—0.5%
AIMS AMP Capital Industrial REIT	168,700	174,699
Broadcom Ltd.	5,193	806,992
DBS Group Holdings Ltd.	87,000	1,025,810
Ezion Holdings Ltd. (c)	392,300	153,236
Singapore Airlines Ltd.	69,600	552,687

		2,713,424

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

South Africa—0.3%
Netcare Ltd.	160,663	$341,182
Sibanye Gold Ltd. ADR	9,005	122,648
SPAR Group Ltd.	13,820	189,546
Super Group Ltd. (c)	88,045	235,237
Telkom S.A. SOC Ltd.	187,672	846,811

		1,735,424

Spain—0.5%
Amadeus IT Holding S.A., Class A	30,225	1,331,675
Endesa S.A.	29,920	600,359
Iberdrola S.A.	60,439	412,289
Repsol S.A.	64,121	821,958

		3,166,281

Sweden—0.7%
Axfood AB	14,905	286,285
Bilia AB	28,126	695,435
BillerudKorsnas AB	6,976	104,099
Bonava AB, Class B (c)	10,998	132,589
Holmen AB, Class B	19,171	614,945
Loomis AB, Class B	7,232	176,834
NCC AB, Class B	10,998	255,364
Peab AB	7,414	56,251
Skandinaviska Enskilda Banken AB, Class A	29,609	258,655
Svenska Cellulosa AB SCA, Class B	43,021	1,382,293

		3,962,750

Switzerland—1.2%
Baloise Holding AG	5,356	596,553
Chubb Ltd.	9,725	1,271,155
Georg Fischer AG	950	759,438
Lonza Group AG (c)	5,479	910,126
Novartis AG	15,549	1,283,391
Swiss Life Holding AG (c)	4,213	973,615
Swiss Re AG	11,528	1,006,860

		6,801,138

Taiwan—0.8%
Advanced Semiconductor Engineering, Inc.	656,000	746,328
Hon Hai Precision Industry Co., Ltd.	177,760	457,960
Micro-Star International Co., Ltd.	245,000	452,514
Powertech Technology, Inc.	266,000	593,920
Siliconware Precision Industries Co., Ltd.	189,000	288,219
Taiwan Semiconductor Manufacturing Co., Ltd.	468,000	2,358,578

		4,897,519

Thailand—0.5%
Airports of Thailand PCL (b)	69,500	772,802
Bangkok Bank PCL	147,700	668,741
IRPC PCL (b)	1,103,600	150,053
PTT Global Chemical PCL (b)	285,000	483,724
Siam Cement PCL	63,750	865,835
Thai Oil PCL (b)	89,700	153,769

		3,094,924

Turkey—0.9%
Cimsa Cimento Sanayi VE Ticaret AS	34,732	182,881
Dogus Otomotiv Servis ve Ticaret AS	31,817	117,456
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	1,003,383	999,335
Eregli Demir ve Celik Fabrikalari TAS	399,895	565,688
Haci Omer Sabanci Holding AS	191,003	626,836
TAV Havalimanlari Holding AS	17,414	74,786
Tekfen Holding AS	220,416	565,695
Tofas Turk Otomobil Fabrikasi AS	34,154	280,827
Tupras Turkiye Petrol Rafinerileri AS	2,050	45,510
Turk Hava Yollari AO (c)	233,023	464,194

	Shares	Value*

Turkiye Halk Bankasi AS	93,428	$278,054
Turkiye Is Bankasi	332,897	528,829
Turkiye Sise ve Cam Fabrikalari AS	149,298	184,598
Turkiye Vakiflar Bankasi TAO	241,023	378,503

		5,293,192

United Kingdom—4.8%
3i Group PLC	77,545	568,955
Ashtead Group PLC	11,352	162,151
Barratt Developments PLC	94,788	515,080
Bellway PLC	29,090	737,942
Berkeley Group Holdings PLC	17,623	595,087
British American Tobacco PLC	51,958	3,368,386
Britvic PLC	36,062	282,193
BT Group PLC	247,891	1,362,557
Dialog Semiconductor PLC (c)	6,493	194,552
Direct Line Insurance Group PLC	64,955	300,297
Domino’s Pizza Group PLC	48,222	214,245
e2v technologies PLC	53,795	146,914
easyJet PLC	39,615	575,670
Galliford Try PLC	78,898	963,770
Greggs PLC	20,575	266,940
Halma PLC	40,199	546,747
International Consolidated Airlines Group S.A.	133,529	662,262
JD Sports Fashion PLC	30,902	476,429
Keller Group PLC	29,513	356,576
Laird PLC	69,254	302,951
Legal & General Group PLC	90,442	231,540
Lookers PLC	122,442	175,648
Micro Focus International PLC	6,156	132,810
Mondi PLC	30,976	579,947
Moneysupermarket.com Group PLC	74,175	268,741
National Express Group PLC	95,035	375,083
Noble Corp. PLC	35,394	291,646
Northgate PLC	43,753	189,906
Paragon Group of Cos. PLC	38,336	124,407
Persimmon PLC	26,695	517,661
Redrow PLC	61,207	257,426
Royal Dutch Shell PLC, Class A	58,348	1,600,509
Royal Dutch Shell PLC, Class B	174,121	4,810,715
Royal Mail PLC	140,084	941,160
RPC Group PLC	51,788	542,037
Shire PLC	13,600	840,513
Stolt-Nielsen Ltd.	14,367	174,249
Taylor Wimpey PLC	407,045	722,132
Trinity Mirror PLC	218,754	254,814
WH Smith PLC	43,020	903,785
Whitbread PLC	7,218	337,724
WPP PLC	51,698	1,077,458

		27,949,615

United States—55.3%
A Schulman, Inc.	4,762	116,288
AbbVie, Inc.	52,076	3,224,025
Acadia Healthcare Co., Inc. (c)	7,631	422,757
Activision Blizzard, Inc.	86,270	3,418,880
Adeptus Health, Inc., Class A (c)	3,768	194,655
Aetna, Inc.	39,867	4,868,957
AG Mortgage Investment Trust, Inc. REIT	21,943	316,857
Air Lease Corp.	16,196	433,729
Aircastle Ltd.	25,099	490,936
Alaska Air Group, Inc.	34,567	2,014,910
Allstate Corp.	25,839	1,807,438
Ally Financial, Inc. (c)	61,469	1,049,276
Alphabet, Inc., Class A (c)	3,074	2,162,651
Alphabet, Inc., Class C (c)	3,154	2,182,883
Altria Group, Inc.	61,174	4,218,559
Amazon.com, Inc. (c)	2,620	1,874,924
Amdocs Ltd.	25,835	1,491,196

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Ameren Corp.	37,947	$2,033,200
American Capital Agency Corp. REIT	7,167	142,050
American Eagle Outfitters, Inc.	33,182	528,589
American Electric Power Co., Inc.	48,419	3,393,688
American Financial Group, Inc.	35,660	2,636,344
Ameriprise Financial, Inc.	3,554	319,327
AmerisourceBergen Corp.	19,975	1,584,417
Amgen, Inc.	34,903	5,310,491
Amsurg Corp. (c)	9,534	739,266
Amtrust Financial Services, Inc.	40,935	1,002,908
Analog Devices, Inc.	8,943	506,532
Annaly Capital Management, Inc. REIT	21,508	238,094
Anthem, Inc.	34,662	4,552,507
Anworth Mortgage Asset Corp. REIT	29,302	137,719
AO Smith Corp.	2,852	251,290
Apollo Commercial Real Estate Finance, Inc. REIT	9,656	155,172
Apollo Investment Corp.	31,704	175,640
Apollo Residential Mortgage, Inc. REIT	12,526	167,848
Apple, Inc.	114,890	10,983,484
Arrow Electronics, Inc. (c)	5,168	319,899
AT&T, Inc.	197,162	8,519,370
Atlas Air Worldwide Holdings, Inc. (c)	6,642	275,112
Atmos Energy Corp.	9,107	740,581
Atwood Oceanics, Inc.	17,122	214,367
Avista Corp.	18,337	821,498
Avnet, Inc.	11,181	452,942
Ball Corp.	2,994	216,453
Bank of America Corp.	88,283	1,171,515
Bank of New York Mellon Corp.	15,728	611,033
Baxter International, Inc.	12,990	587,408
Becton Dickinson and Co.	6,729	1,141,171
Belden, Inc.	4,874	294,243
Benchmark Electronics, Inc. (c)	10,164	214,969
Brocade Communications Systems, Inc.	148,289	1,361,293
Caleres, Inc.	8,579	207,698
Capital One Financial Corp.	12,280	779,903
Cardinal Health, Inc.	9,225	719,642
CareTrust REIT, Inc. REIT	20,206	278,439
Carlisle Cos., Inc.	3,059	323,275
Carter’s, Inc.	3,220	342,833
Casey’s General Stores, Inc.	4,687	616,387
CDW Corp.	24,794	993,744
Celanese Corp., Ser. A	12,196	798,228
Centene Corp. (c)	22,133	1,579,632
CenterPoint Energy, Inc.	28,126	675,024
CF Industries Holdings, Inc.	13,705	330,291
Charles River Laboratories International, Inc. (c)	1,502	123,825
Chemed Corp.	4,749	647,336
Chevron Corp.	29,773	3,121,104
Chimera Investment Corp. REIT	22,354	350,958
Cigna Corp.	30,447	3,896,912
Cirrus Logic, Inc. (c)	12,326	478,126
Cisco Systems, Inc.	151,405	4,343,809
Citigroup, Inc.	87,721	3,718,493
Citrix Systems, Inc. (c)	9,603	769,104
CME Group, Inc.	6,289	612,549
CNA Financial Corp.	9,689	304,428
Columbus McKinnon Corp.	8,501	120,289
Comcast Corp., Class A	62,325	4,062,967
Community Health Systems, Inc. (c)	6,255	75,373
Consolidated Edison, Inc.	28,082	2,258,916
Constellation Brands, Inc., Class A	2,694	445,588
Convergys Corp.	46,762	1,169,050
Corning, Inc.	40,000	819,200
CR Bard, Inc.	2,923	687,373
Cracker Barrel Old Country Store, Inc.	4,417	757,383
Crane Co.	4,348	246,619
CVS Health Corp.	42,948	4,111,842

	Shares	Value*

Darden Restaurants, Inc.	10,399	$658,673
Dean Foods Co.	17,093	309,212
Delek U.S. Holdings, Inc.	2,990	39,498
Delta Air Lines, Inc.	28,361	1,033,191
Deluxe Corp.	15,343	1,018,315
DineEquity, Inc.	3,442	291,813
Dow Chemical Co.	34,525	1,716,238
DR Horton, Inc.	27,387	862,143
Dr. Pepper Snapple Group, Inc.	25,692	2,482,618
DST Systems, Inc.	2,647	308,190
Duke Energy Corp.	7,405	635,275
E*TRADE Financial Corp. (c)	27,038	635,123
Eastman Chemical Co.	18,069	1,226,885
Edison International	7,575	588,350
Electronic Arts, Inc. (c)	8,157	617,974
EMC Corp.	67,841	1,843,240
Entergy Corp.	13,502	1,098,388
Euronet Worldwide, Inc. (c)	5,147	356,121
Exelon Corp.	65,299	2,374,272
Express, Inc. (c)	21,324	309,411
Exxon Mobil Corp.	48,814	4,575,824
Facebook, Inc., Class A (c)	42,135	4,815,188
Fidelity National Information Services, Inc.	9,243	681,024
First American Financial Corp.	14,119	567,866
First Merchants Corp.	15,552	387,711
FirstEnergy Corp.	47,418	1,655,362
Flextronics International Ltd. (c)	49,581	585,056
Foot Locker, Inc.	39,927	2,190,395
Ford Motor Co.	134,465	1,690,225
Fulton Financial Corp.	29,826	402,651
GameStop Corp., Class A	10,611	282,040
GATX Corp.	18,297	804,519
General Electric Co.	75,226	2,368,115
General Motors Co.	55,289	1,564,679
Gilead Sciences, Inc.	39,695	3,311,357
Global Payments, Inc.	16,741	1,194,973
Goodyear Tire & Rubber Co.	31,506	808,444
Great Plains Energy, Inc.	23,476	713,670
Great Western Bancorp, Inc.	14,951	471,555
Greenbrier Cos., Inc.	4,447	129,541
Group 1 Automotive, Inc.	4,467	220,491
Hanover Insurance Group, Inc.	9,291	786,204
Hartford Financial Services Group, Inc.	19,811	879,212
Hatteras Financial Corp. REIT	25,513	418,413
HCA Holdings, Inc. (c)	15,140	1,165,931
Hewlett Packard Enterprise Co.	74,590	1,362,759
Hill-Rom Holdings, Inc.	12,250	618,013
HollyFrontier Corp.	2,842	67,554
Hologic, Inc. (c)	25,446	880,432
Home BancShares, Inc.	2,800	55,412
Home Depot, Inc.	31,484	4,020,192
Huntington Bancshares, Inc.	104,949	938,244
Huntington Ingalls Industries, Inc.	8,367	1,405,907
Huntsman Corp.	29,599	398,107
IDT Corp., Class B	6,274	89,028
II-VI, Inc. (c)	14,690	275,584
Ingredion, Inc.	5,568	720,555
Innospec, Inc.	3,524	162,069
Insperity, Inc.	6,080	469,558
Intel Corp.	39,962	1,310,754
Intercontinental Exchange, Inc.	1,543	394,946
International Paper Co.	9,891	419,181
Invesco Ltd.	19,873	507,556
j2 Global, Inc.	7,549	476,870
Jack in the Box, Inc.	7,364	632,715
JetBlue Airways Corp. (c)	21,387	354,169
Johnson & Johnson	68,024	8,251,311
Jones Lang LaSalle, Inc.	3,966	386,487
JPMorgan Chase & Co.	61,811	3,840,936
Juniper Networks, Inc.	23,183	521,386
KAR Auction Services, Inc.	15,621	652,021
KeyCorp	38,979	430,718
Knoll, Inc.	5,043	122,444

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Kohl’s Corp.	12,289	$465,999
Korn/Ferry International	19,402	401,621
Kraton Performance Polymers, Inc. (c)	8,940	249,694
Kroger Co.	112,153	4,126,109
Laboratory Corp. of America Holdings (c)	8,448	1,100,521
Ladder Capital Corp. REIT	6,037	73,651
Lam Research Corp.	36,355	3,056,001
Lear Corp.	14,803	1,506,353
LifePoint Hospitals, Inc. (c)	6,689	437,260
Lincoln National Corp.	31,843	1,234,553
LyondellBasell Industries NV, Class A	17,552	1,306,220
MainSource Financial Group, Inc.	11,063	243,939
Marathon Petroleum Corp.	29,069	1,103,459
Marriott Vacations Worldwide Corp.	6,419	439,637
Masimo Corp. (c)	9,082	476,941
Matson, Inc.	6,963	224,835
McDonald’s Corp.	18,138	2,182,727
McKesson Corp.	5,974	1,115,047
Mentor Graphics Corp.	25,865	549,890
Mercer International, Inc.	17,401	138,860
MetLife, Inc.	22,854	910,275
MFA Financial, Inc. REIT	52,582	382,271
Microsoft Corp.	47,932	2,452,680
MKS Instruments, Inc.	10,249	441,322
Mohawk Industries, Inc. (c)	7,306	1,386,387
Morgan Stanley	51,576	1,339,944
MSCI, Inc.	8,234	635,006
Mylan NV (c)	44,181	1,910,386
Nasdaq, Inc.	9,189	594,253
Natus Medical, Inc. (c)	19,813	748,931
Navigators Group, Inc. (c)	3,149	289,614
New Residential Investment Corp. REIT	41,625	576,090
Nielsen Holdings PLC	11,276	586,014
Northrop Grumman Corp.	8,987	1,997,630
NVIDIA Corp.	17,256	811,205
Omega Protein Corp. (c)	15,142	302,689
Omnicell, Inc. (c)	10,048	343,943
On Assignment, Inc. (c)	2,254	83,285
ON Semiconductor Corp. (c)	63,079	556,357
PBF Energy, Inc., Class A	6,373	151,550
Penske Automotive Group, Inc.	12,847	404,167
Pfizer, Inc.	57,682	2,030,983
PG&E Corp.	67,948	4,343,236
Phillips 66	13,901	1,102,905
Pinnacle Financial Partners, Inc.	8,412	410,926
Pinnacle Foods, Inc.	16,210	750,361
Pitney Bowes, Inc.	16,609	295,640
PNC Financial Services Group, Inc.	10,371	844,096
PPL Corp.	17,186	648,772
Priceline Group, Inc. (c)	266	332,077
PrivateBancorp, Inc.	9,244	407,013
Prudential Financial, Inc.	18,620	1,328,351
Public Service Enterprise Group, Inc.	85,135	3,968,142
QLogic Corp. (c)	29,778	438,928
Quest Diagnostics, Inc.	13,390	1,090,080
Quintiles Transnational Holdings, Inc. (c)	13,398	875,157
Quorum Health Corp. (c)	1,563	16,740
Reinsurance Group of America, Inc.	6,886	667,873
Reynolds American, Inc.	85,961	4,635,877
RLJ Lodging Trust	7,338	157,400
Robert Half International, Inc.	2,919	111,389
Rowan Cos. PLC, Class A	3,240	57,218
Royal Caribbean Cruises Ltd.	20,163	1,353,945
Ryder System, Inc.	6,316	386,160
Sanmina Corp. (c)	36,119	968,350
SCANA Corp.	8,440	638,570
Science Applications International Corp.	7,396	431,557

	Shares	Value*

Sherwin-Williams Co.	5,731	$1,683,023
Signature Bank (c)	3,184	397,745
Skyworks Solutions, Inc.	15,562	984,763
Snap-on, Inc.	2,386	376,559
Southwest Airlines Co.	16,319	639,868
SpartanNash Co.	5,053	154,521
Spirit AeroSystems Holdings, Inc., Class A (c)	19,901	855,743
SS&C Technologies Holdings, Inc.	8,114	227,841
Stanley Black & Decker, Inc.	6,585	732,384
Stryker Corp.	8,322	997,225
SunTrust Banks, Inc.	28,072	1,153,198
Sykes Enterprises, Inc. (c)	10,006	289,774
Synchrony Financial (c)	16,254	410,901
Target Corp.	6,832	477,010
Teleflex, Inc.	2,449	434,232
Teradyne, Inc.	22,438	441,804
Tesoro Corp.	5,077	380,369
Tessera Technologies, Inc.	10,845	332,291
Thermo Fisher Scientific, Inc.	13,139	1,941,419
Time Warner, Inc.	16,553	1,217,308
Travelers Cos., Inc.	22,917	2,728,040
Trinity Industries, Inc.	15,177	281,837
Tyson Foods, Inc., Class A	84,867	5,668,267
United Continental Holdings, Inc. (c)	6,046	248,128
UnitedHealth Group, Inc.	24,763	3,496,536
Universal Health Services, Inc., Class B	5,007	671,439
Unum Group	23,865	758,668
USANA Health Sciences, Inc. (c)	2,404	267,878
Vail Resorts, Inc.	1,777	245,635
Valero Energy Corp.	36,051	1,838,601
Verizon Communications, Inc.	151,131	8,439,155
Voya Financial, Inc.	18,855	466,850
Walgreens Boots Alliance, Inc.	16,232	1,351,639
Walt Disney Co.	41,140	4,024,315
Waste Management, Inc.	13,124	869,727
Wells Fargo & Co.	89,171	4,220,463
Westar Energy, Inc.	12,802	718,064
Western Alliance Bancorp (c)	8,205	267,893
Western Refining, Inc.	5,754	118,705
Westlake Chemical Corp.	4,066	174,513
Whirlpool Corp.	3,741	623,400
Wintrust Financial Corp.	6,309	321,759
WSFS Financial Corp.	9,463	304,614
Xcel Energy, Inc.	14,049	629,114
Xerox Corp.	57,759	548,133
Zedge, Inc., Class B (c)	2,091	9,598
Zimmer Biomet Holdings, Inc.	8,744	1,052,603

		323,798,579

Total Common Stock (cost—$551,544,774)		560,796,698

PREFERRED STOCK—0.6%

Brazil—0.2%
Banco Bradesco S.A.	30,052	235,566
Braskem S.A., Class A	20,000	118,544
Cia Paranaense de Energia	47,000	427,526
Itau Unibanco Holding S.A.	51,985	490,348

		1,271,984

Korea (Republic of)—0.4%
Samsung Electronics Co., Ltd.	2,000	2,063,174

Total Preferred Stock (cost—$2,859,552)		3,335,158

RIGHTS—0.0%

Spain—0.0%
Repsol S.A., expires 7/8/16, (c) (cost—$21,072)	64,121	20,849

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.7%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $15,996,013; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $16,321,548 including accrued interest (cost—$15,996,000)	$15,996	$15,996,000

Total Investments (cost—$570,421,398) (a)—99.1%		580,148,705

Other assets less liabilities (d)—0.9%		5,188,760

Net Assets—100.0%		$585,337,465

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $190,712,882, representing 32.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $1,561,547, representing 0.3% of net assets.
(c)	Non-income producing.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: E-mini S&P 500 Index	48	$5,016	9/16/16	$65,044
Euro STOXX 600 Index	284	5,155	9/16/16	107,849
Mini MSCI Emerging Markets Index	65	2,713	9/16/16	104,387
TOPIX Index	26	3,136	9/8/16	(242,188)

				$35,092

(e)	At June 30, 2016, the Fund pledged $2,458,345 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

TOPIX—Tokyo Stock Price Index

Schedule of Investments

AllianzGI Best Styles Global Equity Fund

June 30, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	8.6%
Insurance	6.5%
Health Care Providers & Services	5.4%
Oil, Gas & Consumable Fuels	4.8%
Diversified Telecommunication Services	4.8%
Pharmaceuticals	3.9%
Electric Utilities	3.8%
Technology Hardware, Storage & Peripherals	3.3%
Food & Staples Retailing	2.8%
Semiconductors & Semiconductor Equipment	2.5%
Food Products	2.5%
Media	2.4%
Chemicals	2.3%
Internet Software & Services	2.2%
Tobacco	2.1%
Automobiles	2.0%
Biotechnology	2.0%
Airlines	2.0%
Multi-Utilities	1.9%
IT Services	1.9%
Specialty Retail	1.8%
Health Care Equipment & Supplies	1.8%
Household Durables	1.7%
Software	1.4%
Electronic Equipment, Instruments & Components	1.4%
Auto Components	1.4%
Hotels, Restaurants & Leisure	1.3%
Diversified Financial Services	1.3%
Communications Equipment	1.2%
Industrial Conglomerates	1.1%
Real Estate Investment Trust	1.0%
Aerospace & Defense	0.9%
Capital Markets	0.8%
Construction & Engineering	0.8%
Trading Companies & Distributors	0.7%
Beverages	0.7%
Wireless Telecommunication Services	0.7%
Commercial Services & Supplies	0.7%
Paper & Forest Products	0.7%
Life Sciences Tools & Services	0.7%
Machinery	0.6%
Road & Rail	0.5%
Containers & Packaging	0.5%
Professional Services	0.5%
Transportation Infrastructure	0.4%
Consumer Finance	0.4%
Internet & Catalog Retail	0.4%
Metals & Mining	0.3%
Real Estate Management & Development	0.3%
Multi-line Retail	0.3%
Independent Power Producers & Energy Traders	0.3%
Construction Materials	0.3%
Thrifts & Mortgage Finance	0.3%
Textiles, Apparel & Luxury Goods	0.3%
Household Products	0.2%
Air Freight & Logistics	0.2%
Marine	0.2%
Gas Utilities	0.2%
Energy Equipment & Services	0.1%
Building Products	0.1%
Health Care Technology	0.1%
Electrical Equipment	0.1%
Personal Products	0.0%
Distributors	0.0%
Repurchase Agreements	2.7%
Other assets less liabilities	0.9%

100.0%

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—94.0%

Australia—6.5%
Asaleo Care Ltd.	114,224	$180,729
Australian Pharmaceutical Industries Ltd.	114,542	144,558
Bank of Queensland Ltd.	30,356	242,188
Caltex Australia Ltd.	11,340	273,407
Collins Foods Ltd.	44,121	140,032
Dexus Property Group REIT	41,340	280,519
Estia Health Ltd.	53,056	184,018
Fortescue Metals Group Ltd.	164,482	440,161
Harvey Norman Holdings Ltd.	98,604	343,101
Japara Healthcare Ltd.	101,289	194,138
Macquarie Group Ltd.	5,713	297,387
McMillan Shakespeare Ltd.	16,151	166,324
OZ Minerals Ltd.	25,116	107,784
Qantas Airways Ltd. (d)	101,031	214,016
Select Harvests Ltd.	53,433	273,434
Spotless Group Holdings Ltd.	94,487	79,965
Star Entertainment Group Ltd.	40,096	163,380
Treasury Wine Estates Ltd.	53,772	373,655
Westpac Banking Corp.	25,343	561,995

		4,660,791

Austria—2.0%
Austria Technologie & Systemtechnik AG	4,147	49,869
Erste Group Bank AG (d)	10,228	232,871
Lenzing AG	1,073	99,199
Mayr Melnhof Karton AG	655	71,046
OMV AG	10,640	299,097
Porr AG	5,249	143,025
Telekom Austria AG (d)	37,781	219,349
Voestalpine AG	8,798	296,099

		1,410,555

Belgium—1.8%
AGFA-Gevaert NV (d)	17,997	58,423
Delhaize Group	4,735	500,178
Euronav NV	14,673	135,494
UCB S.A.	3,842	288,486
Warehouses De Pauw CVA REIT	3,457	324,641

		1,307,222

British Virgin Islands—0.2%
Nomad Foods Ltd. (d)	20,321	162,162

Denmark—1.0%
Alm Brand A/S	21,806	146,337
Bakkafrost P/F	4,427	167,027
Danske Bank A/S	13,809	363,458
Schouw & Co.	1,273	70,697

		747,519

Finland—0.6%
Metsa Board Oyj	11,255	57,300
UPM-Kymmene Oyj	21,540	395,706

		453,006

France—9.7%
Alten S.A.	2,630	154,382
Altran Technologies S.A. (d)	11,775	155,988
APERAM S.A.	3,862	135,190
Arkema S.A.	3,698	282,722
Atos S.E.	4,492	370,360
AXA S.A.	20,055	396,540
BNP Paribas S.A.	10,608	465,219
Bouygues S.A.	8,002	229,243
Capgemini SA	4,009	345,947
Cie Generale des Etablissements Michelin	3,886	366,219
Electricite de France S.A.	16,366	198,441
Elior Participations SCA (a)	3,453	74,927
Engie S.A.	21,932	352,155
Lagardere SCA	9,803	213,235

	Shares	Value*

Natixis S.A.	48,482	$182,431
Orange S.A.	35,446	576,370
Renault S.A.	3,676	277,529
Sanofi	8,740	726,143
SCOR SE	7,588	224,339
Total S.A.	8,223	394,342
Valeo S.A.	7,668	340,414
Vinci S.A.	7,651	539,907

		7,002,043

Germany—6.5%
Bayer AG	5,711	573,583
Covestro AG (a)	6,946	309,377
Daimler AG	7,157	428,263
Deutsche Telekom AG	22,886	390,258
Evonik Industries AG	9,736	290,216
Fresenius SE & Co. KGaA	5,408	397,366
Hannover Rueck SE	3,747	392,601
HeidelbergCement AG	3,683	277,448
K&S AG	7,818	160,051
Merck KGaA	5,092	517,566
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,930	491,346
ProSiebenSat.1 Media SE	6,572	287,473
TUI AG	7,149	81,206
Wuestenrot & Wuerttemberg AG	6,965	125,946

		4,722,700

Greece—0.5%
Hellenic Petroleum S.A. (d)	34,844	148,122
Mytilineos Holdings S.A. (d)	25,585	108,802
Tsakos Energy Navigation Ltd.	16,176	75,865

		332,789

Hong Kong—3.3%
BOC Hong Kong Holdings Ltd.	73,000	219,975
Cathay Pacific Airways Ltd.	153,000	224,461
Cheung Kong Property Holdings Ltd.	58,500	369,349
CK Hutchison Holdings Ltd.	39,920	439,138
HKT Trust & HKT Ltd.	180,000	259,857
Kerry Properties Ltd.	51,000	126,796
Man Wah Holdings Ltd.	139,600	201,049
Shun Tak Holdings Ltd.	342,000	108,191
WH Group Ltd. (a)	525,500	416,193

		2,365,009

Ireland—1.2%
AerCap Holdings NV (d)	6,405	215,144
CRH PLC	13,779	401,525
Smurfit Kappa Group PLC	5,223	115,002
Total Produce PLC	96,530	153,723

		885,394

Israel—1.3%
Bank Hapoalim BM	56,582	285,054
Israel Corp. Ltd.	1,126	178,170
Teva Pharmaceutical Industries Ltd.	9,400	475,736

		938,960

Italy—2.5%
Assicurazioni Generali SpA	22,231	262,156
Enel SpA	117,521	521,728
Exor SpA	7,549	278,675
Immobiliare Grande Distribuzione SIIQ SpA REIT	166,887	136,632
Intesa Sanpaolo SpA	147,384	280,724
Mediobanca SpA	34,878	200,960
RCS MediaGroup SpA (d)	2,741	2,456
Societa Cattolica di Assicurazioni SCRL	22,458	142,339

		1,825,670

Japan—22.9%
Aeon Co., Ltd.	15,200	236,004
Alfresa Holdings Corp.	9,200	192,207
AOI Electronics Co., Ltd.	7,300	139,531
Aoyama Trading Co., Ltd.	3,200	118,004
Chubu Electric Power Co., Inc.	15,900	226,273

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

CKD Corp.	19,700	$147,331
Dai Nippon Printing Co., Ltd.	21,000	234,043
Dai-ichi Life Insurance Co., Ltd.	21,600	241,799
Daiichi Sankyo Co., Ltd.	17,500	425,164
Daiwa House Industry Co., Ltd.	9,300	273,113
DCM Holdings Co., Ltd.	7,800	66,670
Dentsu, Inc.	6,000	281,255
Duskin Co., Ltd.	3,400	57,413
FamilyMart Co., Ltd.	6,300	383,930
FUJIFILM Holdings Corp.	9,000	349,204
Fujitsu Ltd.	53,000	194,898
Heiwado Co., Ltd.	6,300	122,679
Hitachi Ltd.	70,000	293,290
Hokuhoku Financial Group, Inc.	113,000	128,699
Idemitsu Kosan Co., Ltd.	17,700	384,268
ITOCHU Corp.	29,800	364,550
J Front Retailing Co., Ltd.	17,400	180,409
Japan Airlines Co., Ltd.	7,800	250,946
JX Holdings, Inc.	53,400	208,437
Kaga Electronics Co., Ltd.	12,200	138,060
Kato Sangyo Co., Ltd.	2,800	65,639
Marubeni Corp.	54,700	247,120
Marudai Food Co., Ltd.	38,000	181,128
Medipal Holdings Corp.	16,000	263,053
Megmilk Snow Brand Co., Ltd.	3,400	118,622
Mitsuba Corp.	9,000	97,062
Mitsubishi Chemical Holdings Corp.	69,000	316,295
Mitsubishi Gas Chemical Co., Inc.	51,000	266,063
Mitsubishi Heavy Industries Ltd.	60,000	241,273
Mitsubishi Materials Corp.	69,000	165,211
Mitsubishi Tanabe Pharma Corp.	10,400	187,909
Mitsubishi UFJ Financial Group, Inc.	122,800	550,494
Mitsui & Co., Ltd.	28,700	342,597
Mixi, Inc.	8,000	330,763
Nagase & Co., Ltd.	10,000	110,612
Nippon Electric Glass Co., Ltd.	33,000	137,758
Nippon Flour Mills Co., Ltd.	24,000	187,548
Nippon Telegraph & Telephone Corp.	8,900	417,364
Nippon Yusen KK	88,000	154,813
Nissan Motor Co., Ltd.	41,900	373,929
Nisshin Oillio Group Ltd.	38,000	174,328
Oki Electric Industry Co., Ltd.	43,000	57,524
Okinawa Cellular Telephone Co.	5,500	162,029
ORIX Corp.	25,500	329,982
Otsuka Holdings Co., Ltd.	7,100	327,188
Ricoh Co., Ltd.	27,200	235,783
Seino Holdings Co., Ltd.	12,800	117,342
Shindengen Electric Manufacturing Co., Ltd.	18,000	57,156
SMK Corp.	30,000	103,317
Sojitz Corp.	65,500	155,204
Sompo Japan Nipponkoa Holdings, Inc.	9,900	263,461
Sumitomo Corp.	30,600	308,445
Sumitomo Electric Industries Ltd.	23,300	308,386
Sumitomo Forestry Co., Ltd.	13,700	185,939
Sumitomo Mitsui Financial Group, Inc.	13,100	378,263
Sumitomo Rubber Industries Ltd.	13,300	178,059
Suzuken Co., Ltd.	7,000	220,334
Taisei Corp.	30,000	246,501
Teijin Ltd.	80,000	265,084
Toho Holdings Co., Ltd.	7,300	175,909
Tohoku Electric Power Co., Inc.	15,300	193,094
TonenGeneral Sekiyu KK	20,000	182,190
Toyoda Gosei Co., Ltd.	8,600	153,160
Toyota Motor Corp.	12,700	626,091
Tsumura & Co.	6,300	170,879
Warabeya Nichiyo Co., Ltd.	7,200	132,327
West Japan Railway Co.	4,800	304,192
Yokohama Reito Co., Ltd.	17,300	172,929

		16,578,526

	Shares	Value*

Netherlands—1.1%
Accell Group	3,404	$70,048
BinckBank NV	21,521	106,985
Heineken Holding NV	5,161	418,153
NN Group NV	7,941	218,603

		813,789

New Zealand—1.3%
Air New Zealand Ltd.	72,832	109,155
Ebos Group Ltd.	30,470	356,568
Fonterra Co-operative Group Ltd. UNIT	58,828	229,921
Infratil Ltd.	68,242	155,782
New Zealand Refining Co., Ltd.	62,121	107,899

		959,325

Norway—2.1%
Austevoll Seafood ASA	23,556	197,660
Avance Gas Holding Ltd. (a)	19,848	62,502
DNB ASA	30,194	361,416
Leroy Seafood Group ASA	1,439	67,895
Marine Harvest ASA (d)	16,023	270,264
Orkla ASA	31,606	281,090
Yara International ASA	9,571	304,040

		1,544,867

Portugal—0.4%
EDP—Energias de Portugal S.A.	101,265	310,030

Singapore—0.2%
QAF Ltd.	209,800	165,086

South Africa—0.5%
Steinhoff International Holdings NV	56,103	323,019

Spain—2.2%
Aena S.A. (a)	2,300	304,866
Banco Santander S.A.	45,134	175,150
CIE Automotive S.A.	11,625	195,757
Iberdrola S.A.	79,437	541,885
Repsol S.A.	27,441	351,762

		1,569,420

Sweden—2.0%
Coor Service Management Holding AB (a)	47,803	231,650
ICA Gruppen AB	7,730	259,072
Klovern AB, Class A	70,877	79,840
Loomis AB, Class B	4,795	117,246
Mycronic AB	11,142	83,304
Nobina AB (a)	35,863	191,315
SAS AB (d)	58,184	110,906
Svenska Cellulosa AB SCA, Class B	12,028	386,468

		1,459,801

Switzerland—7.0%
Baloise Holding AG	3,409	379,695
Bobst Group S.A.	1,040	51,654
Coca-Cola HBC AG (d)	20,273	410,214
Lonza Group AG (d)	2,505	416,110
Nestle S.A.	12,274	950,969
Novartis AG	9,783	807,474
Roche Holding AG	2,751	725,933
Swiss Life Holding AG (d)	1,513	349,651
Swiss Re AG	4,317	377,048
UBS Group AG (d)	43,637	566,216

		5,034,964

United Kingdom—17.2%
3i Group PLC	57,233	419,924
Barratt Developments PLC	33,587	182,512
Bellway PLC	8,116	205,883
Berkeley Group Holdings PLC	5,653	190,889
Bovis Homes Group PLC	18,358	179,149
BT Group PLC	74,108	407,342
Carillion PLC	62,161	194,119
Carnival PLC	6,116	271,304
Conviviality PLC	72,185	177,538
Cranswick PLC	6,879	191,120

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Dart Group PLC	35,667	$250,228
Direct Line Insurance Group PLC	75,514	349,113
easyJet PLC	15,692	228,030
Equiniti Group PLC (a)	76,093	158,026
Fiat Chrysler Automobiles NV	38,907	239,490
Firstgroup PLC (d)	95,960	128,654
Galliford Try PLC	12,394	151,398
Greggs PLC	8,016	104,000
HSBC Holdings PLC	77,846	482,299
Imperial Brands PLC	12,142	658,494
International Consolidated Airlines Group S.A.	54,390	269,757
J Sainsbury PLC	104,736	326,272
Legal & General Group PLC	106,002	271,375
Lloyds Banking Group PLC	486,292	352,216
Lookers PLC	146,750	210,518
Marks & Spencer Group PLC	50,452	216,062
McBride PLC, Class B (c)	1,352,748	1,801
McBride PLC (d)	108,400	224,759
Mccarthy Stone PLC (a)	66,002	150,777
National Express Group PLC	59,454	234,653
Northgate PLC	44,753	194,246
Novae Group PLC	28,908	288,821
OneSavings Bank PLC	36,023	101,522
Pendragon PLC	451,347	167,458
Persimmon PLC	11,937	231,479
Royal Dutch Shell PLC, Class A	39,886	1,095,475
Royal Mail PLC	55,850	375,230
Shawbrook Group PLC (a)(d)	36,657	83,409
Shire PLC	9,401	581,005
Taylor Wimpey PLC	102,348	181,574
Tullett Prebon PLC	55,017	222,800
U & I Group PLC	59,010	124,120
Vodafone Group PLC	223,192	680,480
Whitbread PLC	7,536	352,603
WPP PLC	17,255	359,618

		12,467,542

Total Common Stock (cost—$74,232,130)		68,040,189

PREFERRED STOCK—0.7%

Germany—0.7%
Henkel AG & Co. KGaA (cost—$456,772)	4,231	517,072

RIGHTS—0.0%

Spain—0.0%
Repsol S.A., expires 7/8/16, (d) (cost—$9,018)	27,441	8,923

	Principal Amount (000s)	Value*

Repurchase Agreements—4.2%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $3,008,003; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $3,071,870 including accrued interest (cost—$3,008,000)	$3,008	$3,008,000

Total Investments (cost—$77,705,920) (b)—98.9%		71,574,184

Other assets less liabilities (e)—1.1%		775,496

Net Assets-100.0%		$72,349,680

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $65,183,150, representing 90.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair valued—Security with a value of $1,801, representing less than 0.05% of net assets.
(d)	Non-income producing

(e)	Includes net unrealized appreciation of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: Mini MSCI EAFE Index	37	$2,988	9/16/16	$78,268

(f)	At June 30, 2016, the Fund pledged $361,477 in cash as collateral for derivatives.

Glossary:

EAFE—Europe and Australasia, Far East

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Best Styles International Equity Fund

June 30, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Pharmaceuticals	8.0%
Banks	7.4%
Insurance	6.6%
Food Products	5.9%
Oil, Gas & Consumable Fuels	5.1%
Food & Staples Retailing	3.5%
Chemicals	3.4%
Health Care Providers & Services	3.1%
Diversified Telecommunication Services	3.1%
Electric Utilities	3.0%
Automobiles	2.7%
Household Durables	2.6%
Capital Markets	2.5%
Trading Companies & Distributors	2.4%
Airlines	2.3%
Auto Components	2.3%
Construction & Engineering	2.1%
IT Services	1.9%
Metals & Mining	1.7%
Beverages	1.7%
Road & Rail	1.6%
Media	1.6%
Household Products	1.6%
Hotels, Restaurants & Leisure	1.4%
Real Estate Management & Development	1.3%
Electronic Equipment, Instruments & Components	1.2%
Wireless Telecommunication Services	1.2%
Commercial Services & Supplies	1.1%
Real Estate Investment Trust	1.0%
Multi-line Retail	1.0%
Diversified Financial Services	1.0%
Construction Materials	0.9%
Tobacco	0.9%
Technology Hardware, Storage & Peripherals	0.8%
Specialty Retail	0.8%
Industrial Conglomerates	0.8%
Paper & Forest Products	0.6%
Machinery	0.6%
Life Sciences Tools & Services	0.6%
Air Freight & Logistics	0.5%
Multi-Utilities	0.5%
Internet Software & Services	0.5%
Transportation Infrastructure	0.4%
Semiconductors & Semiconductor Equipment	0.3%
Containers & Packaging	0.3%
Personal Products	0.2%
Professional Services	0.2%
Marine	0.2%
Thrifts & Mortgage Finance	0.1%
Leisure Equipment & Products	0.1%
Health Care Technology	0.1%
Repurchase Agreements	4.2%
Other assets less liabilities	1.1%

100.0%

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—96.3%

Aerospace & Defense—0.7%
Northrop Grumman Corp.	2,865	$636,832

Air Freight & Logistics—0.5%
FedEx Corp.	3,054	463,536

Airlines—0.9%
Alaska Air Group, Inc.	4,130	240,738
American Airlines Group, Inc.	1,959	55,459
JetBlue Airways Corp. (a)	2,922	48,388
Southwest Airlines Co.	13,060	512,083

		856,668

Auto Components—0.5%
Delphi Automotive PLC	2,510	157,126
Lear Corp.	2,607	265,288

		422,414

Automobiles—1.5%
Ford Motor Co.	57,924	728,104
General Motors Co.	22,756	643,995

		1,372,099

Banks—4.1%
Bank of America Corp.	9,853	130,749
Citigroup, Inc.	16,307	691,254
JPMorgan Chase & Co.	20,453	1,270,949
SunTrust Banks, Inc.	4,919	202,073
Webster Financial Corp.	1,854	62,943
Wells Fargo & Co.	30,544	1,445,648

		3,803,616

Beverages—0.8%
Coca-Cola Co.	1,903	86,263
Dr. Pepper Snapple Group, Inc.	7,060	682,208
PepsiCo, Inc.	80	8,475

		776,946

Biotechnology—2.8%
AbbVie, Inc.	15,529	961,401
Amgen, Inc.	4,662	709,323
Celgene Corp. (a)	494	48,723
Gilead Sciences, Inc.	9,045	754,534
United Therapeutics Corp. (a)	1,250	132,400

		2,606,381

Building Products—0.2%
Builders FirstSource, Inc. (a)	8,087	90,979
Universal Forest Products, Inc.	899	83,328

		174,307

Capital Markets—0.3%
Morgan Stanley	9,508	247,018

Chemicals—1.1%
CF Industries Holdings, Inc.	2,145	51,694
Dow Chemical Co.	946	47,026
LyondellBasell Industries NV, Class A	6,993	520,419
Minerals Technologies, Inc.	295	16,756
PPG Industries, Inc.	3,644	379,523

		1,015,418

Commercial Services & Supplies—0.7%
Cintas Corp.	4,443	435,991
Multi-Color Corp.	1,105	70,057
Pitney Bowes, Inc.	4,221	75,134
Waste Management, Inc.	1,125	74,554

		655,736

Communications Equipment—1.7%
Applied Optoelectronics, Inc. (a)	2,544	28,366
Arris International PLC (a)	11,616	243,471
Brocade Communications Systems, Inc.	29,565	271,407
Ciena Corp. (a)	3,738	70,087
Cisco Systems, Inc.	34,087	977,956

		1,591,287

	Shares	Value*

Construction & Engineering—0.1%
WSP Global, Inc.	2,503	$76,565

Construction Materials—0.7%
Vulcan Materials Co.	5,206	626,594

Consumer Finance—0.9%
Capital One Financial Corp.	2,126	135,022
Credit Acceptance Corp. (a)	2,087	386,262
Navient Corp.	10,085	120,516
Santander Consumer USA Holdings, Inc. (a)	14,442	149,186

		790,986

Containers & Packaging—0.9%
Ball Corp.	2,284	165,111
Bemis Co., Inc.	1,333	68,636
CCL Industries, Inc., Class B	608	105,811
Packaging Corp. of America	5,795	387,859
Sonoco Products Co.	2,874	142,723

		870,140

Diversified Consumer Services—0.4%
ServiceMaster Global Holdings, Inc. (a)	9,847	391,911

Diversified Financial Services—1.6%
Berkshire Hathaway, Inc., Class B (a)	4,272	618,543
Intercontinental Exchange, Inc.	2,559	655,002
Morningstar, Inc.	780	63,788
Voya Financial, Inc.	4,116	101,912

		1,439,245

Diversified Telecommunication Services—1.9%
AT&T, Inc.	10,405	449,600
BCE, Inc.	3,205	151,673
CenturyLink, Inc.	21,296	617,797
Verizon Communications, Inc.	10,205	569,847

		1,788,917

Electric Utilities—2.9%
American Electric Power Co., Inc.	2,397	168,006
Duke Energy Corp.	5,579	478,622
Edison International	979	76,039
Entergy Corp.	4,183	340,287
Eversource Energy	1,250	74,875
NextEra Energy, Inc.	4,031	525,642
PG&E Corp.	5,399	345,104
Portland General Electric Co.	802	35,384
Xcel Energy, Inc.	13,848	620,114

		2,664,073

Electrical Equipment—0.0%
General Cable Corp.	2,499	31,762

Electronic Equipment, Instruments & Components—2.0%
Arrow Electronics, Inc. (a)	2,472	153,017
Avnet, Inc.	6,518	264,044
Benchmark Electronics, Inc. (a)	1,567	33,142
CDW Corp.	9,020	361,522
Corning, Inc.	4,422	90,563
Flextronics International Ltd. (a)	32,414	382,485
Jabil Circuit, Inc.	4,480	82,746
SYNNEX Corp.	92	8,723
TE Connectivity Ltd.	7,968	455,052

		1,831,294

Energy Equipment & Services—0.8%
Noble Corp. PLC	27,073	223,082
Schlumberger Ltd.	2,788	220,475
Transocean Ltd.	25,909	308,058

		751,615

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Food & Staples Retailing—2.8%
Alimentation Couche-Tard, Inc., Class B	4,424	$189,979
Costco Wholesale Corp.	4,698	737,774
CVS Health Corp.	7,295	698,423
Empire Co., Ltd.	7,499	111,503
George Weston Ltd.	988	85,505
Kroger Co.	18,711	688,378
SpartanNash Co.	2,231	68,224

		2,579,786

Food Products—2.4%
Archer-Daniels-Midland Co.	17,321	742,898
B&G Foods, Inc.	1,594	76,831
Cal-Maine Foods, Inc.	6,370	282,318
Omega Protein Corp. (a)	2,651	52,994
Pilgrim’s Pride Corp.	1,890	48,157
Pinnacle Foods, Inc.	2,213	102,440
Sanderson Farms, Inc.	856	74,164
Tyson Foods, Inc., Class A	13,060	872,277

		2,252,079

Gas Utilities—0.5%
AGL Resources, Inc.	2,315	152,721
Atmos Energy Corp.	2,423	197,038
Spire, Inc.	1,085	76,861

		426,620

Health Care Equipment & Supplies—1.9%
Becton Dickinson and Co.	1,722	292,034
Hill-Rom Holdings, Inc.	2,196	110,788
Hologic, Inc. (a)	10,211	353,301
Medtronic PLC	11,853	1,028,485

		1,784,608

Health Care Providers & Services—6.7%
Aetna, Inc.	7,122	869,810
Anthem, Inc.	5,620	738,131
Cardinal Health, Inc.	3,160	246,511
Chemed Corp.	446	60,794
Cigna Corp.	3,324	425,439
HealthSouth Corp.	2,707	105,086
Laboratory Corp. of America Holdings (a)	4,307	561,073
McKesson Corp.	875	163,319
MEDNAX, Inc. (a)	5,564	403,000
Quest Diagnostics, Inc.	5,895	479,912
UnitedHealth Group, Inc.	10,785	1,522,842
Universal Health Services, Inc., Class B	4,397	589,638

		6,165,555

Hotels, Restaurants & Leisure—2.0%
Brinker International, Inc.	3,622	164,910
Carnival Corp.	12,861	568,456
Cracker Barrel Old Country Store, Inc.	2,620	449,252
Darden Restaurants, Inc.	8,648	547,764
Marriott Vacations Worldwide Corp.	917	62,805
Pinnacle Entertainment, Inc. (a)	2,601	28,819

		1,822,006

Household Products—0.4%
Procter & Gamble Co.	3,830	324,286

Independent Power Producers & Energy Traders—0.0%
NRG Yield, Inc., Class A	2,390	36,376

Industrial Conglomerates—1.7%
3M Co.	902	157,958
Danaher Corp.	6,173	623,473
General Electric Co.	24,539	772,488

		1,553,919

Insurance—5.3%
Allstate Corp.	5,417	378,919
American International Group, Inc.	9,587	507,056
Amtrust Financial Services, Inc.	14,520	355,740
Argo Group International Holdings Ltd.	825	42,818
Aspen Insurance Holdings Ltd.	7,045	326,747
Assurant, Inc.	5,513	475,827

	Shares	Value*

Axis Capital Holdings Ltd.	3,598	$197,890
Endurance Specialty Holdings Ltd.	1,251	84,017
Everest Re Group Ltd.	2,198	401,509
First American Financial Corp.	3,963	159,392
Hanover Insurance Group, Inc.	950	80,389
Heritage Insurance Holdings, Inc.	1,922	23,006
MetLife, Inc.	8,291	330,231
Progressive Corp.	7,313	244,985
Prudential Financial, Inc.	3,826	272,947
Travelers Cos., Inc.	6,357	756,737
Universal Insurance Holdings, Inc.	15,395	286,039

		4,924,249

Internet & Catalog Retail—1.1%
Amazon.com, Inc. (a)	1,400	1,001,868
Nutrisystem, Inc.	1,877	47,601

		1,049,469

Internet Software & Services—3.2%
Alphabet, Inc., Class A (a)	1,208	849,864
Alphabet, Inc., Class C (a)	1,232	852,667
EarthLink Holdings Corp.	4,116	26,342
Facebook, Inc., Class A (a)	8,396	959,495
j2 Global, Inc.	3,363	212,441
Monster Worldwide, Inc. (a)	10,525	25,155

		2,925,964

IT Services—3.5%
Accenture PLC, Class A	8,812	998,312
Amdocs Ltd.	6,813	393,246
Broadridge Financial Solutions, Inc.	7,285	474,982
Convergys Corp.	7,222	180,550
DH Corp.	2,292	56,965
Euronet Worldwide, Inc. (a)	979	67,737
International Business Machines Corp.	1,242	188,511
Jack Henry & Associates, Inc.	3,303	288,253
Net 1 UEPS Technologies, Inc. (a)	2,171	21,688
Sabre Corp.	1,290	34,559
Visa, Inc., Class A	1,254	93,009
Western Union Co.	25,304	485,331

		3,283,143

Machinery—0.6%
American Railcar Industries, Inc.	577	22,774
ESCO Technologies, Inc.	957	38,223
PACCAR, Inc.	3,113	161,471
Snap-on, Inc.	1,007	158,925
Trinity Industries, Inc.	7,562	140,426

		521,819

Media—2.8%
Charter Communications, Inc. (a)	607	138,784
Cinemark Holdings, Inc.	6,714	244,792
Comcast Corp., Class A	16,646	1,085,153
Gray Television, Inc. (a)	4,096	44,442
Interpublic Group of Cos., Inc.	6,815	157,427
Shaw Communications, Inc., Class B	5,217	100,144
TEGNA, Inc.	5,729	132,741
Walt Disney Co.	7,229	707,141

		2,610,624

Multi-line Retail—0.8%
Canadian Tire Corp., Ltd., Class A	848	92,384
Target Corp.	9,035	630,824

		723,208

Multi-Utilities—2.2%
Ameren Corp.	9,438	505,688
CMS Energy Corp.	9,843	451,400
DTE Energy Co.	4,389	435,038
NiSource, Inc.	1,579	41,875
Public Service Enterprise Group, Inc.	8,019	373,765
SCANA Corp.	2,838	214,723

		2,022,489

Schedule of Investments

AllianzGI Best Styles U.S. Equity Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Oil, Gas & Consumable Fuels—3.9%
Chevron Corp.	1,302	$136,489
Crescent Point Energy Corp.	4,853	76,629
CVR Energy, Inc.	2,130	33,015
DHT Holdings, Inc.	7,879	39,631
Enbridge Income Fund Holdings, Inc.	2,154	53,452
EnLink Midstream LLC	2,292	36,466
Exxon Mobil Corp.	12,045	1,129,098
Marathon Petroleum Corp.	7,182	272,629
Nordic American Tankers Ltd.	10,092	140,178
PBF Energy, Inc., Class A	5,574	132,550
Phillips 66	9,061	718,900
Scorpio Tankers, Inc.	12,847	53,957
Ship Finance International Ltd.	3,046	44,898
Tesoro Corp.	3,644	273,008
Valero Energy Corp.	8,606	438,906
Western Refining, Inc.	2,790	57,558

		3,637,364

Paper & Forest Products—0.3%
Domtar Corp.	4,644	162,586
Schweitzer-Mauduit International, Inc.	1,045	36,868
Western Forest Products, Inc.	29,679	46,863

		246,317

Personal Products—0.1%
USANA Health Sciences, Inc. (a)	796	88,698

Pharmaceuticals—5.0%
Horizon Pharma PLC (a)	18,643	307,050
Johnson & Johnson	12,286	1,490,292
Merck & Co., Inc.	9,577	551,731
Mylan NV (a)	4,632	200,288
Pfizer, Inc.	53,963	1,900,037
Prestige Brands Holdings, Inc. (a)	1,678	92,961
Sucampo Pharmaceuticals, Inc., Class A (a)	3,856	42,300

		4,584,659

Professional Services—0.0%
Huron Consulting Group, Inc. (a)	649	39,213

Real Estate Investment Trust—3.8%
Annaly Capital Management, Inc.	13,673	151,360
Apollo Commercial Real Estate Finance, Inc.	1,938	31,144
AvalonBay Communities, Inc.	3,497	630,824
Blackstone Mortgage Trust, Inc., Class A	2,217	61,344
Crown Castle International Corp.	8,098	821,380
CYS Investments, Inc.	6,459	54,062
Equinix, Inc.	2,048	794,071
Equity Lifestyle Properties, Inc.	1,850	148,093
Gaming and Leisure Properties, Inc.	2,210	76,201
MFA Financial, Inc.	8,028	58,364
Sovran Self Storage, Inc.	1,157	121,392
Starwood Property Trust, Inc.	17,792	368,650
STORE Capital Corp.	1,805	53,157
Sun Communities, Inc.	1,777	136,189

		3,506,231

Real Estate Management & Development—0.0%
Marcus & Millichap, Inc. (a)	1,299	33,008

Road & Rail—0.5%
Union Pacific Corp.	4,724	412,169
Werner Enterprises, Inc.	2,240	51,453

		463,622

Semiconductors & Semiconductor Equipment—3.7%
Broadcom Ltd.	1,704	264,801
Cabot Microelectronics Corp.	3,293	139,425
Cirrus Logic, Inc. (a)	13,710	531,811
Intel Corp.	37,605	1,233,444
Lam Research Corp.	1,928	162,068
Maxim Integrated Products, Inc.	2,261	80,695
MaxLinear, Inc., Class A (a)	5,911	106,280
Micron Technology, Inc. (a)	17,247	237,319
ON Semiconductor Corp. (a)	37,550	331,191
QUALCOMM, Inc.	5,891	315,581
Tower Semiconductor Ltd. (a)	3,226	40,067

		3,442,682

	Shares	Value*

Software—2.1%
Microsoft Corp.	34,160	$1,747,967
Synopsys, Inc. (a)	3,811	206,099

		1,954,066

Specialty Retail—3.3%
AutoNation, Inc. (a)	2,057	96,638
Foot Locker, Inc.	4,947	271,392
Home Depot, Inc.	8,222	1,049,867
Kirkland’s, Inc. (a)	2,589	38,007
L Brands, Inc.	5,045	338,671
Lowe’s Cos., Inc.	8,882	703,188
Murphy USA, Inc. (a)	2,396	177,687
Penske Automotive Group, Inc.	1,266	39,828
Signet Jewelers Ltd.	2,085	171,825
Stage Stores, Inc.	1,990	9,711
Staples, Inc.	15,927	137,291

		3,034,105

Technology Hardware, Storage & Peripherals—3.7%
Apple, Inc.	32,697	3,125,833
HP, Inc.	15,687	196,872
Western Digital Corp.	2,715	128,311

		3,451,016

Textiles, Apparel & Luxury Goods—1.2%
NIKE, Inc., Class B	12,747	703,634
Skechers U.S.A., Inc., Class A (a)	12,427	369,331

		1,072,965

Thrifts & Mortgage Finance—0.2%
BofI Holding, Inc. (a)	8,252	146,143
Walker & Dunlop, Inc. (a)	1,413	32,188

		178,331

Tobacco—1.6%
Altria Group, Inc.	21,298	1,468,710
Reynolds American, Inc.	744	40,124

		1,508,834

Trading Companies & Distributors—0.5%
AerCap Holdings NV (a)	6,282	211,012
Air Lease Corp.	3,842	102,889
GATX Corp.	2,737	120,346

		434,247

Transportation Infrastructure—0.2%
Macquarie Infrastructure Corp.	2,821	208,895

Water Utilities—0.3%
American Water Works Co., Inc.	3,614	305,419

Total Common Stock (cost—$89,226,682)		89,081,232

RIGHTS (a)—0.0%

Food & Staples Retailing—0.0%
Safeway CVR - Casa Ley, expires 1/30/2018	11,157	11,323
Safeway CVR - PDC, expires 1/30/2017	11,157	545

Total Rights (cost—$11,826)		11,868

	Principal Amount (000s)

Repurchase Agreements—2.8%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $2,612,002; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $2,665,474 including accrued interest (cost—$2,612,000)	$2,612	2,612,000

Total Investments (cost—$91,850,508)—99.1%		91,705,100

Other assets less liabilities (b)—0.9%		820,171

Net Assets—100.0%		$92,525,271

Notes to Schedule of Investments:

(a)	Non-income producing.

(b)	Includes net unrealized appreciation of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation
Long: E-mini S&P 500 Index	24	$2,508	9/16/16	$32,702

(c)	At June 30, 2016, the Fund pledged $721,716 in cash as collateral for derivatives.

Glossary:

CVR—Contingent Value Rights

Schedule of Investments

AllianzGI China Equity Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—97.1%

China—87.1%
Alibaba Group Holding Ltd. ADR (c)	2,475	$196,837
Beijing Enterprises Holdings Ltd.	20,000	113,772
China Automation Group Ltd. (c)	556,000	84,423
China Construction Bank Corp., Class H	277,000	185,019
China Everbright International Ltd.	128,000	143,123
China Merchants Bank Co., Ltd., Class H	50,500	113,671
China Mobile Ltd.	12,000	138,807
China Overseas Land & Investment Ltd.	58,000	184,895
China Pacific Insurance Group Co., Ltd., Class H	34,600	117,265
China State Construction International Holdings Ltd.	28,000	37,225
China Telecom Corp., Ltd., Class H	274,000	123,222
China Unicom Hong Kong Ltd.	70,000	73,174
CNOOC Ltd.	140,000	174,932
Digital China Holdings Ltd.	128,000	97,162
GF Securities Co., Ltd., Class H (c)	21,400	49,082
Ping An Insurance Group Co. of China Ltd., Class H	14,500	64,245
Qingdao Port International Co., Ltd., Class H (a)	180,000	82,005
Qingling Motors Co., Ltd., Class H (c)	588,000	181,998
Semiconductor Manufacturing International Corp. (c)	1,202,000	96,820
Tencent Holdings Ltd.	12,600	289,368
Vinda International Holdings Ltd.	49,000	85,141
Yuexiu Transport Infrastructure Ltd.	136,000	87,744
Zhengzhou Yutong Bus Co., Ltd., Class A	21,900	65,728
Zhuzhou CRRC Times Electric Co., Ltd.	13,000	72,035
ZTE Corp., Class H	24,800	31,609

		2,889,302

Hong Kong—10.0%
Brilliance China Automotive Holdings Ltd.	44,000	45,144
Clear Media Ltd. (c)	51,000	44,577
Hong Kong Exchanges and Clearing Ltd.	5,100	124,331
Man Yue Technology Holdings Ltd.	312,000	33,850
Sands China Ltd.	24,800	83,759

		331,661

Total Investments (cost-$3,585,954) (b)—97.1%		3,220,963

Other assets less liabilities—2.9%		94,627

Net Assets—100.0%		$3,315,590

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $3,024,126, representing 91.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Internet Software & Services	14.7%
Banks	9.0%
Automobiles	6.8%
Diversified Telecommunication Services	5.9%
Real Estate Management & Development	5.6%
Insurance	5.5%
Oil, Gas & Consumable Fuels	5.3%
Transportation Infrastructure	5.1%
Machinery	4.5%
Commercial Services & Supplies	4.3%
Wireless Telecommunication Services	4.2%
Electronic Equipment, Instruments & Components	4.0%
Diversified Financial Services	3.7%
Industrial Conglomerates	3.4%
Semiconductors & Semiconductor Equipment	2.9%
Household Products	2.6%
Hotels, Restaurants & Leisure	2.5%
Electrical Equipment	2.2%
Capital Markets	1.5%
Media	1.3%
Construction & Engineering	1.1%
Communications Equipment	1.0%
Other assets less liabilities	2.9%

100.0%

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2016 (unaudited)

	Principal Amount (000s)	Value*

CONVERTIBLE BONDS—74.4%

Auto Manufacturers—2.2%
Tesla Motors, Inc.,
0.25%, 3/1/19	$39,755	$35,381,950

Biotechnology—4.3%
BioMarin Pharmaceutical, Inc.,
0.75%, 10/15/18	11,440	12,762,750
1.50%, 10/15/20	4,000	4,645,000
Emergent BioSolutions, Inc.,
2.875%, 1/15/21	2,400	2,728,500
Exelixis, Inc.,
4.25%, 8/15/19	4,350	6,467,906
Incyte Corp.,
0.375%, 11/15/18	6,230	10,353,481
Intercept Pharmaceuticals, Inc. (c),
3.25%, 7/1/23	3,085	3,085,000
Ligand Pharmaceuticals, Inc.,
0.75%, 8/15/19	7,940	13,279,650
Medicines Co. (a)(b),
2.75%, 7/15/23	14,185	13,670,794
Novavax, Inc. (a)(b),
3.75%, 2/1/23	2,300	2,933,938

		69,927,019

Building Materials—1.0%
Cemex S.A.B de C.V.,
3.75%, 3/15/18	15,875	16,371,094

Chemicals—0.8%
RPM International, Inc.,
2.25%, 12/15/20	10,555	12,296,575

Commercial Services—4.9%
Cardtronics, Inc.,
1.00%, 12/1/20	20,370	20,522,775
Euronet Worldwide, Inc.,
1.50%, 10/1/44	15,980	18,406,963
Live Nation Entertainment, Inc.,
2.50%, 5/15/19	19,250	19,394,375
Macquarie Infrastructure Corp.,
2.875%, 7/15/19	17,720	20,322,625

		78,646,738

Computers—1.2%
Electronics For Imaging, Inc.,
0.75%, 9/1/19	16,170	17,372,644
Spansion LLC,
2.00%, 9/1/20	885	1,794,337

		19,166,981

Construction & Engineering—1.5%
Dycom Industries, Inc. (a)(b),
0.75%, 9/15/21	21,120	24,156,000

Distribution/Wholesale—0.5%
WESCO International, Inc.,
6.00%, 9/15/29	4,105	7,350,516

Diversified Financial Services—0.4%
Air Lease Corp.,
3.875%, 12/1/18	5,600	6,786,500

Diversified Telecommunication Services—0.7%
GS Finance Corp. (Archer Daniels Midland Co.) (d),
zero coupon, 6/9/23	11,545	11,466,956

Energy-Alternate Sources—0.7%
SolarCity Corp.,
1.625%, 11/1/19	15,845	10,527,022

	Principal Amount (000s)	Value*

Engineering & Construction—0.9%
Tutor Perini Corp. (a)(b),
2.875%, 6/15/21	$13,625	$14,306,250

Health Care Equipment & Supplies—1.2%
NuVasive, Inc. (a)(b),
2.25%, 3/15/21	16,445	19,548,994

Health Care Providers & Services—1.1%
Laboratory Corp. of America Holdings,
zero coupon, 9/11/21	10,625	18,553,959

Healthcare-Products—2.7%
Hologic, Inc.,
2.00%, 3/1/42	7,510	9,650,350
Integra LifeSciences Holdings Corp.,
1.625%, 12/15/16	9,345	14,221,922
Wright Medical Group NV (a)(b),
2.25%, 11/15/21	18,970	19,610,237

		43,482,509

Healthcare-Services—2.8%
Anthem, Inc.,
2.75%, 10/15/42	4,630	8,452,644
HealthSouth Corp.,
2.00%, 12/1/43	9,420	11,039,062
Molina Healthcare, Inc.,
1.125%, 1/15/20	5,860	7,958,613
1.625%, 8/15/44	10,700	11,669,687
Universal American Corp. (a)(b),
4.00%, 6/15/21	6,145	6,402,322

		45,522,328

Insurance—0.5%
AmTrust Financial Services, Inc.,
2.75%, 12/15/44	10,793	8,364,575

Internet—5.7%
j2 Global, Inc.,
3.25%, 6/15/29	10,465	11,786,206
Priceline Group, Inc.,
0.35%, 6/15/20	18,530	21,819,075
1.00%, 3/15/18	7,640	10,643,475
VeriSign, Inc.,
4.345%, 8/15/37	10,695	26,971,453
Web.com Group, Inc.,
1.00%, 8/15/18	3,155	2,916,403
WebMD Health Corp.,
1.50%, 12/1/20	7,865	10,022,960
2.625%, 6/15/23 (a)(b)	8,325	8,163,703

		92,323,275

Internet Software & Services—0.8%
Trulia, Inc.,
2.75%, 12/15/20	7,915	12,297,931

IT Services—0.7%
GS Finance Corp. (Fidelity National Information Services, Inc.) (d),
zero coupon, 6/5/23	11,160	11,067,818

Media—2.4%
Liberty Interactive LLC,
0.75%, 3/30/43	16,105	18,040,773
Liberty Media Corp.,
1.375%, 10/15/23	20,745	20,706,103

		38,746,876

Metal Fabricate/Hardware—0.9%
RTI International Metals, Inc.,
1.625%, 10/15/19	13,420	14,292,300

Oil, Gas & Consumable Fuels—2.5%
Cheniere Energy, Inc.,
4.25%, 3/15/45	22,480	12,813,600
Helix Energy Solutions Group, Inc.,
3.25%, 3/15/32	10,510	9,367,038
SEACOR Holdings, Inc.,
3.00%, 11/15/28	5,310	4,274,550
Weatherford International Ltd.,
5.875%, 7/1/21	12,100	13,181,437

		39,636,625

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Pharmaceuticals—2.3%
Herbalife Ltd.,
2.00%, 8/15/19	$18,380	$18,219,267
Jazz Investments I Ltd.,
1.875%, 8/15/21	16,960	18,242,600

		36,461,867

Real Estate—1.4%
Extra Space Storage L.P. (a)(b),
3.125%, 10/1/35	19,420	22,199,488

Semiconductors—12.4%
Integrated Device Technology, Inc. (a)(b),
0.875%, 11/15/22	14,920	14,435,100
Intel Corp.,
3.25%, 8/1/39	24,915	40,549,287
Lam Research Corp.,
1.25%, 5/15/18	15,645	22,822,144
Microchip Technology, Inc.,
1.625%, 2/15/25	22,335	24,833,728
Micron Technology, Inc.,
2.125%, 2/15/33, Ser. F	4,600	6,678,625
3.00%, 11/15/43, Ser. G	26,795	20,598,656
Novellus Systems, Inc.,
2.625%, 5/15/41	6,665	16,595,850
NVIDIA Corp.,
1.00%, 12/1/18	10,285	24,015,475
NXP Semiconductors NV,
1.00%, 12/1/19	19,390	21,171,456
Xilinx, Inc.,
2.625%, 6/15/17	5,220	8,427,038

		200,127,359

Semiconductors & Semiconductor Equipment—2.1%
Cypress Semiconductor Corp. (a)(b),
4.50%, 1/15/22	14,205	15,252,619
Inphi Corp. (a)(b),
1.125%, 12/1/20	17,615	18,704,928

		33,957,547

Software—12.8%
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	8,385	8,416,444
BroadSoft, Inc. (a)(b),
1.00%, 9/1/22	11,430	13,951,744
Citrix Systems, Inc.,
0.50%, 4/15/19	18,825	21,036,937
Cornerstone OnDemand, Inc.,
1.50%, 7/1/18	16,490	17,015,619
CSG Systems International, Inc. (a)(b),
4.25%, 3/15/36	9,880	10,448,100
Interactive Intelligence Group, Inc.,
1.25%, 6/1/20	2,845	2,700,972
Medidata Solutions, Inc.,
1.00%, 8/1/18	5,305	5,775,819
Nuance Communications, Inc.,
1.00%, 12/15/35 (a)(b)	5,860	5,178,775
1.50%, 11/1/35	7,235	7,026,994
Proofpoint, Inc.,
0.75%, 6/15/20	18,350	19,783,594
Red Hat, Inc.,
0.25%, 10/1/19	16,765	20,411,387
Rovi Corp.,
0.50%, 3/1/20	19,795	18,805,250
Salesforce.com, Inc.,
0.25%, 4/1/18	17,520	22,677,450
ServiceNow, Inc.,
zero coupon, 11/1/18	13,165	14,711,887
Take-Two Interactive Software, Inc.,
1.00%, 7/1/18	9,765	17,442,731

		205,383,703

Telecommunications—1.4%
InterDigital, Inc.,
1.50%, 3/1/20	21,065	21,894,434

	Principal Amount (000s)	Value*

Transportation—1.6%
Atlas Air Worldwide Holdings, Inc.,
2.25%, 6/1/22	$15,910	$15,502,306
Echo Global Logistics, Inc.,
2.50%, 5/1/20	11,355	10,780,153

		26,282,459

Total Convertible Bonds (cost—$1,126,226,737)		1,196,527,648

	Shares

CONVERTIBLE PREFERRED STOCK—22.2%

Banks—3.8%
Bank of America Corp., Ser. L (e),
7.25%	23,700	28,321,500
Wells Fargo & Co., Ser. L (e),
7.50%	25,030	32,518,976

		60,840,476

Commercial Services & Supplies—0.4%
Stericycle, Inc.,
5.25%, 9/15/18	84,265	7,009,163

Electric Utilities—0.8%
NextEra Energy, Inc.,
6.371%, 9/1/18	190,200	12,321,156

Financial Services—1.2%
Mandatory Exchangeable Trust (a)(b),
5.75%, 6/1/19	193,205	19,752,313

Food & Beverage—1.4%
Post Holdings, Inc.,
5.25%, 6/1/17	152,390	22,377,709

Food Products—0.3%
Tyson Foods, Inc.,
4.75%, 7/15/17	76,610	5,659,947

Health Care Providers & Services—2.1%
Amsurg Corp., Ser. A-1,
5.25%, 7/1/17	115,025	16,598,108
Anthem, Inc.,
5.25%, 5/1/18	389,225	17,410,034

		34,008,142

Independent Power Producers & Energy Traders—0.4%
Dynegy, Inc.,
7.00%, 7/1/19	57,250	6,166,970

Metals & Mining—0.3%
Alcoa, Inc., Ser. 1,
5.375%, 10/1/17	155,480	5,110,628

Oil, Gas & Consumable Fuels—3.5%
Hess Corp.,
8.00%, 2/1/19	237,845	18,023,894
Kinder Morgan, Inc., Ser. A,
9.75%, 10/26/18	392,060	19,152,131
Southwestern Energy Co., Ser. B,
6.25%, 1/15/18	383,575	11,545,607
WPX Energy, Inc., Ser. A,
6.25%, 7/31/18	153,670	7,094,944

		55,816,576

Pharmaceuticals—2.7%
Allergan PLC, Ser. A,
5.50%, 3/1/18	51,700	43,098,154

Real Estate Investment Trust—2.8%
American Tower Corp.,
5.25%, 5/15/17, Ser. A	188,080	21,159,000
5.50%, 2/15/18	110,900	12,456,288
Welltower, Inc., Ser. I (e),
6.25%, 4/20/18	166,925	11,317,515

		44,932,803

Schedule of Investments

AllianzGI Convertible Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Telecommunications—1.0%
Frontier Communications Corp., Ser. A,
11.125%, 6/29/18	179,410	$17,011,656

Wireless Telecommunication Services—1.5%
T-Mobile U.S., Inc.,
5.50%, 12/15/17	321,115	23,630,853

Total Convertible Preferred Stock (cost—$325,940,413)		357,736,546

COMMON STOCK—0.3%

Household Durables—0.3%
Newell Brands, Inc. (cost—$3,186,898)	87,732	4,261,143

	Principal Amount (000s)

Repurchase Agreements—2.6%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $42,454,035; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $43,304,994 including accrued interest (cost—$42,454,000)	$42,454	42,454,000

Total Investments (cost—$1,497,808,048)—99.5%		1,600,979,337

Other assets less liabilities—0.5%		8,021,707

Net Assets—100.0%		$1,609,001,044

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $228,715,305, representing 14.2% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2016.
(d)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.
(e)	Perpetual maturity. The date shown, if any, is the next call date.

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—95.4%

Brazil—7.8%
Cielo S.A.	42,824	$451,396
JBS S.A.	71,600	222,893
MRV Engenharia e Participacoes S.A.	167,200	562,660
Porto Seguro S.A.	49,700	413,870
Qualicorp S.A.	53,900	312,262
Sao Martinho S.A.	14,300	237,629
Smiles S.A.	45,000	672,275
Tim Participacoes S.A.	73,400	156,292

		3,029,277

China—15.6%
Baidu, Inc. ADR (d)	700	115,605
China Mobile Ltd.	40,000	462,690
China Southern Airlines Co., Ltd., Class H	680,000	385,592
China Telecom Corp., Ltd., Class H	430,000	193,378
Dongfeng Motor Group Co., Ltd., Class H	194,000	204,486
Hengan International Group Co., Ltd.	63,000	527,263
NetEase, Inc. ADR	6,595	1,274,286
New Oriental Education & Technology Group, Inc. ADR	31,300	1,310,844
Qinqin Foodstuffs Group Cayman Co., Ltd. (c)(d)	12,600	17,865
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	147,900	327,950
Skyworth Digital Holdings Ltd.	836,000	691,994
Tencent Holdings Ltd.	18,600	427,163
Tianneng Power International Ltd. (d)	158,000	108,031

		6,047,147

France—1.7%
Christian Dior SE	4,188	670,883

Hong Kong—5.5%
Hang Seng Bank Ltd.	30,900	530,422
Man Wah Holdings Ltd.	210,800	303,589
Pacific Textile Holdings Ltd.	59,000	73,709
WH Group Ltd. (a)	234,500	185,723
Yue Yuen Industrial Holdings Ltd.	266,000	1,061,122

		2,154,565

Hungary—1.4%
Richter Gedeon Nyrt	27,687	550,697

India—5.0%
Divi’s Laboratories Ltd.	8,291	138,015
Dr Reddy’s Laboratories Ltd. ADR	8,560	438,529
ITC Ltd.	219,967	1,206,256
Jubilant Life Sciences Ltd.	31,761	147,832

		1,930,632

Indonesia—3.2%
Sri Rejeki Isman Tbk PT	5,682,600	112,403
Telekomunikasi Indonesia Persero Tbk PT ADR	18,400	1,130,864

		1,243,267

Korea (Republic of)—21.0%
Hana Financial Group, Inc.	20,304	412,798
Hankook Tire Co., Ltd.	6,039	268,677
Hyundai Mobis Co., Ltd.	1,714	377,086
KB Financial Group, Inc.	6,578	187,052
Kia Motors Corp.	12,004	452,303
KT Corp.	25,909	669,152
KT&G Corp.	14,050	1,664,011
Kwang Dong Pharmaceutical Co., Ltd.	9,622	83,530
LG Electronics, Inc.	12,279	578,300
LG Uplus Corp.	43,683	414,886
Samsung Card Co., Ltd.	6,627	240,149
Samsung Electronics Co., Ltd.	1,697	2,113,361
Shinhan Financial Group Co., Ltd.	15,187	499,182
SL Corp.	14,856	186,314

		8,146,801

	Shares	Value*

Malaysia—1.6%
AirAsia Bhd.	231,000	$149,564
British American Tobacco Malaysia Bhd.	9,400	122,878
Top Glove Corp. Bhd.	290,800	331,807

		604,249

Mexico—1.3%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR (d)	9,900	185,031
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	138,600	327,423

		512,454

Russian Federation—1.2%
Aeroflot PJSC (c)(d)	223,100	298,954
Mobile TeleSystems PJSC ADR	19,430	160,880

		459,834

Singapore—0.3%
Singapore Airlines Ltd.	12,300	97,673

South Africa—6.6%
AVI Ltd.	29,521	166,366
Imperial Holdings Ltd.	41,681	425,635
Naspers Ltd., Class N	1,387	211,788
Netcare Ltd.	250,100	531,109
Pick n Pay Stores Ltd.	22,310	108,629
Telkom S.A. SOC Ltd.	63,641	287,160
Tiger Brands Ltd.	7,112	175,213
Vodacom Group Ltd.	59,270	675,362

		2,581,262

Taiwan—11.7%
Cheng Shin Rubber Industry Co., Ltd.	244,000	514,456
Chunghwa Telecom Co., Ltd.	424,000	1,533,466
Lite-On Technology Corp.	92,000	126,711
Pou Chen Corp.	812,000	1,092,961
St Shine Optical Co., Ltd.	21,000	474,560
Tong Yang Industry Co., Ltd.	94,000	140,073
Uni-President Enterprises Corp.	188,000	371,308
Wistron Corp.	393,000	274,917

		4,528,452

Thailand—1.6%
Charoen Pokphand Foods PCL NVDR	308,800	253,165
Thai Union Group PCL NVDR	613,900	385,709

		638,874

United Kingdom—3.9%
British American Tobacco PLC	17,500	1,118,854
Unilever PLC	7,961	381,452

		1,500,306

United States—6.0%
Kimberly-Clark Corp.	6,075	835,191
Lear Corp.	11,010	1,120,378
Philip Morris International, Inc.	3,600	366,192

		2,321,761

Total Common Stock (cost—$33,542,888)		37,018,134

EQUITY-LINKED SECURITIES—1.1%

India—1.1%
CLSA Global Markets PTE Ltd.,
Apollo Tyres, Ltd., expires 10/7/19	37,382	83,736
Aurobindo Pharma Ltd., expires 10/7/19	30,535	335,885

Total Equity-Linked Securities (cost—$404,838)		419,621

PREFERRED STOCK—0.7%

Brazil—0.7%
Banco Bradesco S.A. (cost—$190,875)	35,730	280,074

Schedule of Investments

AllianzGI Emerging Markets Consumer Fund

June 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—2.8%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $1,082,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $1,105,634 including accrued interest (cost—$1,082,000)	$1,082	$1,082,000

Total Investments (cost—$35,220,601) (b)—100.0%		38,799,829

Other assets less liabilities (e)—0.0%		19,257

Net Assets—100.0%		$38,819,086

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $25,785,764, representing 66.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Securities with an aggregate value of $316,819, representing 0.8% of net assets.
(d)	Non-income producing.

(e)	Includes net unrealized depreciation of other financial instruments as follows:

Forward foreign currency contracts outstanding at June 30, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2016	Unrealized Depreciation
Purchased:
2,519,745 South African Rand settling 7/7/16	Northern Trust Company	$171,404	$171,016	$(388)
Sold:
1,258,882 Turkish Lira settling 7/1/16	Northern Trust Company	434,595	437,644	(3,049)

				$(3,437)

Glossary:

ADR—American Depositary Receipt

NVDR—Non-Voting Depository Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Tobacco	11.5%
Diversified Telecommunication Services	10.9%
Textiles, Apparel & Luxury Goods	7.8%
Auto Components	7.2%
Technology Hardware, Storage & Peripherals	6.5%
Household Durables	5.5%
Food Products	5.2%
Banks	4.9%
Internet Software & Services	4.7%
Pharmaceuticals	4.0%
Wireless Telecommunication Services	3.7%
Diversified Consumer Services	3.4%
Health Care Providers & Services	3.0%
Household Products	3.0%
Airlines	2.9%
Personal Products	2.3%
Media	2.3%
Health Care Equipment & Supplies	2.1%
Automobiles	1.7%
IT Services	1.2%
Distributors	1.1%
Insurance	1.1%
Consumer Finance	0.6%
Life Sciences Tools & Services	0.3%
Food & Staples Retailing	0.3%
Repurchase Agreements	2.8%
Other assets less liabilities	0.0%

100.0%

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2016 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—59.0%

Argentina—1.7%
Arcor SAIC (a)(b)(c),
6.00%, 7/6/23	$350	$353,500
Cablevision S.A. (a)(b),
6.50%, 6/15/21	150	153,375
Empresa Distribuidora Y Comercializadora Norte,
9.75%, 10/25/22	300	313,500

		820,375

Azerbaijan—1.5%
International Bank of Azerbaijan OJSC,
5.625%, 6/11/19	700	689,724

Brazil—7.1%
CIMPOR Financial Operations BV (a)(b),
5.75%, 7/17/24	226	168,935
GTL Trade Finance, Inc.,
7.25%, 4/16/44	300	253,500
Minerva Luxembourg S.A. (a)(b),
7.75%, 1/31/23	210	215,250
Odebrecht Offshore Drilling Finance Ltd.,
6.75%, 10/1/22	260	50,743
Petrobras Global Finance BV,
7.875%, 3/15/19	1,100	1,138,500
8.375%, 5/23/21	550	568,975
Vale S.A.,
5.625%, 9/11/42	300	246,000
Votorantim Cimentos S.A.,
3.25%, 4/25/21	€380	373,196
3.50%, 7/13/22	300	290,893

		3,305,992

Chile—1.5%
Banco del Estado de Chile,
3.875%, 2/8/22	$257	273,625
Banco Santander Chile (a)(b),
3.875%, 9/20/22	220	230,099
Corp. Nacional del Cobre de Chile,
4.50%, 8/13/23	200	212,684

		716,408

China—6.8%
Century Master Investment Co., Ltd.,
4.75%, 9/19/18	200	210,190
CRCC Yupeng Ltd. (d)(e),
3.95%, 8/1/19	402	413,521
Franshion Development Ltd.,
6.75%, 4/15/21	400	458,659
Industrial & Commercial Bank of China Ltd.,
4.875%, 9/21/25	400	423,913
Moon Wise Global Ltd. (d)(e),
9.00%, 1/29/49	400	437,905
Proven Honour Capital Ltd.,
4.125%, 5/19/25	400	416,320
Sinopec Group Overseas Development 2015 Ltd.,
3.25%, 4/28/25	400	404,585
State Grid Overseas Investment 2016 Ltd. (a)(b),
2.875%, 5/18/26	200	202,155
Yuzhou Properties Co., Ltd.,
8.75%, 10/4/18	200	211,882

		3,179,130

Colombia—1.2%
Ecopetrol S.A.,
5.375%, 6/26/26	600	585,000

Costa Rica—0.7%
Banco de Costa Rica,
5.25%, 8/12/18	300	307,875

	Principal Amount (000s)	Value*

El Salvador—0.8%
AES El Salvador Trust II,
6.75%, 3/28/23 (a)(b)	$210	$181,650
6.75%, 3/28/23	250	216,250

		397,900

Guatemala—1.5%
Comcel Trust via Comunicaciones Celulares S.A.,
6.875%, 2/6/24 (a)(b)	203	198,940
6.875%, 2/6/24	500	490,000

		688,940

Hong Kong—3.2%
CLP Power HK Finance Ltd. (d)(e),
4.25%, 11/7/19	406	418,034
Hongkong Electric Finance Ltd.,
2.875%, 5/3/26	400	400,408
PCCW Capital No 4 Ltd.,
5.75%, 4/17/22	600	685,773

		1,504,215

India—6.3%
Export-Import Bank of India,
4.00%, 1/14/23	409	430,616
GCX Ltd.,
7.00%, 8/1/19	200	195,443
Indian Oil Corp. Ltd.,
5.75%, 8/1/23	400	453,736
Reliance Holding USA, Inc.,
5.40%, 2/14/22	500	560,607
Vedanta Resources PLC,
6.00%, 1/31/19	300	258,375
8.25%, 6/7/21	1,300	1,075,750

		2,974,527

Indonesia—2.2%
Alam Synergy Pte Ltd.,
6.95%, 3/27/20	200	196,500
Indo Energy Finance B.V.,
7.00%, 5/7/18	400	318,000
Marquee Land PTE Ltd.,
9.75%, 8/5/19	200	212,000
Pertamina Persero PT,
4.875%, 5/3/22	304	320,373

		1,046,873

Israel—0.3%
Delek & Avner Tamar Bond Ltd. (a)(b),
2.803%, 12/30/16	150	150,420

Korea (Republic of)—0.9%
Woori Bank,
4.75%, 4/30/24	400	421,908

Luxembourg—0.2%
Befesa Zinc S.A.U. Via Zinc Capital S.A.,
8.875%, 5/15/18	€100	110,975

Malaysia—1.3%
Malayan Banking Bhd. (e),
3.25%, 9/20/22	$600	607,781

Mexico—1.9%
Alfa S.A.B. de C.V. (a)(b),
6.875%, 3/25/44	211	219,113
BBVA Bancomer S.A.,
7.25%, 4/22/20	192	212,640
Coca-Cola Femsa S.A.B. de C.V.,
3.875%, 11/26/23	194	208,508
Comision Federal de Electricidad,
4.875%, 1/15/24	221	233,155

		873,416

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Morocco—0.4%
OCP S.A.,
4.50%, 10/22/25	$200	$196,180

Nigeria—1.3%
FBN Finance Co. BV, (converts to FRN on 7/23/19) (a)(b)(e),
8.00%, 7/23/21	251	176,333
GTB Finance BV (a)(b),
6.00%, 11/8/18	201	198,487
Zenith Bank PLC (a)(b),
6.25%, 4/22/19	250	236,250

		611,070

Panama—0.7%
Global Bank Corp.,
5.125%, 10/30/19	300	310,500

Peru—0.5%
Corp. Financiera de Desarrollo S.A.,
4.75%, 2/8/22	207	220,455

Philippines—1.0%
Petron Corp. (d)(e),
7.50%, 2/6/49	200	213,750
Power Sector Assets & Liabilities Management Corp.,
7.39%, 12/2/24	200	271,499

		485,249

Qatar—0.6%
Ras Laffan Liquefied Natural Gas Co., Ltd. III (a)(b),
6.332%, 9/30/27	250	283,125

Russian Federation—4.0%
Alfa Bank OJSC Via Alfa Bond Issuance PLC (a)(b),
7.50%, 9/26/19	400	437,512
Gazprom Neft OAO Via GPN Capital S.A. (a)(b),
6.00%, 11/27/23	203	217,604
Gazprom OAO Via Gaz Capital S.A.,
4.95%, 2/6/28	200	196,754
Lukoil International Finance BV (a)(b),
6.656%, 6/7/22	385	435,878
Sberbank of Russia Via SB Capital S.A. (a)(b),
5.25%, 5/23/23	224	222,040
VimpelCom Holdings BV,
5.95%, 2/13/23	350	360,675

		1,870,463

South Africa—2.8%
Gold Fields Orogen Holdings BVI Ltd. (a)(b),
4.875%, 10/7/20	400	396,000
MTN Mauritius Investments Ltd. (a)(b),
4.755%, 11/11/24	500	482,500
Myriad International Holdings B.V.,
5.50%, 7/21/25 (a)(b)	200	208,400
5.50%, 7/21/25	200	208,400

		1,295,300

Thailand—0.9%
PTT Exploration & Production PCL (d),
4.875%, 12/29/49	400	399,323

Trinidad And Tobago—1.1%
Petroleum Co. of Trinidad & Tobago Ltd.,
9.75%, 8/14/19	450	492,750

	Principal Amount (000s)		Value*

Turkey—3.4%
Akbank TAS (a)(b),
3.875%, 10/24/17		$250	$255,512
Global Liman Isletmeleri (a)(b),
8.125%, 11/14/21		300	282,198
KOC Holding AS (a)(b),
5.25%, 3/15/23		300	312,285
Turkcell Iletisim Hizmetleri AS,
5.75%, 10/15/25		300	307,065
Yasar Holdings AS (a)(b),
8.875%, 5/6/20		400	426,080

			1,583,140

United Arab Emirates—0.2%
Dolphin Energy Ltd. (a)(b),
5.888%, 6/15/19		85	90,660

United Kingdom—0.3%
Genel Energy Finance PLC (b),
7.50%, 5/14/19		200	152,000

United States—1.4%
Braskem America Finance Co.,
7.125%, 7/22/41		700	666,820

Venezuela—1.3%
Petroleos de Venezuela S.A.,
6.00%, 5/16/24		1,000	356,150
8.50%, 11/2/17		333	234,009

			590,159

Total Corporate Bonds & Notes (cost—$27,087,835)			27,628,653

SOVEREIGN DEBT OBLIGATIONS—30.3%

Angola—0.4%
Angolan Government International Bond (b),
9.50%, 11/12/25		200	199,000

Argentina—3.5%
Argentine Republic Government International Bond,
8.28%, 12/31/33		561	619,701
Central Bank of Argentina,
zero coupon, 8/10/16	ARS	7,500	482,646
Provincia de Cordoba,
7.125%, 6/10/21 (a)(b)		$250	251,250
12.375%, 8/17/17		127	137,014
Republic of Argentina (a)(b),
7.50%, 4/22/26		150	162,975

			1,653,586

Azerbaijan—0.8%
Republic of Azerbaijan International Bond,
4.75%, 3/18/24		375	380,625

Brazil—1.6%
Brazil Notas do Tesouro Nacional, Ser. F,
10.00%, 1/1/17	BRL	1,300	335,069
Brazilian Government International Bond,
4.25%, 1/7/25		$400	393,500

			728,569

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Cameroon—0.4%
Republic of Cameroon (a)(b),
9.50%, 11/19/25	$200	$203,000

Colombia—0.6%
Colombia Government International Bond,
2.625%, 3/15/23	300	291,000

Croatia—1.1%
Croatia Government International Bond,
5.50%, 4/4/23	501	532,012

Dominican Republic—0.9%
Dominican Republic International Bond,
5.50%, 1/27/25	400	409,000

Ethiopia—0.6%
Federal Democratic Republic of Ethiopia,
6.625%, 12/11/24	300	281,250

Gabon—0.4%
Gabonese Republic (a)(b),
6.95%, 6/16/25	200	175,492

Ghana—0.9%
Republic of Ghana,
8.50%, 10/4/17	400	406,500

Guatemala—0.3%
Guatemala Government Bond (a)(b),
4.50%, 5/3/26	150	152,813

Hungary—1.4%
Hungary Government International Bond,
5.375%, 2/21/23	396	439,443
6.25%, 1/29/20	185	205,485

		644,928

Indonesia—1.3%
Indonesia Government International Bond,
4.125%, 1/15/25	300	313,188
4.625%, 4/15/43 (a)(b)	300	304,053

		617,241

Iraq—0.4%
Republic of Iraq,
5.80%, 1/15/28	250	191,250

Ivory Coast—1.0%
Ivory Coast Government International Bond,
5.375%, 7/23/24	200	188,500
6.375%, 3/3/28 (a)(b)	300	291,375

		479,875

Jamaica—0.5%
Jamaica Government International Bond,
6.75%, 4/28/28	200	210,500

Kazakhstan—0.7%
Kazakhstan Government International Bond (a)(b),
5.125%, 7/21/25	300	329,586

	Principal Amount (000s)		Value*

Kenya—0.4%
Kenya Government International Bond,
5.875%, 6/24/19		$200	$198,800

Mexico—1.3%
Mexican Bonos,
10.00%, 12/5/24	MXN	5,500	386,325
Mexico Government International Bond,
3.60%, 1/30/25		$200	209,750

			596,075

Morocco—0.6%
Morocco Government International Bond,
3.50%, 6/19/24		€250	290,988

Mozambique—0.3%
Republic of Mozambique,
10.50%, 1/18/23		$172	122,120

Namibia—0.4%
Republic of Namibia (a)(b),
5.25%, 10/29/25		200	204,500

Nigeria—0.7%
Nigeria Government International Bond,
6.75%, 1/28/21		300	300,015

Oman—0.6%
Oman Government International Bond (a)(b),
4.75%, 6/15/26		300	298,397

Panama—1.0%
Panama Government International Bond,
3.75%, 3/16/25		450	477,000

Paraguay—0.5%
Republic of Paraguay,
6.10%, 8/11/44		207	225,113

Peru—0.5%
Peruvian Government International Bond,
4.125%, 8/25/27		200	221,000

Philippines—0.6%
Philippine Government International Bond,
3.95%, 1/20/40		250	288,874

Romania—0.5%
Romanian Government International Bond,
4.375%, 8/22/23		200	214,383

Russian Federation—0.9%
Russian Federation Bond,
4.875%, 9/16/23		400	437,088

South Africa—1.0%
South Africa Government Bond,
6.75%, 3/31/21	ZAR	7,500	478,904

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Sri Lanka—0.6%
Republic of Sri Lanka,
5.875%, 7/25/22	$300	$291,929

Turkey—1.0%
Turkey Government International Bond,
4.25%, 4/14/26	450	458,190

Ukraine—0.8%
Ukraine Government International Bond (a)(b),
zero coupon, 5/31/40 (e)	115	37,519
7.75%, 9/1/20	150	147,375
7.75%, 9/1/23	200	193,500

		378,394

United Arab Emirates—0.6%
IPIC GMTN Ltd. (a)(b),
5.00%, 11/15/20	253	281,187

Uruguay—0.7%
Uruguay Government International Bond,
4.375%, 10/27/27	284	304,137

Vietnam—0.5%
Vietnam Government International Bond,
4.80%, 11/19/24	200	206,802

Total Sovereign Debt Obligations (cost—$13,982,164)		14,160,123

	Principal Amount (000s)	Value*

Repurchase Agreements—9.2%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $4,317,004; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $4,404,607 including accrued interest (cost—$4,317,000)	$4,317	$4,317,000

Total Investments (cost—$45,386,999)—98.5%		46,105,776

Other assets less liabilities (f)—1.5%		725,826

Net Assets—100.0%		$46,831,602

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $9,767,323, representing 20.9% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2016.
(d)	Perpetual maturity. The date shown, if any, is the next call date. For Corporate Bonds & Notes the interest rate is fixed until the first call date and variable thereafter.
(e)	Variable or Floating Rate Security—Securities with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2016.

(f)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Credit default swap agreements outstanding at June 30, 2016:

OTC buy protection swap agreements(1):

Swap Counterparty/Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Pay Rate	Value(5)	Upfront Premiums Paid	Unrealized Depreciation
Bank of America:
Republic of Peru	$2,000	1.36%	6/20/21	1.00%	$(6,542)	$1,982	$(8,524)

OTC sell protection swap agreements(2):

Swap Counterparty/Referenced Debt Issuer	Notional Amount (000s)(4)	Implied Credit Spread(3)	Termination Date	Fixed Deal Recieved Rate	Value(5)	Upfront Premiums Received	Unrealized Appreciation
Bank of America:
Republic of Chile	$2,000	0.93%	6/20/21	1.00%	$(34,635)	$(67,785)	$33,150

Schedule of Investments

AllianzGI Emerging Markets Debt Fund

June 30, 2016 (unaudited) (continued)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of year/period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	This represents the maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at June 30, 2016 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward foreign currency contracts outstanding at June 30, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2016	Unrealized Appreciation (Depreciation)
Purchased:
1,216,219 Euro settling 7/13/16	State Street Bank	$1,374,000	$1,350,065	$(23,935)
Sold:
100,242 Euro settling 7/13/16	JPMorgan Chase	114,001	111,274	2,727
2,074,494 Euro settling 7/13/16	State Street Bank	2,364,078	2,302,795	61,283

				$40,075

(g)	Transactions in options written for the nine months ended June 30, 2016:

	Contracts	Premiums
Options outstanding, September 30, 2015	—	$—
Options written	172	$49,668
Options expired	(172)	(49,668)

Options outstanding, June 30, 2016	—	$—

Glossary:

ARS—Argentine Peso

BRL—Brazilian Real

€—Euro

FRN—Floating Rate Note

MXN—Mexican Peso

OTC—Over-the-Counter

ZAR—South African Rand

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—97.6%

Brazil—5.5%
Cia de Saneamento Basico do Estado de Sao Paulo	20,800	$188,296
Cia de Saneamento de Minas Gerais—COPASA	13,000	119,790
Cia de Saneamento de Minas Gerais—COPASA (d)	219	2,015
Cia Paranaense de Energia	1,700	10,605
Cosan Ltd., Class A	8,235	53,610
Smiles S.A.	3,500	52,288

		426,604

China—16.0%
361 Degrees International Ltd.	158,000	45,781
Anhui Expressway Co., Ltd., Class H	18,000	14,303
China Lesso Group Holdings Ltd.	211,000	112,816
China Maple Leaf Educational Systems Ltd.	122,000	110,083
China National Materials Co., Ltd., Class H	233,000	50,653
China Southern Airlines Co., Ltd., Class H	20,000	11,341
Dah Chong Hong Holdings Ltd.	31,000	14,680
Ju Teng International Holdings Ltd.	126,000	50,322
Kingboard Laminates Holdings Ltd.	133,500	82,321
Lee & Man Paper Manufacturing Ltd.	139,000	103,843
Powerlong Real Estate Holdings Ltd.	184,000	37,298
PW Medtech Group Ltd. (c)	69,000	19,125
Texhong Textile Group Ltd.	39,000	36,640
Tiangong International Co., Ltd.	196,000	12,095
Tianjin Development Holdings Ltd.	168,000	76,472
Tianneng Power International Ltd. (c)	108,000	73,844
Weiqiao Textile Co., Class H	156,000	118,527
Xingda International Holdings Ltd.	101,000	23,335
Yingde Gases Group Co., Ltd.	44,000	15,957
Yuexiu Real Estate Investment Trust REIT	382,000	218,060
Yuzhou Properties Co., Ltd. (c)	58,000	16,184

		1,243,680

Colombia—0.4%
Avianca Holdings S.A. ADR	4,450	27,412

Czech Republic—0.3%
Philip Morris CR AS (c)	47	23,813

Greece—1.1%
Aegean Airlines S.A.	1,014	7,009
Hellenic Petroleum S.A. (c)	6,366	27,062
Motor Oil Hellas Corinth Refineries S.A.	5,038	54,735

		88,806

Hong Kong—4.1%
Champion REIT	334,000	189,634
Cowell e Holdings, Inc. (c)	40,000	14,104
Langham Hospitality Investments and Langham Hospitality Investments Ltd. UNIT	49,500	17,527
Pico Far East Holdings Ltd.	72,000	20,324
Playmates Toys Ltd.	68,000	12,763
Regal Real Estate Investment Trust REIT	67,000	17,068
Truly International Holdings Ltd.	26,000	12,558
Victory City International Holdings Ltd.	422,000	21,295
Win Hanverky Holdings Ltd.	52,000	9,006

		314,279

	Shares	Value*

India—8.1%
Apollo Tyres Ltd.	21,390	$48,158
Chennai Petroleum Corp. Ltd. (c)	20,223	59,238
Claris Lifesciences Ltd. (c)	6,802	22,072
GHCL Ltd.	6,239	17,325
Jagran Prakashan Ltd.	3,579	9,578
Jet Airways India Ltd. (c)	3,357	27,775
Karnataka Bank Ltd.	4,344	9,094
Manappuram Finance Ltd.	112,617	115,731
Nilkamal Ltd.	757	14,165
Polaris Consulting & Services Ltd.	2,852	8,301
Radico Khaitan Ltd. (c)	6,730	9,331
Reliance Infrastructure Ltd. (c)	19,865	161,306
Tamil Nadu Newsprint & Papers Ltd.	16,052	65,882
Uflex Ltd.	10,622	36,454
Vardhman Textiles Ltd.	1,638	23,125

		627,535

Indonesia—1.1%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	306,500	26,203
Japfa Comfeed Indonesia Tbk PT	711,900	60,129

		86,332

Korea (Republic of)—23.1%
Able C&C Co., Ltd.	4,906	150,611
Aekyung Petrochemical Co., Ltd.	224	18,583
Daeduck GDS Co., Ltd.	946	10,813
Daishin Securities Co., Ltd.	10,456	91,859
Dongwha Pharm Co., Ltd.	8,819	77,951
e-LITECOM Co., Ltd.	7,573	80,371
Hanshin Construction (c)	499	9,180
Hansol Paper Co., Ltd.	10,154	190,716
Huvis Corp.	1,654	11,251
Hwa Shin Co., Ltd.	5,812	37,205
Ilsung Pharmaceuticals Co., Ltd.	109	11,158
INTOPS Co., Ltd.	2,750	47,365
ISU Chemical Co., Ltd.	5,013	73,188
Jahwa Electronics Co., Ltd.	3,323	35,519
KB Insurance Co., Ltd.	1,392	33,925
KG Eco Technology Service Co., Ltd.	6,400	16,720
Korea Petro Chemical Ind Co., Ltd.	552	116,117
Korea United Pharm, Inc.	5,167	93,483
Kwang Dong Pharmaceutical Co., Ltd.	4,653	40,393
Kwangju Bank	7,895	59,723
LS Corp.	1,683	82,697
Moorim P&P Co., Ltd.	18,283	65,672
S&T Corp.	831	16,427
SeAH Steel Corp.	670	39,711
Songwon Industrial Co., Ltd.	1,909	37,809
Sungwoo Hitech Co., Ltd.	12,267	82,756
Taekwang Industrial Co., Ltd.	81	61,202
Taeyoung Engineering & Construction Co., Ltd. (c)	9,701	50,527
TK Chemical Corp. (c)	54,121	92,097
Unid Co., Ltd.	247	9,514
YeaRimDang Publishing Co., Ltd. (c)	11,405	49,401

		1,793,944

Malaysia—1.9%
Fraser & Neave Holdings Bhd.	9,100	56,701
JCY International Bhd.	92,000	13,742
Padini Holdings Bhd.	60,200	35,390
Unisem M Bhd.	65,200	38,915

		144,748

Mexico—0.5%
Prologis Property Mexico S.A. de C.V. REIT (c)	17,600	28,639
Vitro S.A.B. de C.V., Ser. A	3,400	10,870

		39,509

Philippines—1.7%
Cebu Air, Inc.	57,830	120,453
First Philippine Holdings Corp.	6,200	8,941

		129,394

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Poland—1.8%
Ciech S.A. (c)	717	$9,126
Kernel Holding S.A.	9,733	130,718

		139,844

Russian Federation—1.6%
Acron JSC (b)	457	24,989
Ros Agro PLC GDR	6,754	99,959

		124,948

South Africa—3.0%
Aeci Ltd.	10,463	58,965
Astral Foods Ltd.	8,484	72,798
DRDGOLD Ltd. ADR	8,235	48,587
Raubex Group Ltd.	15,631	20,536
S.A. Corporate Real Estate Fund Nominees Pty Ltd. REIT	98,098	34,302

		235,188

Taiwan—20.9%
Ability Enterprise Co., Ltd. (c)	77,583	40,353
AcBel Polytech, Inc.	34,000	26,128
Boardtek Electronics Corp.	25,000	36,240
Coretronic Corp.	23,000	21,120
Gigabyte Technology Co., Ltd.	26,000	30,989
King Yuan Electronics Co., Ltd.	106,000	94,408
Kung Long Batteries Industrial Co., Ltd.	9,000	40,916
Lite-On Technology Corp.	24,000	33,055
Lumax International Corp. Ltd.	6,000	8,679
Micro-Star International Co., Ltd.	9,000	16,623
Netronix, Inc.	48,000	99,763
Powertech Technology, Inc.	49,000	109,406
Realtek Semiconductor Corp.	29,000	90,447
Sampo Corp.	53,000	22,593
Shin Zu Shing Co., Ltd.	12,000	39,583
Shinkong Synthetic Fibers Corp.	42,000	11,239
Sinbon Electronics Co., Ltd.	54,000	121,930
Taiwan Shin Kong Security Co., Ltd.	13,000	16,323
Taiwan Union Technology Corp.	113,000	123,508
Tong Yang Industry Co., Ltd.	72,000	107,290
TXC Corp.	43,000	59,966
Unizyx Holding Corp.	275,000	135,304
Visual Photonics Epitaxy Co., Ltd.	38,000	58,095
Win Semiconductors Corp.	104,811	214,511
Winbond Electronics Corp. (c)	241,000	67,156

		1,625,625

	Shares	Value*
Thailand—5.8%
Advanced Information Technology PCL NVDR	42,700	$35,239
Bangchak Petroleum PCL NVDR	26,000	23,766
CPN Retail Growth Leasehold Property Fund UNIT	298,600	169,099
IRPC PCL NVDR	464,700	63,184
Jasmine International PCL NVDR	349,000	56,281
Thai Oil PCL NVDR	11,500	19,714
Thai Vegetable Oil PCL NVDR	91,400	83,669

		450,952

Turkey—0.7%
Eregli Demir ve Celik Fabrikalari TAS	9,317	13,180
Soda Sanayii AS	23,760	37,666

		50,846

Total Common Stock (cost—$7,135,779)		7,573,459

PREFERRED STOCK—1.2%

Brazil—0.2%
Braskem S.A., Class A	2,400	14,226

Russian Federation—1.0%
Bashneft PAO (b)	2,687	79,938

Total Preferred Stock (cost—$74,943)		94,164

RIGHTS—0.1%

Korea (Republic of)—0.1%
Hansol Paper Co., Ltd., strike price KRW 19,000, expires 7/29/16, (b)(c) (cost—$0)	1,912	4,233

Total Investments (cost—$7,210,722) (a)—98.9%		7,671,856

Other assets less liabilities (e)—1.1%		87,883

Net Assets—100.0%		$7,759,739

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $6,390,369, representing 82.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $109,160, representing 1.4% of net assets.
(c)	Non-income producing.
(d)	Entitlement shares.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at June 30, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2016	Unrealized Appreciation (Depreciation)
Sold:
26,934,914 Indonesian Rupiah settling 7/11/16	State Street Bank	$2,047	$2,037	$10
65,340 South African Rand settling 7/6/16	Northern Trust Company	4,372	4,435	(63)
3,515 Turkish Lira settling 7/1/16	Northern Trust Company	1,214	1,222	(8)

				$(61)

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI Emerging Markets Small-Cap Fund

June 30, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Semiconductors & Semiconductor Equipment	9.7%
Real Estate Investment Trust	8.5%
Electronic Equipment, Instruments & Components	8.0%
Chemicals	6.5%
Food Products	5.8%
Paper & Forest Products	5.6%
Oil, Gas & Consumable Fuels	4.9%
Auto Components	4.8%
Textiles, Apparel & Luxury Goods	4.6%
Water Utilities	4.0%
Pharmaceuticals	3.2%
Technology Hardware, Storage & Peripherals	2.5%
Airlines	2.5%
Electric Utilities	2.3%
Personal Products	1.9%
Electrical Equipment	1.9%
Communications Equipment	1.7%
Media	1.7%
Consumer Finance	1.5%
Metals & Mining	1.5%
Building Products	1.5%
Diversified Consumer Services	1.4%
Banks	1.2%
Capital Markets	1.2%
Construction & Engineering	1.0%
Multi-Utilities	1.0%
Real Estate Management & Development	0.9%
Beverages	0.9%
Household Durables	0.8%
Containers & Packaging	0.8%
Diversified Telecommunication Services	0.7%
Machinery	0.7%
Construction Materials	0.7%
IT Services	0.6%
Specialty Retail	0.5%
Insurance	0.4%
Tobacco	0.3%
Health Care Equipment & Supplies	0.2%
Independent Power Producers & Energy Traders	0.2%
Commercial Services & Supplies	0.2%
Distributors	0.2%
Transportation Infrastructure	0.2%
Leisure Equipment & Products	0.2%
Other assets less liabilities	1.1%

100.0%

Schedule of Investments

AllianzGI Europe Equity Dividend Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—93.4%

Belgium—2.6%
bpost S.A.	3,060	$78,332
EVS Broadcast Equipment S.A.	598	19,288

		97,620

Finland—3.0%
Nokian Renkaat Oyj	3,100	111,110

France—14.0%
AXA S.A.	6,090	120,415
Coface S.A. (c)	4,630	31,322
SCOR SE	2,035	60,165
SES S.A.	6,846	146,556
TOTAL S.A.	2,200	105,503
Vivendi S.A.	3,460	64,732

		528,693

Germany—9.9%
Drillisch AG	1,880	72,210
Freenet AG	4,249	109,427
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	960	160,987
TUI AG	2,770	31,464

		374,088

Italy—1.8%
Snam SpA	11,140	66,600

Netherlands—1.4%
Koninklijke KPN NV	14,710	52,433

Norway—5.9%
Statoil ASA	3,740	64,621
Telenor ASA	2,330	38,568
TGS Nopec Geophysical Co. ASA	2,320	37,908
Yara International ASA	2,540	80,688

		221,785

Portugal—1.0%
CTT-Correios de Portugal S.A.	4,740	37,492

Spain—8.7%
Cia de Distribucion Integral Logista Holdings S.A.	5,310	112,204
Enagas S.A.	3,310	101,121
Ferrovial S.A.	4,109	80,446
Mapfre S.A.	14,880	32,679

		326,450

Sweden—3.1%
Bonava AB, Class B (c)	1,360	16,396
NCC AB, Class B	1,100	25,541
Nordea Bank AB	8,780	74,486

		116,423

Switzerland—5.7%
Cembra Money Bank AG (c)	1,167	81,621
Sunrise Communications Group AG (a)(c)	2,086	133,375

		214,996

United Kingdom—36.3%
Ashmore Group PLC	16,510	65,737
AstraZeneca PLC	2,170	129,730
BP PLC	16,570	96,993
British American Tobacco PLC	2,860	185,411
Centrica PLC	19,450	58,817
GlaxoSmithKline PLC	4,270	91,698
HSBC Holdings PLC	10,600	65,673
ICAP PLC	7,030	39,556
IG Group Holdings PLC	4,419	47,850
Imperial Brands PLC	2,290	124,193
Royal Dutch Shell PLC, Class A	6,870	188,447
Tate & Lyle PLC	6,540	58,474
Tullett Prebon PLC	4,280	17,332
UBM PLC	3,422	29,348
Vodafone Group PLC	54,640	166,589

		1,365,848

Total Common Stock (cost—$3,799,814)		3,513,538

	Principal Amount (000s)	Value*

Repurchase Agreements—4.7%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $178,000; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $185,268 including accrued interest (cost—$178,000)	$178	$178,000

Total Investments (cost—$3,977,814) (b)—98.1%		3,691,538

Other assets less liabilities—1.9%		72,535

Net Assets—100.0%		$3,764,073

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $3,460,522, representing 91.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	12.1%
Insurance	10.8%
Wireless Telecommunication Services	9.2%
Tobacco	8.2%
Media	6.4%
Air Freight & Logistics	6.1%
Diversified Telecommunication Services	6.0%
Pharmaceuticals	5.9%
Gas Utilities	4.5%
Banks	3.7%
Capital Markets	3.3%
Auto Components	2.9%
Construction & Engineering	2.8%
Consumer Finance	2.2%
Chemicals	2.1%
Multi-Utilities	1.6%
Food Products	1.6%
Diversified Financial Services	1.3%
Energy Equipment & Services	1.0%
Hotels, Restaurants & Leisure	0.8%
Communications Equipment	0.5%
Household Durables	0.4%
Repurchase Agreements	4.7%
Other assets less liabilities	1.9%

100.0%

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

June 30, 2016 (unaudited)

	Shares		Value*

COMMON STOCK—31.7%

Belgium—2.1%
bpost S.A.		6,900	$176,631
Warehouses De Pauw CVA REIT		1,600	150,253

			326,884

China—1.0%
Alibaba Group Holding Ltd. ADR (f)		1,900	151,107

Germany—5.7%
BASF SE		2,400	184,029
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		900	150,926
SAP SE		2,000	150,210
Vonovia SE		10,700	390,699

			875,864

Hong Kong—1.1%
HKT Trust & HKT Ltd. UNIT		120,700	174,249

Indonesia—1.3%
Telekomunikasi Indonesia Persero Tbk PT		649,800	197,699

Israel—0.5%
Mobileye NV (f)		1,800	83,052

Norway—2.0%
Telenor ASA		9,800	162,219
Yara International ASA		4,500	142,951

			305,170

Portugal—1.0%
CTT-Correios de Portugal S.A.		20,000	158,193

Switzerland—1.0%
Roche Holding AG		600	158,328

United Kingdom—8.7%
BP PLC		30,700	179,703
Centrica PLC		33,200	100,396
GlaxoSmithKline PLC		7,500	161,062
Imperial Brands PLC		2,900	157,275
Randgold Resources Ltd.		1,800	201,991
Reckitt Benckiser Group PLC		1,800	180,489
Royal Dutch Shell PLC, Class A		13,200	362,540

			1,343,456

United States—7.3%
Amazon.com, Inc. (e)(f)		300	214,686
Cisco Systems, Inc. (e)		8,400	240,996
General Electric Co. (e)		5,100	160,548
Intel Corp. (e)		4,900	160,720
Johnson & Johnson		1,600	194,080
Microsoft Corp. (e)		3,100	158,627

			1,129,657

Total Common Stock (cost—$4,497,907)			4,903,659

	Principal Amount (000s)

SOVEREIGN DEBT OBLIGATIONS—29.1%

Brazil—2.4%
Brazil Notas do Tesouro Nacional, Ser. F,
10.00%, 1/1/18	BRL	1,500	378,523

	Principal Amount (000s)		Value*

Canada—6.6%
Province of Ontario Canada,
2.00%, 9/27/18		$1,000	$1,022,078

Indonesia—3.4%
Indonesia Treasury Bond,
7.375%, 9/15/16	IDR	6,900,000	523,695

Italy—7.3%
Italy Buoni Poliennali Del Tesoro (d),
1.65%, 4/23/20		€440	516,605
3.10%, 9/15/26		445	611,947

			1,128,552

Mexico—2.8%
Mexican Bonos, Ser. M,
6.50%, 6/9/22	MXN	7,500	429,388

Russian Federation—1.4%
Russian Federation Bond (a)(b),
4.50%, 4/4/22		$200	214,245

South Africa—2.6%
South Africa Government Bond,
8.00%, 12/21/18	ZAR	6,000	408,216

Spain—2.6%
Spain Government Inflation Linked Bond (b)(d),
1.00%, 11/30/30		€349	400,318

Total Sovereign Debt Obligations (cost—$5,191,714)			4,505,015

CORPORATE BONDS & NOTES—20.0%

Brazil—2.7%
Petrobras Global Finance BV,
4.375%, 5/20/23		$280	228,116
5.375%, 1/27/21		200	185,000

			413,116

Mexico—2.7%
Controladora Mabe S.A. de C.V. (a)(b),
7.875%, 10/28/19		200	222,690
Petroleos Mexicanos,
6.625%, 6/15/35		190	196,840

			419,530

Switzerland—3.6%
Credit Suisse AG,
5.30%, 8/13/19		500	552,095

United States—11.0%
AT&T, Inc.,
5.80%, 2/15/19		500	554,516
HSBC USA, Inc.,
1.625%, 1/16/18		500	499,222
Oracle Corp.,
5.75%, 4/15/18		600	649,696

			1,703,434

Total Corporate Bonds & Notes (cost—$3,021,096)			3,088,175

U.S. TREASURY OBLIGATIONS—2.8%
U.S. Treasury Inflation Indexed Bonds (d), 2.125%, 2/15/40 (cost—$428,923)		332	435,187

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

EXCHANGE-TRADED FUNDS—2.3%
iShares MSCI Emerging Markets Index (e) (cost—$436,510)	10,400	$357,344

	Principal Amount (000s)

Repurchase Agreements—10.4%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $1,615,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $1,649,486 including accrued interest (cost—$1,615,000)	$1,615	1,615,000

	Contracts

OPTIONS PURCHASED (f)(g)—0.2%

Put Options—0.2%
E-mini S&P 500 Index,
strike price $1,975.00, expires 9/16/16 (cost—$74,298)	20	26,250

Total Investments, before options written (cost—$15,265,448)—96.5%		14,930,630

OPTIONS WRITTEN (f)(g)—(0.5)%

Call Options—(0.0)%
Cisco Systems, Inc.,
strike price $30.00, expires 8/19/16	59	(1,741)

Put Options—(0.5)%
Bayer AG,
strike price $80.00, expires 8/19/16	27	(6,847)
British Pound,
strike price $141.00, expires 7/8/16	6	(29,137)
E-mini S&P 500 Index,
strike price $1,800.00, expires 9/16/16	20	(12,750)
Euro STOXX Bank,
strike price $80.00, expires 9/16/16	80	(22,976)

		(71,710)

Value*

Total Options Written (premiums received—$85,021)	$(73,451)

Total Investments, net of options written (cost—$15,180,427) (c)—96.0%	14,857,179

Other assets less other liabilities (h)—4.0%	618,514

Net Assets—100.0%	$15,475,693

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $436,935, representing 2.8% of net assets.
(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Securities with an aggregate value of $3,365,594, representing 21.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(d)	Inflationary Bonds—Principal amount of security is adjusted for inflation/deflation.
(e)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(f)	Non-income producing.
(g)	Exchange traded-Chicago Board Options Exchange.

(h)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Euro STOXX 50 Index	31	$982	9/16/16	$11,525
Short: E-mini S&P 500 Index	(10)	(1,045)	9/16/16	(12,249)

				$(724)

Forward foreign currency contracts outstanding at June 30, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2016	Unrealized Appreciation
Sold:
2,000,000 Euro settling 8/31/16	State Street Bank	$2,236,146	$2,223,969	$12,177

Schedule of Investments

AllianzGI Global Fundamental Strategy Fund

June 30, 2016 (unaudited) (continued)

(i)	Transactions in options written for the nine months ended June 30, 2016:

	Contracts	Premiums
Options outstanding, September 30, 2015	—	—
Options written	265	$117,551
Options terminated in closing transactions	(28)	(5,153)
Options expired	(45)	(27,377)

Options outstanding, June 30, 2016	192	$85,021

(j)	At June 30, 2016, the Fund pledged $434,389 in cash as collateral for derivatives.

Glossary:

ADR—American Depositary Receipt

BRL—Brazilian Real

€—Euro

IDR—Indonesian Rupiah

MSCI—Morgan Stanley Capital International

MXN—Mexican Peso

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

ZAR—South African Rand

The industry classification of portfolio holdings and other assets less other liabilities shown as a percentage of net assets were as follows:

Sovereign Debt Obligations	29.1%
Oil, Gas & Consumable Fuels	7.4%
Banks	6.8%
Software	6.7%
Telecommunications	3.6%
Diversified Telecommunication Services	3.5%
Pharmaceuticals	3.3%
U.S. Treasury Obligations	2.8%
Real Estate Management & Development	2.5%
Exchange-Traded Funds	2.3%
Air Freight & Logistics	2.2%
Chemicals	2.1%
Communications Equipment	1.6%
Household Products/Wares	1.4%
Internet & Catalog Retail	1.4%
Metals & Mining	1.3%
Household Products	1.2%
Semiconductors & Semiconductor Equipment	1.0%
Industrial Conglomerates	1.0%
Tobacco	1.0%
Internet Software & Services	1.0%
Insurance	1.0%
Real Estate Investment Trust	1.0%
Multi-Utilities	0.7%
Repurchase Agreements	10.4%
Options Purchased	0.2%
Options Written	(0.5)%
Other assets less other liabilities	4.0%

100.0%

Schedule of Investments

AllianzGI Global Sustainability Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—93.7%

Australia—1.3%
Australia & New Zealand Banking Group Ltd.	14,472	$263,680

Canada—0.9%
Gibson Energy, Inc.	16,961	196,792

Denmark—1.9%
Novo Nordisk A/S, Class B	7,466	402,066

France—2.5%
BNP Paribas S.A.	5,366	235,329
Bureau Veritas S.A.	13,609	285,721

		521,050

Germany—6.3%
adidas AG	3,904	560,416
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,445	410,014
SAP SE	4,499	337,898

		1,308,328

Japan—4.3%
Astellas Pharma, Inc.	17,100	268,168
Daikin Industries Ltd.	5,600	470,650
Mazda Motor Corp.	11,200	148,213

		887,031

Spain—4.0%
Amadeus IT Holding S.A., Class A	10,383	457,462
Industria de Diseno Textil S.A.	11,193	376,017

		833,479

Sweden—3.0%
Atlas Copco AB, Class A	13,785	358,026
Skandinaviska Enskilda Banken AB, Class A	29,207	255,143

		613,169

Switzerland—4.5%
Nestle S.A.	3,437	266,293
Roche Holding AG	1,745	460,470
UBS Group AG	16,329	211,878

		938,641

United Kingdom—12.7%
AstraZeneca PLC	5,449	325,760
BHP Billiton PLC	13,451	170,248
Prudential PLC	18,916	320,984
Reckitt Benckiser Group PLC	2,662	266,923
Royal Dutch Shell PLC, Class B	10,073	278,302
Unilever PLC	10,008	479,535
Vodafone Group PLC	137,762	420,017
WPP PLC	17,823	371,456

		2,633,225

United States—52.3%
Accenture PLC, Class A	3,760	425,971
Agilent Technologies, Inc.	8,948	396,933
Alphabet, Inc., Class A (b)	731	514,281
American Express Co.	5,491	333,633
Apple, Inc.	3,997	382,113
Biogen, Inc. (b)	784	189,587
Citigroup, Inc.	9,501	402,747
Colgate-Palmolive Co.	6,466	473,311
Eaton Corp. PLC	5,807	346,852
Ecolab, Inc.	3,200	379,520
EOG Resources, Inc.	4,451	371,303
Estee Lauder Cos., Inc., Class A	5,248	477,673
IDEX Corp.	5,103	418,956
Intel Corp.	6,795	222,876

	Shares	Value*

International Flavors & Fragrances, Inc.	3,470	$437,463
Intuit, Inc.	3,595	401,238
Johnson & Johnson	4,741	575,083
Microsoft Corp.	8,507	435,303
Mondelez International, Inc., Class A	9,172	417,418
Nielsen Holdings PLC	6,531	339,416
Priceline Group, Inc. (b)	342	426,956
S&P Global, Inc.	2,597	278,554
Schlumberger Ltd.	5,169	408,765
Starbucks Corp.	9,277	529,902
Visa, Inc., Class A	7,657	567,920
Wells Fargo & Co.	9,721	460,095
WW Grainger, Inc.	1,080	245,430

		10,859,299

Total Common Stock (cost—$19,296,256)		19,456,760

PREFERRED STOCK—2.1%

Germany—2.1%
Henkel AG & Co. KGaA (cost—$394,678)	3,648	445,824

	Principal Amount (000s)

Repurchase Agreements—4.1%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $844,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $866,578 including accrued interest (cost—$844,000)	$844	844,000

Total Investments (cost—$20,534,934) (a)—99.9%		20,746,584

Other assets less liabilities—0.1%		21,140

Net Assets—100.0%		$20,767,724

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $8,846,493, representing 42.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Schedule of Investments

AllianzGI Global Sustainability Fund

June 30, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Pharmaceuticals	9.8%
Banks	7.8%
IT Services	7.0%
Household Products	5.7%
Software	5.7%
Personal Products	4.6%
Oil, Gas & Consumable Fuels	4.1%
Chemicals	3.9%
Machinery	3.7%
Insurance	3.5%
Food Products	3.3%
Professional Services	3.0%
Textiles, Apparel & Luxury Goods	2.7%
Hotels, Restaurants & Leisure	2.5%
Internet Software & Services	2.5%
Building Products	2.3%
Internet & Catalog Retail	2.1%
Wireless Telecommunication Services	2.0%
Energy Equipment & Services	2.0%
Life Sciences Tools & Services	1.9%
Technology Hardware, Storage & Peripherals	1.8%
Specialty Retail	1.8%
Media	1.8%
Electrical Equipment	1.7%
Consumer Finance	1.6%
Diversified Financial Services	1.3%
Trading Companies & Distributors	1.2%
Semiconductors & Semiconductor Equipment	1.1%
Capital Markets	1.0%
Biotechnology	0.9%
Metals & Mining	0.8%
Automobiles	0.7%
Repurchase Agreements	4.1%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Global Water Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—94.3%

Austria—5.3%
Andritz AG	378,247	$17,935,362
Wienerberger AG	433,082	6,068,782

		24,004,144

Brazil—1.6%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	829,095	7,428,691

China—4.2%
Guangdong Investment Ltd.	12,536,000	19,234,686

Finland—3.3%
Uponor Oyj	707,791	11,224,965
Wartsila Oyj Abp	91,500	3,733,317

		14,958,282

France—7.0%
Suez	868,272	13,542,882
Veolia Environnement S.A.	854,310	18,448,481

		31,991,363

Germany—2.0%
GEA Group AG	189,993	8,967,921

Israel—1.7%
Israel Chemicals Ltd.	2,020,656	7,872,626

Italy—2.2%
ACEA SpA	523,938	6,355,140
Hera SpA	1,377,552	3,759,855

		10,114,995

Netherlands—2.9%
Aalberts Industries NV	438,271	13,138,592

Switzerland—11.7%
Belimo Holding AG	1,939	5,756,437
Geberit AG	104,467	39,568,157
Georg Fischer AG	10,384	8,301,058

		53,625,652

United Kingdom—15.9%
Halma PLC	831,233	11,305,603
Pennon Group PLC	1,934,873	24,470,881
Pentair PLC	149,128	8,692,671
Severn Trent PLC	865,010	28,224,574

		72,693,729

United States—36.5%
American Water Works Co., Inc.	514,965	43,519,692
Aqua America, Inc.	457,550	16,316,233
Danaher Corp.	268,006	27,068,606
Franklin Electric Co., Inc.	363,352	12,008,783
IDEX Corp.	200,367	16,450,131
Mueller Water Products, Inc., Class A	1,409,328	16,094,526
Watts Water Technologies, Inc., Class A	76,384	4,450,132
Xylem, Inc.	692,530	30,921,464

		166,829,567

Total Common Stock (cost—$368,199,162)		430,860,248

	Principal Amount (000s)	Value*

Repurchase Agreements—5.1%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $23,187,019; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $23,652,200 including accrued interest (cost—$23,187,000)	$23,187	$23,187,000

Total Investments (cost—$391,386,162) (a)—99.4%		454,047,248

Other assets less liabilities—0.6%		2,710,080

Net Assets—100.0%		$456,757,328

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $235,797,742, representing 51.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Water Utilities	30.5%
Machinery	28.2%
Building Products	13.7%
Multi-Utilities	9.2%
Industrial Conglomerates	5.9%
Electrical Equipment	2.6%
Electronic Equipment, Instruments & Components	2.5%
Chemicals	1.7%
Repurchase Agreements	5.1%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2016 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—92.5%

Advertising—0.3%
Affinion Group, Inc.,
7.875%, 12/15/18	$2,150	$1,037,375

Aerospace & Defense—1.9%
KLX, Inc. (a)(c),
5.875%, 12/1/22	3,265	3,216,025
Kratos Defense & Security Solutions, Inc.,
7.00%, 5/15/19	1,448	1,176,500
TransDigm, Inc.,
6.50%, 5/15/25	1,430	1,438,937
7.50%, 7/15/21	1,830	1,935,225

		7,766,687

Auto Components—1.4%
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	1,990	2,139,250
Commercial Vehicle Group, Inc.,
7.875%, 4/15/19	3,278	3,196,050
Goodyear Tire & Rubber Co.,
5.125%, 11/15/23	500	518,750

		5,854,050

Auto Manufacturers—0.7%
Navistar International Corp.,
8.25%, 11/1/21	3,790	2,681,425

Banks—1.0%
CIT Group, Inc.,
5.00%, 8/15/22	1,645	1,677,900
Royal Bank of Scotland Group PLC,
5.125%, 5/28/24	2,625	2,564,785

		4,242,685

Building Materials—0.8%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	3,045	3,149,672

Chemicals—3.3%
A Schulman, Inc. (a)(c),
6.875%, 6/1/23	2,690	2,699,415
Chemours Co.,
7.00%, 5/15/25	2,760	2,328,750
OMNOVA Solutions, Inc.,
7.875%, 11/1/18	1,665	1,673,325
Platform Specialty Products Corp. (a)(c),
6.50%, 2/1/22	4,155	3,677,175
Univar, Inc. (a)(c),
6.75%, 7/15/23	3,385	3,359,612

		13,738,277

Commercial Services—4.4%
Cardtronics, Inc.,
5.125%, 8/1/22	1,440	1,432,800
Cenveo Corp. (a)(c),
6.00%, 8/1/19	865	722,275
6.00%, 5/15/24 (d)	2,300	2,075,299
Harland Clarke Holdings Corp. (a)(c),
9.25%, 3/1/21	4,520	3,796,348
9.75%, 8/1/18	1,095	1,116,900
Hertz Corp.,
6.75%, 4/15/19	985	1,005,761
RR Donnelley & Sons Co.,
6.00%, 4/1/24	2,125	1,900,558
7.00%, 2/15/22	2,055	2,024,175

	Principal Amount (000s)	Value*

United Rentals North America, Inc.,
5.50%, 7/15/25	$3,950	$3,905,562

		17,979,678

Computers—1.6%
Diamond 1 Finance Corp. (a)(c),
7.125%, 6/15/24	1,685	1,762,513
Unisys Corp.,
6.25%, 8/15/17	1,850	1,903,188
Western Digital Corp. (a)(c),
10.50%, 4/1/24	2,555	2,740,237

		6,405,938

Containers & Packaging—0.2%
Owens-Brockway Glass Container, Inc. (a)(c),
5.00%, 1/15/22	660	663,300

Distribution/Wholesale—1.3%
H&E Equipment Services, Inc.,
7.00%, 9/1/22	2,255	2,345,200
Park-Ohio Industries, Inc.,
8.125%, 4/1/21	3,165	3,172,913

		5,518,113

Diversified Financial Services—4.7%
Ally Financial, Inc.,
5.75%, 11/20/25	2,345	2,359,656
8.00%, 3/15/20	1,805	2,035,138
Community Choice Financial, Inc.,
10.75%, 5/1/19	2,060	865,200
Dana Financing Luxembourg SARL (a)(c),
6.50%, 6/1/26	2,000	1,952,500
Energizer Holdings, Inc. (a)(c),
5.50%, 6/15/25	3,050	3,042,375
International Lease Finance Corp.,
8.25%, 12/15/20	1,600	1,897,712
Nationstar Mortgage LLC,
7.875%, 10/1/20	1,950	1,837,875
9.625%, 5/1/19	1,000	1,038,750
Navient Corp.,
8.45%, 6/15/18	1,065	1,155,525
Springleaf Finance Corp.,
6.90%, 12/15/17	1,215	1,262,081
8.25%, 10/1/23	1,945	1,857,475

		19,304,287

Electric Utilities—1.0%
NRG Energy, Inc.,
6.25%, 5/1/24	4,150	3,971,052

Electrical Equipment—0.3%
Anixter, Inc.,
5.125%, 10/1/21	100	102,000
WireCo WorldGroup, Inc.,
9.50%, 5/15/17	1,155	1,146,338

		1,248,338

Electronics—0.8%
Kemet Corp.,
10.50%, 5/1/18	3,559	3,398,845

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Energy-Alternate Sources—1.0%
TerraForm Power Operating LLC (a)(c),
5.875%, 2/1/23	$4,395	$4,205,136

Engineering & Construction—0.9%
AECOM,
5.875%, 10/15/24	3,755	3,867,650

Entertainment—1.6%
Cedar Fair L.P.,
5.375%, 6/1/24	3,145	3,255,075
International Game Technology PLC (a)(c),
6.25%, 2/15/22	3,190	3,285,030

		6,540,105

Food & Beverage—1.0%
Albertsons Cos. LLC (a)(c),
6.625%, 6/15/24	1,750	1,811,250
Post Holdings, Inc.,
7.375%, 2/15/22	1,985	2,094,175

		3,905,425

Healthcare-Products—2.2%
Hologic, Inc. (a)(c),
5.25%, 7/15/22	2,245	2,354,444
Kinetic Concepts, Inc.,
10.50%, 11/1/18	3,820	3,829,550
Teleflex, Inc.,
5.25%, 6/15/24	2,855	2,897,825

		9,081,819

Healthcare-Services—4.9%
Community Health Systems, Inc.,
7.125%, 7/15/20	3,395	3,164,445
DaVita HealthCare Partners, Inc.,
5.125%, 7/15/24	3,810	3,859,435
Envision Healthcare Corp. (a)(c),
5.125%, 7/1/22	3,980	4,058,804
HCA, Inc.,
7.50%, 2/15/22	2,500	2,848,750
Kindred Healthcare, Inc.,
6.375%, 4/15/22	1,803	1,615,939
8.75%, 1/15/23	1,235	1,223,428
Tenet Healthcare Corp.,
8.125%, 4/1/22	3,335	3,434,383

		20,205,184

Home Builders—2.1%
Brookfield Residential Properties, Inc. (a)(c),
6.50%, 12/15/20	3,165	3,172,912
CalAtlantic Group, Inc.,
5.875%, 11/15/24	615	636,525
8.375%, 5/15/18	1,360	1,497,700
KB Home,
8.00%, 3/15/20	3,105	3,337,875

		8,645,012

Household Products/Wares—1.0%
Spectrum Brands, Inc.,
5.75%, 7/15/25	3,750	3,923,438

Housewares—0.6%
Newell Brands, Inc. (a)(c),
5.00%, 11/15/23	2,325	2,444,900

Insurance—0.6%
CNO Financial Group, Inc.,
5.25%, 5/30/25	2,310	2,390,850

	Principal Amount (000s)	Value*

Internet—0.7%
j2 Cloud Services, Inc.,
8.00%, 8/1/20	$2,780	$2,894,675

Internet & Catalog Retail—0.8%
Netflix, Inc.,
5.875%, 2/15/25	2,920	3,076,950

Iron/Steel—3.2%
AK Steel Corp.,
7.50%, 7/15/23	1,395	1,427,259
7.625%, 5/15/20	650	621,563
8.375%, 4/1/22	1,200	1,110,000
8.75%, 12/1/18	770	806,421
ArcelorMittal,
10.60%, 6/1/19	3,315	3,919,987
Steel Dynamics, Inc.,
5.50%, 10/1/24	830	850,750
United States Steel Corp. (a)(c),
8.375%, 7/1/21	4,080	4,309,500

		13,045,480

Leisure Time—0.4%
NCL Corp., Ltd. (a)(c),
5.25%, 11/15/19	1,695	1,720,425

Lodging—0.9%
MGM Resorts International,
6.625%, 12/15/21	2,000	2,185,000
Wynn Las Vegas LLC (a)(c),
5.50%, 3/1/25	1,455	1,413,169

		3,598,169

Machinery-Construction & Mining—0.9%
BlueLine Rental Finance Corp. (a)(c),
7.00%, 2/1/19	4,435	3,836,275

Machinery-Diversified—0.5%
Zebra Technologies Corp.,
7.25%, 10/15/22	1,930	2,055,450

Media—6.7%
American Media, Inc.,
11.50%, 12/15/17	1,915	1,948,513
CCO Holdings LLC,
5.50%, 5/1/26 (a)(c)	2,505	2,548,837
5.75%, 1/15/24	2,070	2,183,643
Clear Channel Worldwide Holdings, Inc.,
6.50%, 11/15/22	1,445	1,452,225
CSC Holdings LLC,
6.75%, 11/15/21	3,370	3,445,825
DISH DBS Corp.,
5.875%, 7/15/22	4,135	4,031,625
Gray Television, Inc.,
5.875%, 7/15/26 (a)(c)	1,045	1,055,450
7.50%, 10/1/20	2,065	2,163,088
LIN Television Corp.,
5.875%, 11/15/22	1,930	1,949,300
McClatchy Co.,
9.00%, 12/15/22	2,410	2,361,800
Nexstar Broadcasting, Inc.,
6.875%, 11/15/20	2,390	2,506,512
SFX Entertainment, Inc. (a)(b)(c)(e),
9.625%, 2/1/19	2,761	41,415
Sinclair Television Group, Inc.,
6.375%, 11/1/21	1,670	1,761,850

		27,450,083

Mining—2.9%
Alcoa, Inc.,
5.90%, 2/1/27	2,330	2,376,600
Freeport-McMoRan, Inc.,
3.55%, 3/1/22	2,905	2,570,925

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

HudBay Minerals, Inc.,
9.50%, 10/1/20	$1,795	$1,525,750
Joseph T. Ryerson & Son, Inc. (a)(c),
11.00%, 5/15/22	3,515	3,646,812
Teck Resources Ltd. (a)(c),
8.00%, 6/1/21	375	387,188
8.50%, 6/1/24	1,375	1,430,000

		11,937,275

Miscellaneous Manufacturing—0.9%
Trinseo Materials Operating SCA (a)(c),
6.75%, 5/1/22	3,495	3,495,000

Oil, Gas & Consumable Fuels—6.9%
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	3,435	2,473,200
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	1,735	1,678,613
Chesapeake Energy Corp.,
6.625%, 8/15/20	2,185	1,545,888
Concho Resources, Inc.,
7.00%, 1/15/21	2,930	3,025,225
Continental Resources, Inc.,
5.00%, 9/15/22	2,505	2,453,973
CVR Refining LLC,
6.50%, 11/1/22	1,825	1,578,625
EP Energy LLC,
9.375%, 5/1/20	4,640	3,306,000
Range Resources Corp.,
4.875%, 5/15/25	2,730	2,613,975
Rice Energy, Inc.,
6.25%, 5/1/22	2,710	2,703,225
Sanchez Energy Corp.,
6.125%, 1/15/23	2,375	1,846,562
Sunoco L.P. (a)(c),
6.375%, 4/1/23	3,805	3,795,487
Vanguard Natural Resources LLC (a)(c),
7.00%, 2/15/23	1,152	495,360
Weatherford International Ltd.,
8.25%, 6/15/23	890	847,725

		28,363,858

Paper & Forest Products—0.4%
Mercer International, Inc.,
7.75%, 12/1/22	1,825	1,834,125

Pharmaceuticals—1.6%
Endo Finance LLC (a)(c),
5.375%, 1/15/23	1,690	1,474,525
Horizon Pharma, Inc.,
6.625%, 5/1/23	3,655	3,417,425
Valeant Pharmaceuticals International, Inc. (a)(c),
6.125%, 4/15/25	1,315	1,058,575
7.50%, 7/15/21	720	638,550

		6,589,075

Pipelines—1.2%
Energy Transfer Equity L.P.,
5.875%, 1/15/24	670	654,925
Sabine Pass Liquefaction LLC,
5.75%, 5/15/24	1,809	1,804,477
Tesoro Logistics L.P.,
6.125%, 10/15/21	765	795,600
6.25%, 10/15/22	1,605	1,681,238

		4,936,240

Real Estate—0.8%
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	3,481	3,407,029

	Principal Amount (000s)	Value*

Real Estate Investment Trust—0.6%
Equinix, Inc.,
5.375%, 1/1/22	$1,660	$1,722,250
iStar, Inc.,
7.125%, 2/15/18	720	740,700

		2,462,950

Retail—1.8%
Conn’s, Inc.,
7.25%, 7/15/22	1,605	1,195,725
Dollar Tree, Inc. (a)(c),
5.75%, 3/1/23	2,165	2,311,137
Neiman Marcus Group Ltd. LLC (a)(c),
8.00%, 10/15/21	1,465	1,201,300
Sonic Automotive, Inc.,
7.00%, 7/15/22	2,665	2,824,900

		7,533,062

Semiconductors—3.3%
Advanced Micro Devices, Inc.,
6.75%, 3/1/19	1,860	1,794,900
7.50%, 8/15/22	2,008	1,797,160
Amkor Technology, Inc.,
6.375%, 10/1/22	4,000	3,865,000
Micron Technology, Inc.,
5.875%, 2/15/22	4,500	4,252,500
Sensata Technologies BV (a)(c),
5.625%, 11/1/24	1,785	1,859,738

		13,569,298

Semiconductors & Semiconductor Equipment—0.7%
Microsemi Corp. (a)(c),
9.125%, 4/15/23	570	629,850
Qorvo, Inc. (a)(c),
7.00%, 12/1/25	2,000	2,120,000

		2,749,850

Shipbuilding—0.4%
Huntington Ingalls Industries, Inc. (a)(c),
5.00%, 12/15/21	1,505	1,580,250

Software—3.9%
Activision Blizzard, Inc. (a)(c),
6.125%, 9/15/23	1,250	1,365,625
First Data Corp. (a)(c),
7.00%, 12/1/23	3,635	3,703,156
MSCI, Inc. (a)(c),
5.25%, 11/15/24	1,950	2,003,625
Open Text Corp. (a)(c),
5.625%, 1/15/23	3,280	3,337,400
Rackspace Hosting, Inc. (a)(c),
6.50%, 1/15/24	4,125	4,104,375
SS&C Technologies Holdings, Inc.,
5.875%, 7/15/23	1,590	1,625,775

		16,139,956

Specialty Retail—0.6%
L Brands, Inc.,
6.875%, 11/1/35	2,465	2,508,138

Telecommunications—11.1%
CenturyLink, Inc.,
7.50%, 4/1/24	3,300	3,341,250
CommScope Technologies Finance LLC (a)(c),
6.00%, 6/15/25	4,140	4,264,200
Consolidated Communications, Inc.,
6.50%, 10/1/22	3,020	2,725,550
EarthLink Holdings Corp.,
7.375%, 6/1/20	2,032	2,123,440
8.875%, 5/15/19	1,141	1,169,525
Frontier Communications Corp.,
10.50%, 9/15/22	3,680	3,907,700

Schedule of Investments

AllianzGI High Yield Bond Fund

June 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Hughes Satellite Systems Corp.,
7.625%, 6/15/21	$3,915	$4,227,711
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	1,655	1,216,425
Level 3 Financing, Inc.,
5.375%, 5/1/25	3,490	3,476,912
Sprint Communications, Inc.,
6.00%, 11/15/22	2,465	1,952,034
11.50%, 11/15/21	3,515	3,490,395
T-Mobile USA, Inc.,
6.625%, 11/15/20	1,935	2,002,725
6.625%, 4/1/23	1,160	1,230,609
6.836%, 4/28/23	2,135	2,263,100
West Corp. (a)(c),
5.375%, 7/15/22	4,575	4,271,906
Windstream Services LLC,
7.50%, 6/1/22	4,500	4,072,500

		45,735,982

Transportation—1.7%
Erickson, Inc.,
8.25%, 5/1/20	4,941	2,618,730
XPO Logistics, Inc. (a)(c),
6.50%, 6/15/22	1,850	1,773,688
7.875%, 9/1/19	2,620	2,678,950
		7,071,368

Total Corporate Bonds & Notes (cost—$393,413,270)		379,760,204

SENIOR LOANS (a)(b)(f)(g)—1.1%

Media—1.1%
SFX Entertainment, Inc, Term B, DIP, PIK (i),
10.00%, 1/31/17	1,293	1,293,429
SFXE Netherlands Holdings Coöperatief U.A., Term B, DIP, PIK,
20.00%, 1/31/17	3,347	3,347,204

Total Senior Loans (cost—$4,640,633)		4,640,633

	Shares

COMMON STOCK—0.2%

Advertising—0.2%
Affinion Group Holdings, Inc. Class A (b)(f)(h)(j) (acquisition cost—$769,748; puchased 1/9/15—11/12/15) (cost—$769,748)	43,401	869,756

	Units	Value*

WARRANTS—0.0%

Commercial Services—0.0%
Cenveo Corp., (f)(j) (cost—$67,409)	243,090	$61,247

Repurchase Agreements—6.0%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $24,636,021; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $25,130,762 including accrued interest (cost—$24,636,000)	24,636	24,636,000

Total Investments (cost—$423,527,060)—99.8%		409,967,840

Other assets less liabilities—0.2%		640,018

Net Assets—100.0%		$410,607,858

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $125,348,851, representing 30.5% of net assets.
(b)	Illiquid.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2016.
(e)	In default.
(f)	Fair-Valued—Securities with an aggregate value of $5,571,636, representing 1.4% of net assets.
(g)	Debtor-in-possession financial obligations.
(h)	Restricted. The acquisition cost of such security is $769,748. The value is $869,756, representing 0.2% of net assets.
(i)	$259,137 of this amount is being held in escrow for the benefit of the debtor by an agent. PIK interest is not charged on the amount held in escrow until drawn by the debtor.
(j)	Non-income producing.

(k)	At June 30, 2016, the Fund had the following unfunded commitment under a debtor-in-possession financing which could be extended at the option of the in-bankruptcy issuer:

Issuer	Principal Amount
SFX Entertainment, Inc.	$422,113

Glossary:

DIP—Debtor-in-Possession

PIK—Payment-in-Kind

Schedule of Investments

AllianzGI International Growth Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—99.4%

Australia—2.5%
CSL Ltd.	463	$39,046
REA Group Ltd.	469	21,048
SEEK Ltd.	1,975	22,672

		82,766

Brazil—5.2%
Ambev S.A.	5,214	30,921
Lojas Renner S.A.	5,095	37,574
Odontoprev S.A.	8,272	34,275
Raia Drogasil S.A.	2,058	40,451
WEG S.A.	6,816	29,154

		172,375

Canada—8.4%
Alimentation Couche-Tard, Inc., Class B	1,573	67,549
Canadian National Railway Co.	901	53,204
Constellation Software, Inc.	162	62,697
Restaurant Brands International, Inc.	1,622	67,519
Richelieu Hardware Ltd.	1,542	30,257

		281,226

China—3.8%
Baidu, Inc. ADR (c)	335	55,325
Tencent Holdings Ltd.	3,094	71,056

		126,381

Denmark—10.2%
Ambu A/S, Class B	1,476	61,090
Coloplast A/S, Class B	510	38,176
DSV A/S	1,765	74,215
Novo Nordisk A/S, Class B	2,265	121,977
SimCorp A/S	885	43,433

		338,891

France—6.2%
Bureau Veritas S.A.	1,658	34,810
Dassault Systemes	513	38,678
Ingenico Group S.A.	511	59,227
L’Oreal S.A.	220	42,120
Legrand S.A.	631	32,302

		207,137

Germany—10.7%
Bechtle AG	417	44,001
Fresenius SE & Co. KGaA	596	43,793
HUGO BOSS AG	473	26,891
Infineon Technologies AG	5,171	74,857
Norma Group SE	515	24,401
SAP SE	1,096	82,315
Scout24 AG (a)(c)	1,623	60,328

		356,586

Hong Kong—1.9%
AIA Group Ltd.	10,389	62,342

Indonesia—1.4%
Ace Hardware Indonesia Tbk PT	459,400	32,291
Bank Mandiri Persero Tbk PT	20,600	14,907

		47,198

Japan—9.1%
Hoshizaki Electric Co., Ltd.	385	37,689
Keyence Corp.	134	91,432
Nippon Paint Holdings Co., Ltd.	1,491	36,860
Sundrug Co., Ltd.	655	61,501
Sysmex Corp.	762	52,470
Unicharm Corp.	1,124	25,254

		305,206

Korea (Republic of)—2.0%
LG Household & Health Care Ltd.	68	66,406

Luxembourg—1.3%
Samsonite International S.A.	15,563	42,991

	Shares	Value*

Mexico—1.2%
Fomento Economico Mexicano S.A.B. de C.V. UNIT	4,190	$38,793

Netherlands—1.4%
ASML Holding NV	481	47,349

Philippines—2.3%
Jollibee Foods Corp.	5,340	27,540
Universal Robina Corp.	10,980	48,699

		76,239

South Africa—0.8%
Woolworths Holdings Ltd.	4,777	27,353

Spain—2.9%
Amadeus IT Holding S.A., Class A	1,215	53,531
Industria de Diseno Textil S.A.	1,305	43,840

		97,371

Sweden—8.4%
AddTech AB, Class B	1,901	23,928
Assa Abloy AB, Class B	2,272	46,742
Atlas Copco AB, Class A	1,870	48,568
Elekta AB, Class B	2,700	21,963
Hexagon AB, Class B	1,629	59,615
Hexpol AB	5,000	51,345
Trelleborg AB, Class B	1,685	29,901

		282,062

Switzerland—3.9%
Cie Financiere Richemont S.A.	648	37,931
Partners Group Holding AG	95	40,714
Roche Holding AG	196	51,720

		130,365

United Kingdom—15.8%
British American Tobacco PLC	1,581	102,495
DCC PLC	554	48,752
Diageo PLC	1,885	52,659
Prudential PLC	2,567	43,559
Reckitt Benckiser Group PLC	1,021	102,377
Rotork PLC	8,630	24,984
Shire PLC	773	47,773
Spirax-Sarco Engineering PLC	605	30,295
Unilever PLC	1,561	74,796

		527,690

Total Investments (cost—$3,137,910) (b)—99.4%		3,316,727

Other assets less liabilities—0.6%		20,978

Net Assets—100.0%		$3,337,705

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $2,769,008, representing 83.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI International Growth Fund

June 30, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Software	6.8%
Machinery	6.7%
Pharmaceuticals	6.6%
Electronic Equipment, Instruments & Components	6.3%
Internet Software & Services	5.6%
Personal Products	5.5%
Health Care Equipment & Supplies	5.2%
Food & Staples Retailing	5.1%
Household Products	3.8%
Road & Rail	3.8%
Beverages	3.7%
Semiconductors & Semiconductor Equipment	3.7%
Textiles, Apparel & Luxury Goods	3.2%
Insurance	3.2%
Tobacco	3.1%
IT Services	2.9%
Hotels, Restaurants & Leisure	2.9%
Chemicals	2.6%
Health Care Providers & Services	2.3%
Specialty Retail	2.3%
Multi-line Retail	1.9%
Professional Services	1.7%
Trading Companies & Distributors	1.6%
Industrial Conglomerates	1.5%
Food Products	1.5%
Building Products	1.4%
Capital Markets	1.2%
Biotechnology	1.2%
Electrical Equipment	1.0%
Media	0.6%
Banks	0.5%
Other assets less liabilities	0.6%

100.0%

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—97.3%

Australia—3.5%
Challenger Ltd.	129,444	$845,687
Lend Lease Group UNIT	56,100	532,903
Mantra Group Ltd.	267,630	705,151
McMillan Shakespeare Ltd.	26,308	270,922
Millennium Services Group Ltd.	94,650	74,826
OzForex Group Ltd.	130,800	228,063
Spotless Group Holdings Ltd.	960,719	813,066

		3,470,618

Austria—0.8%
Schoeller-Bleckmann Oilfield Equipment AG	12,205	738,379

Belgium—1.5%
Ontex Group NV	45,746	1,442,320

China—2.8%
China Everbright International Ltd.	599,000	669,770
China State Construction International Holdings Ltd.	362,000	481,267
Nexteer Automotive Group Ltd.	988,000	904,169
Sunny Optical Technology Group Co., Ltd.	188,000	663,138

		2,718,344

Denmark—3.4%
GN Store Nord A/S	77,658	1,402,839
SimCorp A/S	39,908	1,958,546

		3,361,385

Finland—2.6%
Amer Sports Oyj	43,485	1,193,022
Huhtamaki Oyj	33,664	1,397,050

		2,590,072

France—8.7%
Euronext NV (a)	42,840	1,571,586
Korian SA	46,601	1,505,755
Nexity S.A. (c)	29,192	1,476,693
Sartorius Stedim Biotech	41,262	2,782,425
Virbac S.A. (c)	6,756	1,219,833

		8,556,292

Germany—4.1%
Bechtle AG	19,937	2,103,722
Bertrandt AG	1,927	188,829
CANCOM SE	35,658	1,770,522

		4,063,073

Hong Kong—1.0%
PAX Global Technology Ltd. (c)	392,000	345,068
Techtronic Industries Co., Ltd.	148,000	618,047

		963,115

Ireland—2.4%
Glanbia PLC	48,482	917,754

Kingspan Group PLC	64,500	1,395,788

		2,313,542

Italy—3.5%
De’ Longhi SpA	52,398	1,248,618
FinecoBank Banca Fineco SpA	182,956	1,194,874
Yoox Net-A-Porter Group SpA (c)	42,203	979,472

		3,422,964

	Shares	Value*

Japan—33.0%
ABC-Mart, Inc.	28,900	$1,939,530
Aica Kogyo Co., Ltd.	28,400	649,034
Asahi Intecc Co., Ltd.	33,700	1,646,797
Bandai Namco Holdings, Inc.	32,000	825,808
Daicel Corp.	73,100	757,467
Disco Corp.	11,300	1,021,969
Don Quijote Holdings Co., Ltd.	24,800	921,635
Fujitsu General Ltd.	73,000	1,625,911
Hoshizaki Electric Co., Ltd.	14,200	1,390,097
Kobayashi Pharmaceutical Co., Ltd.	19,600	870,375
Kusuri No Aoki Co., Ltd.	28,600	1,866,144
Lion Corp.	126,000	2,078,936
Meitec Corp.	15,800	537,057
MISUMI Group, Inc.	119,100	2,150,316
Obayashi Corp.	203,600	2,167,709
Ryohin Keikaku Co., Ltd.	8,100	1,973,950
Sanwa Holdings Corp.	89,900	817,194
Sohgo Security Services Co., Ltd.	24,600	1,216,102
Start Today Co., Ltd.	30,100	1,591,046
Takeuchi Manufacturing Co., Ltd.	69,600	906,522
Teijin Ltd.	417,000	1,381,748
Temp Holdings Co., Ltd.	67,300	1,166,061
Unipres Corp.	65,800	1,059,257
Valor Holdings Co., Ltd.	27,600	733,999
Yamaha Motor Co., Ltd.	76,100	1,160,883

		32,455,547

Korea (Republic of)—1.0%
Dongbu Insurance Co., Ltd.	8,160	491,154
LIG Nex1 Co., Ltd.	6,051	514,196

		1,005,350

Netherlands—2.2%
Aalberts Industries NV	49,151	1,473,460
Flow Traders (a)	19,154	654,308

		2,127,768

Philippines—0.7%
Cosco Capital, Inc.	4,300,400	712,579

Singapore—0.2%
SATS Ltd.	54,700	167,239

Spain—2.3%
Gamesa Corp. Tecnologica S.A.	45,627	909,073
Melia Hotels International S.A.	122,979	1,327,511

		2,236,584

Sweden—7.2%
AAK AB	21,905	1,563,707
Betsson AB (c)	111,720	934,427
Indutrade AB	22,734	449,517
JM AB	33,258	835,623
NetEnt AB (c)	186,212	1,844,133
Nibe Industrier AB, Class B	174,552	1,451,529

		7,078,936

Switzerland—4.5%
Burckhardt Compression Holding AG	2,528	782,960
Georg Fischer AG	2,093	1,673,162
Interroll Holding AG	2,128	1,989,620

		4,445,742

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Taiwan—1.8%
Ennoconn Corp. (c)	21,000	$282,194
Sinbon Electronics Co., Ltd.	288,848	652,211
Tung Thih Electronic Co., Ltd.	53,000	853,373

		1,787,778

United Kingdom—10.1%
ASOS PLC (c)	27,135	1,449,527
Auto Trader Group PLC (a)	312,421	1,476,901
Derwent London PLC REIT	31,388	1,095,051
DS Smith PLC	107,112	554,166
Intermediate Capital Group PLC	177,366	1,162,079
Pets at Home Group PLC	358,335	1,111,488
Senior PLC	156,136	429,386
Spectris PLC	54,631	1,329,809
Tullow Oil PLC (c)	369,332	1,302,587

		9,910,994

Total Common Stock (cost—$83,334,296)		95,568,621

	Principal Amount (000s)

Repurchase Agreements—2.3%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $2,219,002; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $2,265,056 including accrued interest (cost—$2,219,000)	$2,219	2,219,000

Total Investments (cost—$85,553,296) (b)—99.6%		97,787,621

Other assets less liabilities (d)—0.4%		439,238

Net Assets—100.0%		$98,226,859

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $90,996,899, representing 92.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at June 30, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2016	Unrealized Appreciation (Depreciation)
Purchased:
81,717,527 Japanese Yen settling 7/1/16	Northern Trust Company	$796,774	$791,338	$(5,436)
Sold:
102,044,207 Japanese Yen settling 7/1/16	Northern Trust Company	994,966	988,178	6,788
72,523 Singapore Dollar settling 7/1/16	Northern Trust Company	53,501	53,837	(336)

				$1,016

Glossary:

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI International Small-Cap Fund

June 30, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Machinery	8.4%
Health Care Equipment & Supplies	5.9%
Household Durables	4.4%
Building Products	4.4%
Internet & Catalog Retail	4.1%
IT Services	3.9%
Internet Software & Services	3.4%
Food & Staples Retailing	3.4%
Specialty Retail	3.1%
Electronic Equipment, Instruments & Components	3.0%
Hotels, Restaurants & Leisure	3.0%
Multi-line Retail	3.0%
Auto Components	2.9%
Commercial Services & Supplies	2.8%
Construction & Engineering	2.7%
Diversified Financial Services	2.7%
Trading Companies & Distributors	2.6%
Food Products	2.5%
Personal Products	2.4%
Professional Services	2.2%
Chemicals	2.2%
Household Products	2.1%
Leisure Products	2.1%
Real Estate Management & Development	2.0%
Software	2.0%
Containers & Packaging	2.0%
Capital Markets	1.9%
Health Care Providers & Services	1.5%
Oil, Gas & Consumable Fuels	1.3%
Pharmaceuticals	1.2%
Banks	1.2%
Automobiles	1.2%
Real Estate Investment Trust	1.1%
Semiconductors & Semiconductor Equipment	1.0%
Aerospace & Defense	1.0%
Electrical Equipment	0.9%
Energy Equipment & Services	0.8%
Insurance	0.5%
Technology Hardware, Storage & Peripherals	0.3%
Transportation Infrastructure	0.2%
Repurchase Agreements	2.3%
Other assets less liabilities	0.4%

100.0%

Schedule of Investments

AllianzGI Micro Cap Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—100.8%

Air Freight & Logistics—0.6%
Echo Global Logistics, Inc. (a)	9,165	$205,479

Auto Components—2.4%
Modine Manufacturing Co. (a)	22,432	197,402
Motorcar Parts of America, Inc. (a)	13,078	355,460
Tower International, Inc.	12,617	259,658

		812,520

Banks—3.8%
Franklin Financial Network, Inc. (a)	8,961	281,017
Pacific Premier Bancorp, Inc. (a)	17,671	424,104
Seacoast Banking Corp. of Florida (a)	22,450	364,588
Stonegate Bank	7,514	242,477

		1,312,186

Beverages—1.6%
MGP Ingredients, Inc.	7,167	273,995
Primo Water Corp. (a)	24,867	293,679

		567,674

Biotechnology—8.6%
Advaxis, Inc. (a)	16,082	130,103
BioSpecifics Technologies Corp. (a)	5,910	236,045
Cara Therapeutics, Inc. (a)	16,966	81,606
Concert Pharmaceuticals, Inc. (a)	12,612	141,633
Dynavax Technologies Corp. (a)	8,515	124,149
Eagle Pharmaceuticals, Inc. (a)	3,993	154,889
Five Prime Therapeutics, Inc. (a)	6,240	258,024
Flexion Therapeutics, Inc. (a)	12,803	191,597
Heron Therapeutics, Inc. (a)	8,543	154,201
Inovio Pharmaceuticals, Inc. (a)	18,198	168,150
La Jolla Pharmaceutical Co. (a)	10,327	165,232
MacroGenics, Inc. (a)	8,168	220,454
Pfenex, Inc. (a)	13,911	116,435
Raptor Pharmaceutical Corp. (a)	30,044	161,336
Repligen Corp. (a)	17,363	475,052
Synergy Pharmaceuticals, Inc. (a)	49,937	189,761

		2,968,667

Building Products—4.7%
American Woodmark Corp. (a)	6,012	399,077
Builders FirstSource, Inc. (a)	23,498	264,352
Patrick Industries, Inc. (a)	11,523	694,722
PGT, Inc. (a)	23,841	245,562

		1,603,713

Chemicals—2.4%
American Vanguard Corp.	20,162	304,648
Flotek Industries, Inc. (a)	16,659	219,899
Koppers Holdings, Inc. (a)	9,523	292,641

		817,188

Communications Equipment—0.7%
ShoreTel, Inc. (a)	37,914	253,645

Construction & Engineering—2.8%
Argan, Inc.	7,927	330,714
Comfort Systems USA, Inc.	10,033	326,775
NV5 Global, Inc. (a)	10,383	295,293

		952,782

Construction Materials—1.8%
U.S. Concrete, Inc. (a)	10,043	611,719

Diversified Consumer Services—1.1%
Carriage Services, Inc.	15,276	361,736

	Shares	Value*

Diversified Telecommunication Services—0.7%
Inteliquent, Inc.	11,905	$236,790

Electronic Equipment, Instruments & Components—2.1%
CUI Global, Inc. (a)	24,875	125,619
ePlus, Inc. (a)	3,676	300,660
Mesa Laboratories, Inc.	2,395	294,585

		720,864

Energy Equipment & Services—0.6%
TETRA Technologies, Inc. (a)	31,957	203,566

Food Products—0.8%
John B Sanfilippo & Son, Inc.	6,331	269,891

Health Care Equipment & Supplies—7.9%
AtriCure, Inc. (a)	15,039	212,501
Cynosure, Inc., Class A (a)	10,141	493,309
Inogen, Inc. (a)	13,161	659,498
LeMaitre Vascular, Inc.	24,015	342,694
RTI Surgical, Inc. (a)	52,940	190,054
SurModics, Inc. (a)	10,233	240,271
Trinity Biotech PLC ADR	14,293	162,083
Vascular Solutions, Inc. (a)	9,910	412,850

		2,713,260

Health Care Providers & Services—5.0%
Aceto Corp.	15,354	336,099
BioTelemetry, Inc. (a)	30,875	503,263
Cross Country Healthcare, Inc. (a)	29,390	409,109
Providence Service Corp. (a)	6,823	306,216
RadNet, Inc. (a)	32,892	175,643

		1,730,330

Health Care Technology—1.2%
HealthStream, Inc. (a)	6,333	167,951
Vocera Communications, Inc. (a)	20,025	257,321

		425,272

Hotels, Restaurants & Leisure—3.6%
Carrols Restaurant Group, Inc. (a)	35,544	422,974
Chuy’s Holdings, Inc. (a)	7,378	255,352
Eldorado Resorts, Inc. (a)	30,435	462,460
Kona Grill, Inc. (a)	10,688	114,575

		1,255,361

Household Durables—3.1%
LGI Homes, Inc. (a)	17,231	550,358
M/I Homes, Inc. (a)	14,911	280,774
WCI Communities, Inc. (a)	14,140	238,966

		1,070,098

Household Products—0.9%
Orchids Paper Products Co.	8,580	305,191

Insurance—1.2%
Atlas Financial Holdings, Inc. (a)	13,349	229,870
Federated National Holding Co.	9,074	172,769

		402,639

Internet & Catalog Retail—2.0%
Duluth Holdings, Inc., Class B (a)	11,355	277,743
Nutrisystem, Inc.	16,326	414,028

		691,771

Schedule of Investments

AllianzGI Micro Cap Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Internet Software & Services—7.2%
Amber Road, Inc. (a)	36,093	$278,277
Apigee Corp. (a)	23,708	289,712
Autobytel, Inc. (a)	21,758	301,783
Five9, Inc. (a)	35,384	421,070
GTT Communications, Inc. (a)	15,458	285,664
IntraLinks Holdings, Inc. (a)	27,869	181,148
SPS Commerce, Inc. (a)	3,935	238,461
TechTarget, Inc. (a)	25,308	204,995
Xactly Corp. (a)	22,208	284,484

		2,485,594

IT Services—1.7%
Hackett Group, Inc.	21,709	301,104
Planet Payment, Inc. (a)	62,094	278,802

		579,906

Leisure Equipment & Products—1.2%
Nautilus, Inc. (a)	23,410	417,634

Life Sciences Tools & Services—2.3%
Albany Molecular Research, Inc. (a)	20,729	278,598
NeoGenomics, Inc. (a)	65,315	525,132

		803,730

Machinery—2.8%
Energy Recovery, Inc. (a)	9,585	85,210
Kadant, Inc.	6,837	352,174
Lydall, Inc. (a)	9,477	365,433
NN, Inc.	12,634	176,750

		979,567

Media—0.8%
Entravision Communications Corp., Class A	41,347	277,852

Oil, Gas & Consumable Fuels—1.8%
Bill Barrett Corp. (a)	23,925	152,880
Ring Energy, Inc. (a)	26,123	230,405
Sanchez Energy Corp. (a)	33,264	234,844

		618,129

Paper & Forest Products—0.5%
Neenah Paper, Inc.	2,453	177,524

Pharmaceuticals—5.6%
Amphastar Pharmaceuticals, Inc. (a)	12,542	202,177
ANI Pharmaceuticals, Inc. (a)	7,410	413,626
Dermira, Inc. (a)	8,437	246,782
Intersect ENT, Inc. (a)	13,510	174,685
Omeros Corp. (a)	15,591	164,018
Supernus Pharmaceuticals, Inc. (a)	19,571	398,661
Teligent, Inc. (a)	47,673	340,385

		1,940,334

Professional Services—1.3%
GP Strategies Corp. (a)	9,964	216,119
Kforce, Inc.	12,972	219,097

		435,216

Road & Rail—0.5%
Celadon Group, Inc.	19,205	156,905

Semiconductors & Semiconductor Equipment—4.7%
CEVA, Inc. (a)	13,837	375,951
FormFactor, Inc. (a)	27,529	247,486
Inphi Corp. (a)	9,967	319,243
MaxLinear, Inc., Class A (a)	20,118	361,721
PDF Solutions, Inc. (a)	21,226	296,952

		1,601,353

	Shares	Value*

Software—4.5%
Callidus Software, Inc. (a)	24,147	$482,457
Model N, Inc. (a)	20,397	272,300
Rubicon Project, Inc. (a)	21,493	293,379
Silver Spring Networks, Inc. (a)	27,247	331,051
Telenav, Inc. (a)	34,098	173,900

		1,553,087

Specialty Retail—1.9%
Kirkland’s, Inc. (a)	15,838	232,502
Shoe Carnival, Inc.	10,947	274,332
Sportsman’s Warehouse Holdings, Inc. (a)	17,418	140,389

		647,223

Thrifts & Mortgage Finance—3.5%
First Defiance Financial Corp.	7,509	291,725
LendingTree, Inc. (a)	5,791	511,519
Meridian Bancorp, Inc.	26,222	387,561

		1,190,805

Wireless Telecommunication Services—0.9%
Boingo Wireless, Inc. (a)	36,091	321,932

Total Common Stock (cost—$29,927,431)		34,679,133

	Principal Amount (000s)

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $449,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $460,019 including accrued interest (cost—$449,000)	$449	449,000

Total Investments (cost—$30,376,431)—102.1%		35,128,133

Liabilities in excess of other assets—(2.1)%		(738,812)

Net Assets—100.0%		$34,389,321

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

June 30, 2016 (unaudited)

	Shares	Value*

MUTUAL FUNDS (b)(c)—49.5%
AllianzGI Global Natural Resources	57,218	$857,697
PIMCO Commodity RealReturn Strategy	126,063	916,478

Total Mutual Funds (cost—$2,163,594)		1,774,175

COMMON STOCK—27.6%

Australia—2.3%
Dexus Property Group REIT	1,115	7,566
Goodman Group REIT	1,464	7,852
GPT Group REIT	1,482	6,027
Lend Lease Group UNIT	454	4,313
Mirvac Group REIT	3,061	4,655
Scentre Group REIT	4,455	16,501
Stockland REIT	1,965	6,967
Vicinity Centres REIT	5,627	14,039
Westfield Corp. REIT	1,625	13,053

		80,973

Austria—0.1%
BUWOG AG (d)	101	2,338

Bermuda—0.0%
Brookfield Business Partners L.P. UNIT (d)	14	266

Canada—0.9%
Brookfield Asset Management, Inc., Class A	727	24,051
First Capital Realty, Inc.	157	2,693
H&R Real Estate Investment Trust REIT	114	1,986
RioCan Real Estate Investment Trust REIT	131	2,974

		31,704

France—1.0%
Fonciere Des Regions REIT	25	2,210
Gecina S.A. REIT	29	3,928
ICADE REIT	28	1,967
Klepierre REIT	182	8,031
Unibail-Rodamco SE REIT	81	20,954

		37,090

Germany—0.6%
Deutsche Wohnen AG	279	9,500
Vonovia SE	382	13,948

		23,448

Hong Kong—2.5%
Cheung Kong Property Holdings Ltd.	2,263	14,288
Hang Lung Properties Ltd.	1,878	3,804
Henderson Land Development Co., Ltd.	1,064	6,010
Hysan Development Co., Ltd.	541	2,409
Kerry Properties Ltd.	548	1,362
Link REIT	1,900	12,993
New World Development Co., Ltd.	5,440	5,547
Sino Land Co., Ltd.	3,271	5,386
Sun Hung Kai Properties Ltd.	1,464	17,659
Swire Pacific Ltd., Class A	493	5,581
Swire Properties Ltd.	986	2,633
Wharf Holdings Ltd.	1,136	6,925
Wheelock & Co., Ltd.	856	4,038

		88,635

Japan—3.3%
Aeon Mall Co., Ltd.	130	1,701
Daito Trust Construction Co., Ltd.	61	9,904
Daiwa House Industry Co., Ltd.	500	14,683
Hulic Co., Ltd.	325	3,425
Japan Prime Realty Investment Corp. REIT	1	4,291

	Shares	Value*

Japan Real Estate Investment Corp. REIT	1	$6,177
Japan Retail Fund Investment Corp. REIT	2	5,107
Mitsubishi Estate Co., Ltd.	1,048	19,223
Mitsui Fudosan Co., Ltd.	796	18,269
Nippon Building Fund, Inc. REIT	1	6,160
Nippon Prologis REIT, Inc. REIT	1	2,443
Nomura Real Estate Holdings, Inc.	106	1,852
Nomura Real Estate Master Fund, Inc.	3	4,742
NTT Urban Development Corp.	200	2,150
Sumitomo Realty & Development Co., Ltd.	303	8,217
Tokyo Tatemono Co., Ltd.	200	2,398
Tokyu Fudosan Holdings Corp.	431	2,689
United Urban Investment Corp. REIT	2	3,603

		117,034

Singapore—0.7%
Ascendas Real Estate Investment Trust REIT	1,722	3,187
CapitaLand Commercial Trust REIT	1,729	1,902
CapitaLand Ltd.	2,115	4,856
CapitaLand Mall Trust REIT	2,670	4,245
City Developments Ltd.	342	2,078
Global Logistic Properties Ltd.	2,200	2,970
Suntec Real Estate Investment Trust REIT	1,997	2,639
UOL Group Ltd.	395	1,610

		23,487

Switzerland—0.1%
Swiss Prime Site AG (d)	56	5,070

United Kingdom—0.7%
British Land Co. PLC REIT	803	6,520
Hammerson PLC REIT	644	4,638
Intu Properties PLC REIT	777	3,021
Land Securities Group PLC REIT	659	9,170
Segro PLC REIT	620	3,437

		26,786

United States—15.4%
American Capital Agency Corp. REIT	297	5,887
American Tower Corp. REIT	357	40,559
Annaly Capital Management, Inc. REIT	804	8,900
AvalonBay Communities, Inc. REIT	111	20,023
Boston Properties, Inc. REIT	130	17,147
Brixmor Property Group, Inc. REIT	151	3,995
Camden Property Trust REIT	73	6,455
Care Capital Properties, Inc. REIT	101	2,647
CBRE Group, Inc., Class A (d)	253	6,699
Communications Sales & Leasing, Inc. REIT (d)	105	3,035
Crown Castle International Corp. REIT	283	28,705
Digital Realty Trust, Inc. REIT	116	12,643
Duke Realty Corp. REIT	290	7,731
Equinix, Inc.	51	19,774
Equity Residential REIT	306	21,077
Essex Property Trust, Inc. REIT	55	12,545
Extra Space Storage, Inc. REIT	93	8,606
Federal Realty Investment Trust REIT	58	9,602
General Growth Properties, Inc. REIT	485	14,463
HCP, Inc. REIT	384	13,586
Host Hotels & Resorts, Inc. REIT	639	10,358
Iron Mountain, Inc.	168	6,691
Jones Lang LaSalle, Inc.	38	3,703
Kimco Realty Corp. REIT	347	10,889
Liberty Property Trust REIT	126	5,005
Macerich Co. REIT	113	9,649
Prologis, Inc. REIT	442	21,676
Public Storage REIT	123	31,438
Rayonier Advanced Materials, Inc.	65	883
Rayonier, Inc. REIT	197	5,169

Schedule of Investments

AllianzGI Multi-Asset Real Return Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Realogy Holdings Corp. (d)	124	$3,598
Realty Income Corp. REIT	200	13,872
Regency Centers Corp. REIT	72	6,029
Simon Property Group, Inc. REIT	261	56,611
SL Green Realty Corp. REIT	84	8,943
UDR, Inc. REIT	217	8,012
Ventas, Inc. REIT	277	20,171
VEREIT, Inc. REIT	770	7,808
Vornado Realty Trust REIT	143	14,317
Welltower, Inc.	292	22,242
Weyerhaeuser Co. REIT	678	20,184

		551,327

Total Common Stock (cost—$849,745)		988,158

EXCHANGE-TRADED FUNDS—20.9%
iShares iBoxx $ Investment Grade Corporate Bond	300	36,819
iShares JPMorgan USD Emerging Markets Bond	1,400	161,210
PIMCO Broad U.S. TIPS Index (b)	8,000	472,687
Vaneck Vectors Gold Miners	2,900	80,330

Total Exchange-Traded Funds (cost—$692,206)		751,046

Total Investments (cost—$3,705,545) (a)—98.0%		3,513,379

Other assets less liabilities (e)—2.0%		71,328

Net Assets—100.0%		$3,584,707

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $404,861, representing 11.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Affiliated fund.
(c)	Institutional Class share.
(d)	Non-income producing.

(e)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at June 30, 2016:

Type	Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Euro-BTP	1	$158	9/8/16	$1,452
Short: 2-Year U.S. Treasury Note	(2)	(439)	9/30/16	(3,004)
Dow Jones U.S. Real Estate Index	(1)	(32)	9/16/16	(1,333)

				$(2,885)

(f)	At June 30, 2016, the Fund pledged $101,659 in cash as collateral for derivatives.

Glossary:

REIT—Real Estate Investment Trust

TIPS—Treasury Inflation Protected Securities

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Mutual Funds	49.5%
Exchange-Traded Funds	20.9%
Real Estate Investment Trust	20.7%
Real Estate Management & Development	6.9%
Chemicals	0.0%
Construction & Engineering	0.0%
Other assets less liabilities	2.0%

100.0%

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—90.8%

Brazil—7.2%
Braskem S.A. ADR	4,400	$52,140
CVC Brasil Operadora e Agencia de Viagens S.A.	8,200	58,431
FPC Par Corretora de Seguros S.A.	14,100	57,062
Grendene S.A.	10,800	55,340
Kroton Educacional S.A.	12,400	52,498
Multiplus S.A.	5,200	58,519
Porto Seguro S.A.	6,700	55,793
Qualicorp S.A.	9,300	53,878
Smiles S.A.	3,900	58,264
Transmissora Alianca de Energia Eletrica S.A. UNIT	9,600	57,380

		559,305

Chile—1.3%
Inversiones La Construccion S.A.	4,647	50,974
Vina Concha y Toro S.A.	29,766	46,996

		97,970

China—22.5%
Agricultural Bank of China Ltd., Class H	135,000	49,602
Bank of China Ltd., Class H	123,000	49,595
Bank of Communications Co., Ltd., Class H	78,000	49,617
China Communications Services Corp. Ltd., Class H	106,000	55,556
China Construction Bank Corp., Class H	80,000	53,435
China Everbright Ltd.	26,000	50,448
China High Speed Transmission Equipment Group Co., Ltd. (c)	70,000	56,396
China Merchants Bank Co., Ltd., Class H	24,100	54,247
China Shineway Pharmaceutical Group Ltd.	47,000	51,726
China State Construction International Holdings Ltd.	40,000	53,179
Chongqing Rural Commercial Bank Co., Ltd., Class H	100,000	51,061
Guangdong Electric Power Development Co., Ltd., Class B	100,720	46,763
Huayu Automotive Systems Co., Ltd., Class A	23,400	49,671
Industrial & Commercial Bank of China Ltd., Class H	92,000	51,305
Ju Teng International Holdings Ltd.	133,000	53,117
Kingboard Laminates Holdings Ltd.	92,000	56,731
Kweichow Moutai Co., Ltd., Class A	1,300	57,214
Lee & Man Paper Manufacturing Ltd.	74,000	55,284
Minth Group Ltd.	18,000	58,236
Peak Sport Products Co., Ltd.	192,000	58,173
PICC Property & Casualty Co., Ltd., Class H	31,000	48,957
SAIC Motor Corp., Ltd., Class A	16,744	51,452
Shandong Hi-Speed Co., Ltd., Class A	62,300	50,054
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	24,200	53,661
Shanghai Pudong Development Bank Co., Ltd., Class A	21,120	49,800
Shenzhen Expressway Co., Ltd., Class H	56,000	51,243
Sinopharm Group Co., Ltd., Class H	12,000	57,644
Skyworth Digital Holdings Ltd.	64,000	52,976
Tongda Group Holdings Ltd.	260,000	51,081
Xinhua Winshare Publishing and Media Co., Ltd., Class H	54,000	58,528
Zhejiang Expressway Co., Ltd., Class H	58,000	54,719
Zhengzhou Yutong Bus Co., Ltd., Class A	16,900	50,721
Zhuzhou CRRC Times Electric Co., Ltd.	9,000	49,870

		1,742,062

Czech Republic—0.7%
Philip Morris CR AS (c)	100	50,665

	Shares	Value*

Egypt—0.6%
Eastern Tobacco	2,477	$50,210

Hong Kong—2.7%
BOC Hong Kong Holdings Ltd.	18,000	54,240
CITIC Telecom International Holdings Ltd.	134,000	50,839
NagaCorp Ltd.	77,000	51,416
Xinyi Automobile Glass Hong Kong Enterprises Ltd. (b)(c)	9,250	656
Xinyi Glass Holdings Ltd. (c)	74,000	54,737

		211,888

India—9.0%
Bharat Petroleum Corp. Ltd.	3,672	58,690
Ceat Ltd.	3,955	48,885
Great Eastern Shipping Co., Ltd.	11,295	52,625
Hindustan Petroleum Corp. Ltd.	3,923	58,009
Indiabulls Housing Finance Ltd.	5,154	51,596
Mphasis Ltd.	6,592	56,078
Muthoot Finance Ltd. (c)	13,452	59,103
NIIT Technologies Ltd.	6,662	50,889
Power Grid Corp. of India Ltd.	23,000	55,654
Redington India Ltd. (c)	33,479	51,437
Reliance Capital Ltd. (c)	8,811	52,428
Vardhman Textiles Ltd.	3,910	55,201
Zensar Technologies Ltd.	3,530	50,842

		701,437

Indonesia—2.2%
Bank Negara Indonesia Persero Tbk PT	145,400	57,621
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	685,500	58,603
Bank Rakyat Indonesia Persero Tbk PT	64,000	52,661

		168,885

Korea (Republic of)—8.8%
Dongbu Insurance Co., Ltd.	850	51,162
Hyosung Corp.	495	54,180
Hyundai Marine & Fire Insurance Co., Ltd.	1,985	50,616
KB Insurance Co., Ltd.	2,070	50,449
KC Tech Co., Ltd.	4,070	53,066
Kia Motors Corp.	1,335	50,302
Korea Electric Power Corp.	1,023	53,699
KT&G Corp.	492	58,270
Meritz Fire & Marine Insurance Co., Ltd.	3,950	50,603
Samsung Electronics Co., Ltd.	46	57,286
Shinhan Financial Group Co., Ltd.	1,550	50,947
SK Telecom Co., Ltd.	275	51,663
Tongyang Life Insurance Co., Ltd.	5,360	47,387

		679,630

Malaysia—2.6%
Berjaya Sports Toto Bhd.	70,800	53,388
Scientex Bhd.	16,700	51,531
Supermax Corp. Bhd.	82,100	43,879
Unisem M Bhd.	88,700	52,941

		201,739

Mexico—4.1%
Concentradora Hipotecaria SAPI de C.V. REIT	36,800	50,663
Credito Real S.A.B. de C.V. SOFOM ER	29,053	55,619
Fibra Shop Portafolios Inmobiliarios SAPI de C.V. REIT	57,000	53,625
Macquarie Mexico Real Estate Management S.A. de C.V. REIT (c)	40,300	52,859
OHL Mexico S.A.B De C.V. (c)	43,600	53,419
Prologis Property Mexico S.A. de C.V. REIT (c)	33,400	54,350

		320,535

Peru—0.7%
Intercorp Financial Services, Inc.	1,762	52,860

Philippines—0.7%
Manila Water Co., Inc.	88,900	51,303

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Poland—1.3%
Asseco Poland S.A.	3,771	$50,014
Warsaw Stock Exchange	6,187	51,831

		101,845

Russian Federation—3.4%
Bashneft PJSC (b)	1,109	50,826
Gazprom Neft PJSC ADR	4,300	55,212
Gazprom PJSC (b)	23,079	50,312
Lukoil PJSC (b)	1,280	53,747
Moscow Exchange MICEX-RTS PJSC (b)	29,608	52,110

		262,207

Singapore—1.3%
Lippo Malls Indonesia Retail Trust REIT	206,000	53,522
Religare Health Trust UNIT	68,500	50,207

		103,729

South Africa—4.8%
Bidvest Group Ltd.	5,806	54,774
Mondi Ltd.	2,952	53,741
Peregrine Holdings Ltd.	26,776	53,432
S.A. Corporate Real Estate Fund Nominees Pty Ltd. REIT	152,493	53,323
Sasol Ltd.	1,887	51,050
Telkom S.A. SOC Ltd.	10,666	48,127
Vukile Property Fund Ltd. REIT	47,039	54,327

		368,774

Taiwan—12.3%
Chin-Poon Industrial Co., Ltd.	24,000	51,948
Coretronic Corp.	55,000	50,504
Elitegroup Computer Systems Co., Ltd.	86,553	51,715
Flytech Technology Co., Ltd.	16,000	50,871
Getac Technology Corp.	73,000	51,543
Gigabyte Technology Co., Ltd.	46,000	54,827
Greatek Electronics, Inc.	45,000	53,041
Green Seal Holding Ltd.	11,500	53,645
Hon Hai Precision Industry Co., Ltd. GDR	10,974	55,419
King’s Town Bank Co., Ltd.	75,000	49,927
Lite-On Technology Corp.	40,585	55,897
Mega Financial Holding Co., Ltd.	68,000	51,433
Micro-Star International Co., Ltd.	31,000	57,257
Phison Electronics Corp.	6,500	56,340
Primax Electronics Ltd.	42,000	55,208
Sercomm Corp.	21,000	47,131
Taiwan Semiconductor Manufacturing Co., Ltd.	11,000	55,437
Test Research, Inc.	37,000	49,451

		951,594

Thailand—1.3%
Delta Electronics Thailand PCL NVDR	24,000	46,765
Thai Vegetable Oil PCL NVDR	62,100	56,847

		103,612

Turkey—2.7%
Akcansa Cimento AS	11,118	52,778
Aksa Akrilik Kimya Sanayii AS	19,234	51,449
Selcuk Ecza Deposu Ticaret ve Sanayi AS	55,241	52,812
Soda Sanayii AS	33,235	52,686

		209,725

United Arab Emirates—0.6%
Aramex PJSC	55,639	49,242

Total Common Stock (cost—$6,658,041)		7,039,217

	Shares	Value*

PREFERRED STOCK—5.0%

Brazil—1.5%
Alpargatas S.A.	18,200	$59,264
Banco Daycoval S.A.	20,600	58,036

		117,300

Korea (Republic of)—3.5%
Hyundai Motor Co.	600	49,436
LG Chem Ltd.	320	53,416
LG Household & Health Care Ltd.	102	58,735
Samsung Electronics Co., Ltd.	57	58,800
SK Innovation Co., Ltd.	730	50,991

		271,378

Total Preferred Stock (cost—$333,881)		388,678

EQUITY-LINKED SECURITIES—1.3%

China—1.3%
Merrill Lynch International & Co., Gree Electric Appliances, Inc., Class A, expires 8/31/18,	16,068	47,722
Midea Group Co., Ltd., expires 1/6/20,	15,468	55,221

Total Equity-Linked Securities (cost—$107,683)		102,943

	Principal Amount (000s)

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $101,000; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $107,575 including accrued interest (cost—$101,000)	$101	101,000

Total Investments (cost—$7,200,605) (a)—98.4%		7,631,838

Other assets less liabilities (d)—1.6%		122,716

Net Assets—100.0%		$7,754,554

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $5,376,456, representing 69.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $207,651, representing 2.7% of net assets.
(c)	Non-income producing.

Schedule of Investments

AllianzGI NFJ Emerging Markets Value Fund

June 30, 2016 (unaudited) (continued)

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Forward foreign currency contracts outstanding at June 30, 2016:

	Counterparty	U.S.$ Value on Origination Date	U.S.$ Value June 30, 2016	Unrealized Appreciation (Depreciation)
Purchased:
59,070 South African Rand settling 7/1/16	Northern Trust Company	$3,833	$4,011	$178

Sold:
218,580 South African Rand settling 7/1/16	Northern Trust Company	14,639	14,841	(202)
68,934 South African Rand settling 7/7/16	Northern Trust Company	4,690	4,679	11

				$(13)

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depository Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	11.5%
Electronic Equipment, Instruments & Components	6.7%
Oil, Gas & Consumable Fuels	6.2%
Technology Hardware, Storage & Peripherals	5.7%
Insurance	5.3%
Real Estate Investment Trust	4.8%
Chemicals	4.1%
Semiconductors & Semiconductor Equipment	3.5%
Health Care Providers & Services	3.5%
Textiles, Apparel & Luxury Goods	2.8%
Auto Components	2.7%
Transportation Infrastructure	2.7%
Diversified Financial Services	2.7%
Electric Utilities	2.1%
Hotels, Restaurants & Leisure	2.1%
Tobacco	2.0%
Household Durables	2.0%
Diversified Telecommunication Services	2.0%
Software	2.0%
Automobiles	1.9%
Media	1.5%
Consumer Finance	1.5%
Paper & Forest Products	1.4%
Electrical Equipment	1.4%
Beverages	1.3%
Capital Markets	1.3%
Apparel & Textiles	0.8%
Personal Products	0.8%
Distributors	0.8%
Food Products	0.7%
IT Services	0.7%
Industrial Conglomerates	0.7%
Construction & Engineering	0.7%
Construction Materials	0.7%
Diversified Consumer Services	0.7%
Pharmaceuticals	0.7%
Wireless Telecommunication Services	0.7%
Thrifts & Mortgage Finance	0.7%
Water Utilities	0.7%
Machinery	0.6%
Air Freight & Logistics	0.6%
Communications Equipment	0.6%
Independent Power Producers & Energy Traders	0.6%
Health Care Equipment & Supplies	0.6%
Repurchase Agreements	1.3%
Other assets less liabilities	1.6%

100.0%

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—100.2%

Chile—2.1%
Itau CorpBanca ADR	22,600	$288,602

China—4.5%
China Construction Bank Corp., Class H	472,600	315,668
China Mobile Ltd.	25,900	299,592

		615,260

France—2.1%
TOTAL S.A.	6,091	292,100

Germany—2.2%
Siemens AG	2,990	306,837

Indonesia—1.8%
Bank Rakyat Indonesia Persero Tbk PT ADR	15,505	252,576

Japan—3.6%
ITOCHU Corp.	22,900	280,141
Mizuho Financial Group, Inc.	155,700	224,061

		504,202

Korea (Republic of)—2.2%
SK Telecom Co., Ltd.	1,590	298,708

Norway—2.2%
Marine Harvest ASA (b)	18,236	307,591

Russian Federation—2.1%
Lukoil PJSC ADR	7,000	292,110

South Africa—1.9%
Sasol Ltd. ADR	9,621	260,922

Spain—3.9%
Banco Santander S.A.	60,119	233,302
Enagas S.A.	9,891	302,173

		535,475

Switzerland—1.9%
Swiss Re AG	3,032	264,816

Taiwan—2.1%
Hon Hai Precision Industry Co., Ltd. GDR	57,509	290,421

United Kingdom—15.3%
BAE Systems PLC	38,344	268,429
Britvic PLC	27,887	218,222
Direct Line Insurance Group PLC	53,100	245,489
Greene King PLC	21,465	223,534
Imperial Brands PLC	5,118	277,563
Marks & Spencer Group PLC	43,571	186,594
Persimmon PLC	19,127	370,905
Royal Dutch Shell PLC, Class A ADR	6,000	331,320

		2,122,056

United States—52.3%
A Schulman, Inc.	10,800	263,736
AbbVie, Inc.	5,100	315,741
Apple, Inc.	2,900	277,240
CA, Inc.	8,600	282,338
Cisco Systems, Inc.	19,600	562,324
Exxon Mobil Corp.	3,400	318,716
Ford Motor Co.	22,300	280,311
Fortress Investment Group LLC, Class A	57,100	252,382

	Shares	Value*

General Motors Co.	9,400	$266,020
Gilead Sciences, Inc.	3,100	258,602
Intel Corp.	9,200	301,760
International Business Machines Corp.	3,800	576,764
Johnson & Johnson	2,700	327,510
JPMorgan Chase & Co.	4,700	292,058
MetLife, Inc.	6,700	266,861
Pfizer, Inc.	8,700	306,327
PNC Financial Services Group, Inc.	3,300	268,587
PPL Corp.	7,600	286,900
Quest Diagnostics, Inc.	4,000	325,640
Travelers Cos., Inc.	2,600	309,504
United Technologies Corp.	2,900	297,395
Verizon Communications, Inc.	5,500	307,120
Wal-Mart Stores, Inc.	4,200	306,684

		7,250,520

Total Common Stock (cost—$14,390,550)		13,882,196

	Principal Amount (000s)

Repurchase Agreements—0.9%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $127,000; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $131,481 including accrued interest (cost—$127,000)	$127	127,000

Total Investments (cost—$14,517,550) (a)—101.1%		14,009,196

Liabilities in excess of other assets—(1.1)%		(152,733)

Net Assets—100.0%		$13,856,463

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $4,915,725, representing 35.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Schedule of Investments

AllianzGI NFJ Global Dividend Value Fund

June 30, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Banks	13.5%
Oil, Gas & Consumable Fuels	10.8%
Insurance	7.8%
Pharmaceuticals	4.6%
Wireless Telecommunication Services	4.3%
IT Services	4.2%
Biotechnology	4.1%
Aerospace & Defense	4.1%
Communications Equipment	4.1%
Automobiles	3.9%
Household Durables	2.7%
Health Care Providers & Services	2.4%
Food Products	2.2%
Diversified Telecommunication Services	2.2%
Industrial Conglomerates	2.2%
Food & Staples Retailing	2.2%
Gas Utilities	2.2%
Semiconductors & Semiconductor Equipment	2.2%
Electronic Equipment, Instruments & Components	2.1%
Electric Utilities	2.1%
Software	2.0%
Trading Companies & Distributors	2.0%
Tobacco	2.0%
Technology Hardware, Storage & Peripherals	2.0%
Chemicals	1.9%
Capital Markets	1.8%
Hotels, Restaurants & Leisure	1.6%
Beverages	1.6%
Multi-line Retail	1.4%
Repurchase Agreements	0.9%
Liabilities in excess of other assets	(1.1)%

100.0%

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—97.6%

Australia—5.7%
Asaleo Care Ltd.	86,487	$136,842
Bank of Queensland Ltd.	11,302	90,170
Charter Hall Retail REIT	29,909	106,903
CSR Ltd.	39,600	108,867
Pact Group Holdings Ltd.	33,705	152,970
SAI Global Ltd.	31,300	86,214

		681,966

Austria—0.7%
Mayr Melnhof Karton AG	800	86,774

Belgium—0.9%
Befimmo S.A. REIT	1,760	113,282

Brazil—2.1%
Multiplus S.A.	10,500	118,163
Qualicorp S.A.	23,600	136,723

		254,886

Canada—6.7%
Canfor Pulp Products, Inc.	9,256	74,008
Chorus Aviation, Inc.	7,921	36,786
Cogeco, Inc.	3,105	134,179
Enbridge Income Fund Holdings, Inc.	3,900	96,779
Intertape Polymer Group, Inc.	6,631	108,194
Linamar Corp.	1,943	69,211
Magellan Aerospace Corp.	7,924	110,462
Martinrea International, Inc.	12,400	76,783
Transcontinental, Inc., Class A	6,584	89,234

		795,636

Chile—3.7%
Cia Cervecerias Unidas S.A. ADR	5,500	128,370
Embotelladora Andina S.A., Class B ADR	5,600	118,720
Itau CorpBanca ADR	8,000	102,160
Vina Concha y Toro S.A. ADR	2,800	88,872

		438,122

Denmark—1.0%
Scandinavian Tobacco Group A/S, Class A (a)	7,713	126,019

Finland—1.6%
Lassila & Tikanoja Oyj	4,827	89,190
Tieto Oyj	3,674	100,621

		189,811

France—3.8%
Alten S.A.	1,536	90,164
Euronext NV (a)	3,396	124,582
Rothschild & Co.	3,215	76,475
Rubis SCA	1,145	87,530
Technicolor S.A.	12,400	76,787

		455,538

Germany—2.1%
Freenet AG	4,000	103,014
PATRIZIA Immobilien AG (c)	3,300	79,379
STADA Arzneimittel AG	1,339	69,396

		251,789

Greece—0.8%
Motor Oil Hellas Corinth Refineries S.A.	8,700	94,521

	Shares	Value*

Hong Kong—3.5%
First Pacific Co., Ltd.	134,100	$96,836
Langham Hospitality Investments and Langham Hospitality Investments Ltd. UNIT	253,500	89,759
NagaCorp Ltd.	168,000	112,179
PCCW Ltd.	175,000	117,817

		416,591

Italy—3.2%
A2A SpA	78,025	102,311
ASTM SpA	10,717	116,881
Cementir Holding SpA	17,147	68,664
Credito Emiliano SpA	15,588	94,588

		382,444

Japan—22.6%
Aichi Corp.	12,400	88,496
Aida Engineering Ltd.	9,300	76,431
cocokara fine, Inc.	2,100	108,836
Denka Co., Ltd.	24,000	97,058
Descente Ltd.	7,200	77,770
DTS Corp.	4,500	83,690
Haseko Corp.	9,000	90,610
Heiwado Co., Ltd.	4,000	77,891
Hitachi Chemical Co., Ltd.	5,900	110,191
Jeol Ltd.	29,000	111,067
Kaken Pharmaceutical Co., Ltd.	1,300	85,231
Medipal Holdings Corp.	5,500	90,425
Mitsubishi Shokuhin Co., Ltd.	5,000	131,174
Nippo Corp.	6,000	102,062
Nitto Kogyo Corp.	7,200	89,514
Nohmi Bosai Ltd.	7,600	101,807
NS Solutions Corp.	5,500	84,766
Oiles Corp.	5,400	85,055
Sankyu, Inc.	20,000	107,355
Shizuoka Gas Co., Ltd.	14,800	104,287
Sogo Medical Co., Ltd.	2,600	96,130
Sumitomo Osaka Cement Co., Ltd.	26,000	111,567
T-Gaia Corp.	8,200	115,531
TechnoPro Holdings, Inc.	3,300	102,757
Toho Holdings Co., Ltd.	3,700	89,160
Tokyo Seimitsu Co., Ltd.	4,000	93,148
TS Tech Co., Ltd.	3,600	88,214
Yokogawa Electric Corp.	8,800	99,238

		2,699,461

Mexico—0.8%
Grupo Herdez S.A.B. de C.V.	42,400	93,137

Netherlands—0.8%
Aalberts Industries NV	3,313	99,318

New Zealand—2.1%
Air New Zealand Ltd.	59,747	89,545
Goodman Property Trust REIT	81,581	75,517
SKY Network Television Ltd.	25,038	85,448

		250,510

Norway—0.6%
Borregaard ASA	9,883	74,049

Philippines—1.0%
Manila Water Co., Inc.	212,700	122,746

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Poland—1.0%
Asseco Poland S.A.	8,900	$118,039

Portugal—1.1%
Navigator Co., S.A.	25,214	70,309
Sonae SGPS S.A.	79,300	62,293

		132,602

Singapore—1.7%
Lippo Malls Indonesia Retail Trust REIT	414,200	107,616
Mapletree Industrial Trust REIT	71,300	91,195

		198,811

South Africa—0.8%
JSE Ltd.	7,328	92,316

Spain—3.3%
Bolsas y Mercados Espanoles SHMSF S.A.	2,631	73,943
Cia de Distribucion Integral Logista Holdings S.A.	3,840	81,142
Grupo Catalana Occidente S.A.	2,022	56,078
Lar Espana Real Estate Socimi S.A. REIT	9,100	81,325
Mediaset Espana Comunicacion S.A.	8,769	98,990

		391,478

Sweden—7.8%
BillerudKorsnas AB	5,274	78,701
Cloetta AB, Class B	42,328	145,541
Dios Fastigheter AB	14,127	100,572
Eltel AB (a)	8,300	89,893
Granges AB	14,516	126,445
Hemfosa Fastigheter AB	9,256	95,286
Loomis AB, Class B	3,000	73,355
Rezidor Hotel Group AB	27,400	113,024
Swedish Match AB	3,021	105,427

		928,244

Switzerland—1.1%
Cembra Money Bank AG (c)	1,852	129,531

Taiwan—0.8%
Namchow Chemical Industrial Co., Ltd.	48,000	100,758

United Kingdom—16.3%
Berendsen PLC	6,909	112,252
Britvic PLC	13,725	107,401
Crest Nicholson Holdings PLC	10,501	50,138
Galliford Try PLC	4,363	53,296
Go-Ahead Group PLC	2,020	52,722
Greene King PLC	7,697	80,156
Hays PLC	55,630	72,686
Hill & Smith Holdings PLC	10,182	120,570
Inchcape PLC	10,377	87,253
Indivior PLC	52,317	176,037
Interserve PLC	20,000	69,292
KCOM Group PLC	58,007	81,469
Laird PLC	22,603	98,877
Marston’s PLC	47,289	85,215
Novae Group PLC	8,100	80,927
OneSavings Bank PLC	23,400	65,947
PayPoint PLC	8,866	107,094
Pendragon PLC	150,616	55,881
Polypipe Group PLC	27,300	94,638
RPS Group PLC	26,889	62,512
Savills PLC	8,769	71,750
Synthomer PLC	18,300	79,496
Virgin Money Holdings UK PLC	24,800	83,201

		1,948,810

Total Common Stock (cost—$11,940,400)		11,667,189

	Principal Amount (000s)	Value*

Repurchase Agreements—1.9%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $225,000; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $233,080 including accrued interest (cost—$225,000)	$225	$225,000

Total Investments (cost—$12,165,400) (b)—99.5%		11,892,189

Other assets less liabilities—0.5%		61,751

Net Assets—100.0%		$11,953,940

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $8,806,112, representing 73.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together.

Schedule of Investments

AllianzGI NFJ International Small-Cap Value Fund

June 30, 2016 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Real Estate Investment Trust	4.8%
Commercial Services & Supplies	4.5%
Media	4.3%
Food & Staples Retailing	4.0%
Beverages	3.7%
Real Estate Management & Development	3.7%
Containers & Packaging	3.6%
Hotels, Restaurants & Leisure	3.3%
Diversified Financial Services	3.2%
Banks	3.1%
Chemicals	3.0%
IT Services	3.0%
Machinery	2.9%
Food Products	2.8%
Pharmaceuticals	2.8%
Health Care Providers & Services	2.6%
Construction & Engineering	2.6%
Electronic Equipment, Instruments & Components	2.5%
Construction Materials	2.4%
Professional Services	2.2%
Metals & Mining	2.1%
Auto Components	2.0%
Tobacco	1.9%
Diversified Telecommunication Services	1.7%
Gas Utilities	1.6%
Oil, Gas & Consumable Fuels	1.6%
Specialty Retail	1.4%
Road & Rail	1.3%
Paper & Forest Products	1.2%
Household Durables	1.2%
Insurance	1.1%
Personal Products	1.1%
Consumer Finance	1.1%
Airlines	1.1%
Water Utilities	1.0%
Software	1.0%
Transportation Infrastructure	1.0%
Health Care Equipment & Supplies	0.9%
Aerospace & Defense	0.9%
Wireless Telecommunication Services	0.9%
Multi-Utilities	0.9%
Building Products	0.8%
Semiconductors & Semiconductor Equipment	0.8%
Electrical Equipment	0.7%
Distributors	0.7%
Air Freight & Logistics	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Capital Markets	0.6%
Thrifts & Mortgage Finance	0.6%
Repurchase Agreements	1.9%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI NFJ International Value II Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—97.2%

Australia—3.6%
Coca-Cola Amatil Ltd.	80,800	$498,778
Sonic Healthcare Ltd.	32,800	531,921
Wesfarmers Ltd.	16,100	485,526

		1,516,225

Brazil—1.1%
Embraer S.A. ADR	20,800	451,776

Canada—5.8%
Cogeco Communications, Inc.	6,300	330,616
Enbridge Income Fund Holdings, Inc.	13,800	342,450
Magna International, Inc.	11,700	410,319
Manulife Financial Corp.	24,200	330,983
Open Text Corp.	8,500	502,860
Power Financial Corp.	21,821	500,788

		2,418,016

Chile—1.7%
Enersis Americas S.A. ADR	31,300	268,554
Enersis Chile S.A. ADR	31,300	182,479
Itau CorpBanca ADR	20,700	264,339

		715,372

China—5.4%
Beijing Enterprises Holdings Ltd.	80,500	457,932
China Construction Bank Corp., Class H	682,200	455,669
China Mobile Ltd.	38,300	443,025
China Resources Land Ltd.	134,000	315,764
PICC Property & Casualty Co., Ltd., Class H	180,000	284,264
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	141,900	314,646

		2,271,300

Denmark—2.1%
Danske Bank A/S	16,700	439,550
Scandinavian Tobacco Group A/S (a)	26,987	440,928

		880,478

France—7.9%
AXA S.A.	26,700	527,929
Christian Dior SE	2,600	416,498
Cie Generale des Etablissements Michelin	3,800	358,114
CNP Assurances	30,600	451,465
Euronext NV (a)	11,100	407,204
Eutelsat Communications S.A.	13,500	254,814
Renault S.A.	4,400	332,189
Sanofi	6,800	564,962

		3,313,175

Germany—3.5%
Bayer AG	3,500	351,522
Deutsche Lufthansa AG	28,930	340,145
Freenet AG	14,300	368,275
Talanx AG	13,400	399,092

		1,459,034

Hong Kong—5.8%
BOC Hong Kong Holdings Ltd.	150,300	452,907
CK Hutchison Holdings Ltd.	36,500	401,517
First Pacific Co., Ltd.	632,100	456,451
NWS Holdings Ltd.	379,000	601,869
PCCW Ltd.	745,000	501,566

		2,414,310

India—0.9%
ICICI Bank Ltd. ADR	49,600	356,128

Ireland—1.2%
Smurfit Kappa Group PLC	21,951	483,325

Israel—1.2%
Teva Pharmaceutical Industries Ltd. ADR	9,800	492,254

	Shares	Value*

Italy—1.8%
ASTM SpA	27,700	$302,098
Enel SpA	103,098	457,698

		759,796

Japan—14.6%
Bandai Namco Holdings, Inc.	20,500	529,034
Hitachi Chemical Co., Ltd.	19,800	369,792
Isuzu Motors Ltd.	33,700	415,082
Kaken Pharmaceutical Co., Ltd.	6,500	426,153
Mitsubishi Electric Corp.	45,000	537,226
Mitsubishi Shokuhin Co., Ltd.	16,700	438,122
Nippo Corp.	30,000	510,312
Nippon Telegraph & Telephone Corp.	11,300	529,912
NS Solutions Corp.	19,400	298,991
Osaka Gas Co., Ltd.	113,000	434,427
Sumitomo Chemical Co., Ltd.	60,167	248,253
Sumitomo Osaka Cement Co., Ltd.	115,000	493,469
T&D Holdings, Inc.	51,300	435,641
West Japan Railway Co.	7,100	449,950

		6,116,364

Korea (Republic of)—1.5%
Korea Electric Power Corp. ADR	23,784	616,719

Mexico—0.8%
America Movil S.A.B. de C.V., Ser. L ADR	26,400	323,664

Netherlands—2.1%
Aegon NV	80,811	320,199
Wolters Kluwer NV	14,263	577,526

		897,725

Norway—1.8%
Telenor ASA	25,800	427,068
Yara International ASA	10,359	329,072

		756,140

Philippines—1.3%
Manila Water Co., Inc.	914,100	527,514

Russian Federation—1.7%
Lukoil PJSC ADR	16,700	696,891

Singapore—1.1%
Mapletree Industrial Trust REIT	366,000	468,125

South Africa—0.7%
Sasol Ltd. ADR	10,100	273,912

Spain—0.6%
Mapfre S.A.	123,800	271,885

Sweden—3.1%
Hemfosa Fastigheter AB	32,400	333,541
Nordea Bank AB	39,500	335,104
Swedish Match AB	18,041	629,597

		1,298,242

Switzerland—0.9%
Baloise Holding AG	3,276	364,882

Taiwan—1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,300	558,699

Turkey—1.1%
KOC Holding AS ADR	20,500	465,350

United Kingdom—22.6%
BAE Systems PLC	65,700	459,937
Britvic PLC	45,800	358,395
BT Group PLC	91,817	504,681
Centrica PLC	68,700	207,748
Coca-Cola European Partners PLC	11,000	392,590

Schedule of Investments

AllianzGI NFJ International Value II Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Crest Nicholson Holdings PLC	54,878	$262,022
Direct Line Insurance Group PLC	94,141	435,228
Greene King PLC	35,200	366,568
Hays PLC	242,200	316,458
Imperial Brands PLC	16,200	878,570
Inchcape PLC	32,700	274,952
Indivior PLC	173,700	584,470
Laird PLC	82,400	360,458
Man Group PLC	186,480	289,731
Marks & Spencer Group PLC	66,900	286,501
Mondi PLC	19,700	368,832
Old Mutual PLC	147,400	398,196
Persimmon PLC	14,305	277,398
Royal Dutch Shell PLC, Class A	24,000	659,163
Shire PLC ADR	4,400	809,952
Sky PLC	33,871	384,891
WPP PLC	27,610	575,431

		9,452,172

Total Common Stock (cost—$44,064,113)		40,619,473

	Principal Amount (000s)

Repurchase Agreements—2.5%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $1,035,001; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $1,057,823 including accrued interest (cost—$1,035,000)	$1,035	1,035,000

Total Investments (cost—$45,099,113) (b)—99.7%		41,654,473

Other assets less liabilities—0.3%		117,764

Net Assets—100.0%		$41,772,237

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Securities with an aggregate value of $31,246,764, representing 74.8% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Insurance	11.3%
Pharmaceuticals	7.7%
Banks	5.5%
Media	5.1%
Oil, Gas & Consumable Fuels	4.7%
Diversified Telecommunication Services	4.7%
Tobacco	4.7%
Industrial Conglomerates	4.6%
Electric Utilities	3.6%
Beverages	3.0%
Wireless Telecommunication Services	2.7%
Chemicals	2.3%
Food & Staples Retailing	2.2%
Aerospace & Defense	2.2%
Diversified Financial Services	2.1%
Health Care Providers & Services	2.0%
Auto Components	1.8%
Automobiles	1.8%
Real Estate Management & Development	1.5%
Semiconductors & Semiconductor Equipment	1.3%
Household Durables	1.3%
Electrical Equipment	1.3%
Leisure Products	1.3%
Water Utilities	1.3%
Construction & Engineering	1.2%
Software	1.2%
Construction Materials	1.2%
Containers & Packaging	1.1%
Real Estate Investment Trust	1.1%
Road & Rail	1.1%
Gas Utilities	1.0%
Textiles, Apparel & Luxury Goods	1.0%
Paper & Forest Products	0.9%
Hotels, Restaurants & Leisure	0.9%
Electronic Equipment, Instruments & Components	0.9%
Airlines	0.8%
Professional Services	0.8%
Transportation Infrastructure	0.7%
IT Services	0.7%
Capital Markets	0.7%
Multi-line Retail	0.7%
Distributors	0.7%
Multi-Utilities	0.5%
Repurchase Agreements	2.5%
Other assets less liabilities	0.3%

100.0%

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2016 (unaudited)

	Principal Amount (000s)	Value*

CORPORATE BONDS & NOTES—83.0%

Auto Components—0.1%
American Axle & Manufacturing, Inc.,
5.125%, 2/15/19	$963	$980,794

Auto Manufacturers—1.4%
General Motors Co.,
3.50%, 10/2/18	7,750	7,983,500
General Motors Financial Co., Inc.,
3.20%, 7/6/21 (d)	3,800	3,815,306
3.25%, 5/15/18	1,060	1,082,458
4.75%, 8/15/17	1,980	2,043,610
6.75%, 6/1/18	325	353,317

		15,278,191

Banks—1.6%
CIT Group, Inc.,
4.25%, 8/15/17	7,750	7,912,750
5.00%, 5/15/17	4,400	4,477,000
6.625%, 4/1/18 (a)(c)	5,000	5,300,000

		17,689,750

Building Materials—2.0%
Louisiana-Pacific Corp.,
7.50%, 6/1/20	22,106	22,865,894

Coal—0.6%
Cloud Peak Energy Resources LLC,
8.50%, 12/15/19	16,150	7,220,827

Commercial Services—1.4%
Hertz Corp.,
6.75%, 4/15/19	2,000	2,042,154
7.50%, 10/15/18	12,973	13,248,676

		15,290,830

Containers & Packaging—3.0%
Novelis, Inc.,
8.375%, 12/15/17	32,516	33,267,933

Distribution/Wholesale—1.1%
HD Supply, Inc. (a)(c),
5.25%, 12/15/21	12,232	12,870,388

Diversified Financial Services—6.2%
Aircastle Ltd.,
4.625%, 12/15/18	5,541	5,721,083
Alliance Data Systems Corp. (a)(c),
5.25%, 12/1/17	31,113	31,618,586
Ally Financial, Inc.,
3.25%, 11/5/18	9,575	9,586,969
3.60%, 5/21/18	5,400	5,427,000
5.50%, 2/15/17	3,545	3,603,570
Fly Leasing Ltd.,
6.75%, 12/15/20	13,469	13,586,854
International Lease Finance Corp. (a)(c),
6.75%, 9/1/16	195	196,051

		69,740,113

Electric Utilities—2.7%
AES Corp. (e),
3.673%, 6/1/19	7,434	7,434,000
NRG Energy, Inc.,
8.25%, 9/1/20	22,150	22,869,875

		30,303,875

	Principal Amount (000s)	Value*

Entertainment—3.4%
Scientific Games Corp.,
8.125%, 9/15/18	$38,825	$38,230,589

Financial Services—0.1%
Lincoln Finance Ltd. (a)(c),
7.375%, 4/15/21	1,600	1,662,000

Food & Beverage—2.6%
Bumble Bee Holdings, Inc. (a)(c),
9.00%, 12/15/17	28,507	28,934,605

Food Service—0.1%
Aramark Services, Inc.,
5.75%, 3/15/20	744	766,785

Healthcare-Services—0.7%
DaVita HealthCare Partners, Inc.,
5.75%, 8/15/22	7,506	7,881,300

Holding Companies-Diversified—1.2%
Nielsen Co. Luxembourg Sarl (a)(c),
5.50%, 10/1/21	13,325	13,808,031

Home Builders—7.4%
Brookfield Residential Properties, Inc. (a)(c),
6.50%, 12/15/20	27,088	27,155,720
Lennar Corp.,
4.50%, 6/15/19	2,900	3,024,410
MDC Holdings, Inc.,
5.625%, 2/1/20	1,376	1,427,600
Meritage Homes Corp.,
4.50%, 3/1/18	5,040	5,140,800
TRI Pointe Group, Inc.,
4.875%, 7/1/21	12,500	12,531,250
TRI Pointe Holdings, Inc.,
4.375%, 6/15/19	7,980	8,059,800
William Lyon Homes, Inc.,
8.50%, 11/15/20	25,415	26,240,987

		83,580,567

Internet—1.8%
j2 Cloud Services, Inc.,
8.00%, 8/1/20	19,090	19,877,463

Iron/Steel—0.1%
Commercial Metals Co.,
6.50%, 7/15/17	1,000	1,035,000

Leisure Time—0.4%
NCL Corp., Ltd. (a)(c),
4.625%, 11/15/20	1,303	1,307,065
5.25%, 11/15/19	3,500	3,552,500

		4,859,565

Lodging—1.3%
Hilton Worldwide Finance LLC,
5.625%, 10/15/21	13,559	14,043,260

Machinery-Diversified—1.6%
Case New Holland Industrial, Inc.,
7.875%, 12/1/17	6,250	6,750,000
CNH Industrial Capital LLC,
3.25%, 2/1/17	8,972	9,050,505
6.25%, 11/1/16	2,575	2,609,278

		18,409,783

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Media—0.6%
Cablevision Systems Corp.,
8.625%, 9/15/17	$1,175	$1,242,563
CSC Holdings LLC,
7.625%, 7/15/18	3,657	3,965,980
7.875%, 2/15/18	1,743	1,878,082

		7,086,625

Mining—1.4%
Alcoa, Inc.,
6.75%, 7/15/18	14,220	15,410,925

Miscellaneous Manufacturing—2.1%
LSB Industries, Inc.,
7.75%, 8/1/19	23,175	23,175,000

Oil, Gas & Consumable Fuels—6.4%
AmeriGas Partners L.P.,
6.25%, 8/20/19	24,815	25,311,300
Hiland Partners L.P. (a)(c),
7.25%, 10/1/20	15,631	16,236,701
Light Tower Rentals, Inc. (a)(c),
8.125%, 8/1/19	10,000	5,950,000
NGL Energy Partners LP,
5.125%, 7/15/19	26,961	24,669,315

		72,167,316

Oil, Gas & Consumable Fuels—1.0%
Sunoco L.P. (a)(c),
6.25%, 4/15/21	11,485	11,535,189

Pharmaceuticals—2.7%
Valeant Pharmaceuticals International, Inc. (a)(c),
7.00%, 10/1/20	33,708	29,915,850

Pipelines—2.6%
Kinder Morgan Finance Co. LLC (a)(c),
6.00%, 1/15/18	7,075	7,447,032
Sabine Pass LNG L.P.,
7.50%, 11/30/16	21,114	21,528,362

		28,975,394

Real Estate Investment Trust—3.2%
DuPont Fabros Technology L.P.,
5.875%, 9/15/21	7,669	8,062,036
Iron Mountain, Inc. (a)(c),
4.375%, 6/1/21	11,250	11,418,750
6.00%, 10/1/20	15,500	16,391,250

		35,872,036

Retail—5.0%
Dollar Tree, Inc. (a)(c),
5.25%, 3/1/20	6,175	6,391,125
GameStop Corp. (a)(c),
5.50%, 10/1/19	8,690	8,635,688
6.75%, 3/15/21	42,075	41,654,250

		56,681,063

Software—2.5%
ACI Worldwide, Inc. (a)(c),
6.375%, 8/15/20	12,700	13,033,375
Activision Blizzard, Inc. (a)(c),
5.625%, 9/15/21	12,000	12,600,000
First Data Corp. (a)(c),
6.75%, 11/1/20	2,100	2,198,679

		27,832,054

	Principal Amount (000s)	Value*

Telecommunications—14.7%
Frontier Communications Corp.,
7.125%, 3/15/19	$5,900	$6,283,500
8.875%, 9/15/20	3,600	3,856,500
Intelsat Jackson Holdings S.A.,
7.25%, 4/1/19	21,060	15,479,100
SBA Telecommunications, Inc.,
5.75%, 7/15/20	1,569	1,619,993
Sprint Capital Corp.,
6.90%, 5/1/19	22,850	21,936,000
Sprint Communications, Inc.,
8.375%, 8/15/17	1,537	1,583,110
T-Mobile USA, Inc.,
6.464%, 4/28/19	$33,332	33,998,640
6.625%, 11/15/20	2,000	2,070,000
Telesat Canada (a)(c),
6.00%, 5/15/17	27,200	27,183,000
ViaSat, Inc.,
6.875%, 6/15/20	18,151	18,763,596
West Corp. (a)(c),
4.75%, 7/15/21	33,000	32,917,500

		165,690,939

Total Corporate Bonds & Notes (cost—$960,717,301)		932,939,934

SENIOR LOANS (a)(b)—12.4%

Commercial Services & Supplies—4.8%
Asurion LLC,
5.00%, 5/24/19, Term B1	4,565	4,556,183
5.00%, 8/4/22, Term B4	7,341	7,251,928
8.50%, 3/3/21, 2nd Lien (d)	44,000	42,570,000

		54,378,111

Financial Services—1.3%
Delos Finance Sarl, Term B,
3.50%, 3/6/21	15,000	15,000,000

IT Services—0.4%
First Data Corp. Term B (d),
4.202%, 7/10/22	4,000	3,970,000

Media—2.7%
Numericable U.S. LLC,
4.75%, 1/31/23, Term B6	8,978	8,889,593
5.00%, 1/15/24, Term B7	3,000	2,998,125
Univision Communications, Inc., Term C4 (d),
4.00%, 3/1/20	18,102	18,012,978

		29,900,696

Real Estate Investment Trust—1.8%
Communications Sales & Leasing, Inc., Term B,
5.00%, 10/24/22	20,295	20,104,734

Specialty Retail—1.4%
PetSmart, Inc., Term B1 (d),
4.25%, 3/11/22	15,905	15,866,169

Total Senior Loans (cost—$140,581,213)		139,219,710

Schedule of Investments

AllianzGI Short Duration High Income Fund

June 30, 2016 (unaudited) (continued)

	Principal Amount (000s)	Value*

Repurchase Agreements—10.2%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $115,165,096; collateralized by U.S. Treasury Bonds, 3.125%, due 2/15/43, valued at $117,472,118 including accrued interest (cost—$115,165,000)	$115,165	$115,165,000

Total Investments (cost—$1,216,463,514)—105.6%		1,187,324,644

Liabilities in excess of other assets—(5.6)%		(62,919,347)

Net Assets—100.0%		$1,124,405,297

Notes to Schedule of Investments:

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $509,133,045, representing 45.3% of net assets.
(b)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on June 30, 2016.
(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(d)	When-issued or delayed-delivery. To be settled/delivered after June 30, 2016.
(e)	Variable or Floating Rate Security—Security with an interest rate that changes periodically. The interest rate disclosed reflects the rate in effect on June 30, 2016.

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2016 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—97.7%
SPDR S&P 500 (a) (cost—$192,270,929)	925,000	$193,815,250

	Principal Amount (000s)

Repurchase Agreements—11.3%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $22,453,019; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $22,902,731 including accrued interest (cost—$22,453,000)	$22,453	22,453,000

	Contracts

OPTIONS PURCHASED (b)(c)—0.1%

Call Options—0.0%
S&P 500 Index,
strike price $2,130.00, expires 7/1/16	15	263
strike price $2,200.00, expires 7/1/16	35	397
strike price $2,350.00, expires 7/1/16	53	530
strike price $2,400.00, expires 7/1/16	352	2,640
strike price $2,400.00, expires 7/8/16	153	1,147
strike price $2,450.00, expires 7/8/16	142	1,065
strike price $2,300.00, expires 7/15/16	42	315
strike price $2,350.00, expires 7/15/16	100	1,250
strike price $2,400.00, expires 7/15/16	61	691
strike price $2,400.00, expires 7/22/16	108	1,350
strike price $2,450.00, expires 7/22/16	85	538
strike price $2,250.00, expires 7/29/16	39	780
strike price $2,400.00, expires 7/29/16	106	671
S&P 500 PM Index,
strike price $2,400.00, expires 7/15/16	52	520

		12,157

Put Options—0.1%
S&P 500 Index,
strike price $1,300.00, expires 7/1/16	70	525
strike price $1,350.00, expires 7/1/16	65	650
strike price $1,400.00, expires 7/1/16	100	750
strike price $1,475.00, expires 7/1/16	205	1,538
strike price $1,525.00, expires 7/1/16	50	625
strike price $1,550.00, expires 7/1/16	250	6,250
strike price $2,010.00, expires 7/1/16	20	250
strike price $2,080.00, expires 7/1/16	40	5,900
strike price $1,300.00, expires 7/8/16	65	975
strike price $1,400.00, expires 7/8/16	25	250

	Contracts	Value*

strike price $1,500.00, expires 7/8/16	100	$1,250
strike price $1,525.00, expires 7/8/16	50	375
strike price $1,925.00, expires 7/8/16	25	1,000
strike price $2,000.00, expires 7/8/16	15	1,912
strike price $2,020.00, expires 7/8/16	20	3,950
strike price $1,225.00, expires 7/15/16	50	625
strike price $1,300.00, expires 7/15/16	30	225
strike price $1,325.00, expires 7/15/16	50	375
strike price $1,350.00, expires 7/15/16	30	225
strike price $1,400.00, expires 7/15/16	40	300
strike price $2,020.00, expires 7/15/16	20	9,500
strike price $1,300.00, expires 7/22/16	55	825
strike price $1,325.00, expires 7/22/16	325	4,062
strike price $1,350.00, expires 7/22/16	30	450
strike price $1,980.00, expires 7/22/16	20	9,200
strike price $1,250.00, expires 7/29/16	55	1,100
strike price $1,400.00, expires 7/29/16	50	1,317
strike price $1,200.00, expires 8/5/16	45	788

		55,192

Total Options Purchased (cost—$443,361)		67,349

Total Investments, before options written (cost—$215,167,290)—109.1%		216,335,599

OPTIONS WRITTEN (b)(c)—(7.3)%

Call Options—(7.2)%
S&P 500 Index,
strike price $1,980.00, expires 7/1/16	35	(414,750)
strike price $2,165.00, expires 7/1/16	114	(855)
strike price $2,170.00, expires 7/1/16	30	(225)
strike price $1,970.00, expires 7/8/16	25	(315,125)
strike price $1,980.00, expires 7/8/16	67	(778,540)
strike price $1,990.00, expires 7/8/16	43	(457,305)
strike price $2,180.00, expires 7/8/16	57	(713)
strike price $2,185.00, expires 7/8/16	57	(713)
strike price $1,970.00, expires 7/15/16	103	(1,330,760)
strike price $1,975.00, expires 7/15/16	42	(522,270)
strike price $1,990.00, expires 7/15/16	20	(220,000)
strike price $2,160.00, expires 7/15/16	58	(5,800)
strike price $1,900.00, expires 7/22/16	103	(2,046,095)
strike price $1,925.00, expires 7/22/16	53	(923,260)

Schedule of Investments

AllianzGI Structured Return Fund

June 30, 2016 (unaudited) (continued)

	Contracts	Value*

strike price $1,930.00, expires 7/22/16	50	$(846,750)
strike price $1,970.00, expires 7/22/16	44	(576,180)
strike price $1,985.00, expires 7/22/16	41	(479,085)
strike price $2,170.00, expires 7/22/16	58	(7,685)
strike price $1,860.00, expires 7/29/16	39	(931,320)
strike price $1,910.00, expires 7/29/16	96	(1,824,000)
strike price $1,920.00, expires 7/29/16	44	(793,760)
strike price $1,980.00, expires 7/29/16	47	(582,095)
strike price $2,155.00, expires 7/29/16	59	(18,211)
strike price $1,875.00, expires 8/12/16	21	(470,925)
S&P 500 PM Index,
strike price $1,950.00, expires 7/15/16	52	(761,020)

		(14,307,442)

Put Options—(0.1)%
S&P 500 Index,
strike price $1,910.00, expires 7/1/16	50	(625)
strike price $1,950.00, expires 7/1/16	55	(1,237)
strike price $1,985.00, expires 7/1/16	34	(1,445)
strike price $2,020.00, expires 7/1/16	60	(750)
strike price $1,870.00, expires 7/8/16	50	(1,125)
strike price $1,940.00, expires 7/8/16	30	(1,425)
strike price $1,950.00, expires 7/8/16	40	(2,200)
strike price $1,990.00, expires 7/8/16	30	(3,150)
strike price $1,925.00, expires 7/15/16	75	(8,250)
strike price $1,930.00, expires 7/15/16	35	(4,113)
strike price $1,940.00, expires 7/15/16	40	(5,300)
strike price $1,965.00, expires 7/15/16	34	(7,310)
strike price $1,970.00, expires 7/15/16	14	(3,185)
strike price $1,850.00, expires 7/22/16	40	(4,500)
strike price $1,900.00, expires 7/22/16	34	(6,120)
strike price $1,925.00, expires 7/22/16	40	(9,300)
strike price $1,935.00, expires 7/22/16	36	(9,450)
strike price $1,950.00, expires 7/22/16	35	(11,025)
strike price $1,890.00, expires 7/29/16	36	(9,990)
strike price $1,980.00, expires 7/29/16	35	(28,878)
strike price $1,850.00, expires 8/5/16	30	(8,700)
strike price $1,885.00, expires 8/12/16	25	(13,250)

		(141,328)

Value*

Total Options Written (premiums received—$11,836,095)	$(14,448,770)

Total Investments, net of options written (cost—$203,331,195)—101.8%	201,886,829

Other liabilities in excess of other assets—(1.8)%	(3,486,678)

Net Assets—100.0%	$198,400,151

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the nine months ended June 30, 2016:

	Contracts	Premiums
Options outstanding, September 30, 2015	1,393	$7,717,110
Options written	17,443	81,813,625
Options terminated in closing transactions	(7,831)	(68,761,643)
Options expired	(8,789)	(8,932,997)

Options outstanding, June 30, 2016	2,216	$11,836,095

(e)	At June 30, 2016, the Fund pledged $4,623,872 in cash as collateral for derivatives.

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

June 30, 2016 (unaudited)

	Shares	Value*

EXCHANGE-TRADED FUNDS—93.6%
SPDR S&P 500 (a) (cost—$6,624,725)	32,000	$6,704,960

	Principal Amount (000s)

Repurchase Agreements—3.4%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $243,000; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $248,100 including accrued interest (cost—$243,000)	$243	243,000

	Contracts

OPTIONS PURCHASED (b)(c)—2.1%

Call Options—0.1%
S&P 500 Index,
strike price $2,120.00, expires 7/1/16	5	187
strike price $2,450.00, expires 7/1/16	5	32
strike price $2,120.00, expires 7/8/16	5	2,000
strike price $2,165.00, expires 7/8/16	5	112
strike price $2,175.00, expires 7/8/16	8	140
strike price $2,400.00, expires 7/8/16	5	37
strike price $2,450.00, expires 7/8/16	5	38
strike price $2,120.00, expires 7/15/16	5	4,475
strike price $2,500.00, expires 7/15/16	5	57
strike price $2,400.00, expires 7/29/16	32	363

		7,441

Put Options—2.0%
S&P 500 Index,
strike price $1,275.00, expires 7/1/16	10	75
strike price $1,400.00, expires 7/1/16	5	38
strike price $1,500.00, expires 7/1/16	10	75
strike price $1,970.00, expires 7/1/16	5	150
strike price $2,000.00, expires 7/1/16	5	50
strike price $2,040.00, expires 7/1/16	5	88
strike price $2,060.00, expires 7/1/16	5	187
strike price $1,350.00, expires 7/8/16	15	113
strike price $1,500.00, expires 7/8/16	5	63
strike price $2,030.00, expires 7/8/16	5	1,262
strike price $2,050.00, expires 7/8/16	5	2,125
strike price $1,250.00, expires 7/15/16	10	100
strike price $1,350.00, expires 7/15/16	10	75
strike price $1,970.00, expires 7/15/16	5	1,137
strike price $2,030.00, expires 7/15/16	5	2,850

	Contracts	Value*

strike price $1,350.00, expires 7/22/16	10	$150
strike price $1,980.00, expires 7/22/16	5	2,300
strike price $1,700.00, expires 9/30/16	4	2,700
strike price $1,825.00, expires 12/16/16	7	21,735
strike price $1,875.00, expires 12/30/16	7	28,630
strike price $1,750.00, expires 1/20/17	5	14,250
strike price $1,825.00, expires 3/31/17	2	10,870
strike price $1,875.00, expires 6/16/17	7	56,945

		145,968

Total Options Purchased (cost—$438,292)		153,409

Total Investments, before options written (cost—$7,306,017)—99.1%		7,101,369

OPTIONS WRITTEN (b)(c)—(0.5)%

Call Options—(0.3)%
S&P 500 Index,
strike price $2,165.00, expires 7/1/16	10	(75)
strike price $2,155.00, expires 7/8/16	10	(400)
strike price $2,195.00, expires 7/8/16	10	(125)
strike price $2,155.00, expires 7/15/16	10	(1,350)
strike price $2,145.00, expires 7/29/16	32	(22,997)

		(24,947)

Put Options—(0.2)%
S&P 500 Index,
strike price $1,900.00, expires 7/1/16	10	(100)
strike price $1,935.00, expires 7/1/16	10	(175)
strike price $1,990.00, expires 7/1/16	10	(450)
strike price $2,010.00, expires 7/1/16	10	(125)
strike price $1,950.00, expires 7/8/16	10	(550)
strike price $1,990.00, expires 7/8/16	10	(1,050)
strike price $2,000.00, expires 7/8/16	5	(638)
strike price $1,925.00, expires 7/15/16	10	(1,100)
strike price $1,990.00, expires 7/15/16	10	(2,900)
strike price $1,925.00, expires 7/22/16	10	(2,325)
strike price $1,450.00, expires 1/20/17	5	(4,550)

		(13,963)

Total Options Written (premiums received—$171,884)		(38,910)

Total Investments, net of options written (cost—$7,134,133)—98.6%		7,062,459

Other assets less other liabilities—1.4%		103,656

Net Assets—100.0%		$7,166,115

Schedule of Investments

AllianzGI U.S. Equity Hedged Fund

June 30, 2016 (unaudited) (continued)

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Exchange traded-Chicago Board Options Exchange.
(d)	Transactions in options written for the nine months ended June 30, 2016:

	Contracts	Premiums
Options outstanding, September 30, 2015	151	$106,405
Options written	1,399	1,207,631
Options terminated in closing transactions	(266)	(144,237)
Options expired	(1,112)	(997,915)

Options outstanding, June 30, 2016	172	$171,884

(e)	At June 30, 2016, the Fund pledged $34,266 in cash as collateral for derivatives.

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—97.3%

Air Freight & Logistics—0.8%
Air Transport Services Group, Inc. (a)	14,500	$187,920

Airlines—0.7%
Hawaiian Holdings, Inc. (a)	4,253	161,444

Auto Components—2.6%
Cooper-Standard Holding, Inc. (a)	2,749	217,143
Tenneco, Inc. (a)	4,639	216,224
Visteon Corp.	2,363	155,509

		588,876

Banks—1.9%
Ameris Bancorp	6,408	190,318
Banc of California, Inc.	14,101	255,228

		445,546

Beverages—1.3%
Cott Corp.	20,540	286,738

Biotechnology—7.3%
ACADIA Pharmaceuticals, Inc. (a)	3,374	109,520
Alder Biopharmaceuticals, Inc. (a)	3,147	78,581
ARIAD Pharmaceuticals, Inc. (a)	11,469	84,756
Cara Therapeutics, Inc. (a)	12,121	58,302
Dynavax Technologies Corp. (a)	3,062	44,644
Flexion Therapeutics, Inc. (a)	7,408	110,861
Halozyme Therapeutics, Inc. (a)	8,865	76,505
Heron Therapeutics, Inc. (a)	3,326	60,034
Kite Pharma, Inc. (a)	2,041	102,050
Ligand Pharmaceuticals, Inc., Class B (a)	2,009	239,613
MacroGenics, Inc. (a)	4,678	126,259
Neurocrine Biosciences, Inc. (a)	3,654	166,074
Novavax, Inc. (a)	12,669	92,104
Ophthotech Corp. (a)	2,042	104,203
Prothena Corp. PLC (a)	2,381	83,240
Repligen Corp. (a)	5,158	141,123

		1,677,869

Building Products—5.1%
American Woodmark Corp. (a)	3,608	239,499
Builders FirstSource, Inc. (a)	22,880	257,400
Gibraltar Industries, Inc. (a)	8,786	277,374
Patrick Industries, Inc. (a)	6,412	386,580

		1,160,853

Chemicals—1.6%
Koppers Holdings, Inc. (a)	5,700	175,161
Olin Corp.	7,700	191,268

		366,429

Communications Equipment—0.5%
Lumentum Holdings, Inc. (a)	5,201	125,864

Construction & Engineering—5.8%
Comfort Systems USA, Inc.	6,063	197,472
Dycom Industries, Inc. (a)	4,579	411,011
Granite Construction, Inc.	6,756	307,736
MasTec, Inc. (a)	12,796	285,606
Primoris Services Corp.	7,429	140,631

		1,342,456

Construction Materials—0.9%
U.S. Concrete, Inc. (a)	3,503	213,368

Containers & Packaging—1.2%
Berry Plastics Group, Inc. (a)	7,076	274,903

Distributors—1.7%
Core-Mark Holding Co., Inc.	8,160	382,378

Electronic Equipment, Instruments & Components—0.8%
Belden, Inc.	3,192	192,701

	Shares	Value*

Energy Equipment & Services—3.0%
Helix Energy Solutions Group, Inc. (a)	30,400	$205,504
McDermott International, Inc. (a)	46,882	231,597
Superior Energy Services, Inc.	13,148	242,055

		679,156

Food Products—1.1%
Amplify Snack Brands, Inc. (a)	16,580	244,555

Health Care Equipment & Supplies—5.0%
Cantel Medical Corp.	3,231	222,066
Cynosure, Inc., Class A (a)	5,508	267,937
Inogen, Inc. (a)	4,483	224,643
Vascular Solutions, Inc. (a)	4,900	204,134
West Pharmaceutical Services, Inc.	3,100	235,228

		1,154,008

Health Care Providers & Services—4.1%
Acadia Healthcare Co., Inc. (a)	3,612	200,105
AMN Healthcare Services, Inc. (a)	6,085	243,218
Amsurg Corp. (a)	3,630	281,470
Providence Service Corp. (a)	5,005	224,624

		949,417

Hotels, Restaurants & Leisure—6.7%
Buffalo Wild Wings, Inc. (a)	1,500	208,425
Churchill Downs, Inc.	1,658	209,505
Dave & Buster’s Entertainment, Inc. (a)	6,072	284,109
Jack in the Box, Inc.	1,982	170,293
Popeyes Louisiana Kitchen, Inc. (a)	3,567	194,901
Six Flags Entertainment Corp.	4,073	236,030
Texas Roadhouse, Inc.	5,226	238,306

		1,541,569

Household Durables—7.5%
Cavco Industries, Inc. (a)	3,474	325,514
Helen of Troy Ltd. (a)	1,618	166,395
Installed Building Products, Inc. (a)	9,810	356,005
LGI Homes, Inc. (a)	9,868	315,184
Universal Electronics, Inc. (a)	3,882	280,591
William Lyon Homes, Class A (a)	17,645	284,437

		1,728,126

Insurance—3.5%
AMERISAFE, Inc.	4,551	278,612
Hanover Insurance Group, Inc.	3,340	282,631
National General Holdings Corp.	11,699	250,593

		811,836

Internet Software & Services—6.7%
Blucora, Inc. (a)	14,000	145,040
Cornerstone OnDemand, Inc. (a)	4,203	159,966
Envestnet, Inc. (a)	4,953	164,985
Five9, Inc. (a)	17,424	207,346
j2 Global, Inc.	2,914	184,077
LogMeIn, Inc. (a)	3,256	206,528
Stamps.com, Inc. (a)	2,646	231,313
WebMD Health Corp. (a)	3,907	227,036

		1,526,291

IT Services—2.6%
EPAM Systems, Inc. (a)	3,094	198,975
Euronet Worldwide, Inc. (a)	3,051	211,099
Travelport Worldwide Ltd.	14,271	183,953

		594,027

Life Sciences Tools & Services—1.4%
Cambrex Corp. (a)	6,311	326,468

Machinery—1.0%
John Bean Technologies Corp.	3,792	232,146

Metals & Mining—1.0%
Kaiser Aluminum Corp.	2,635	238,230

Schedule of Investments

AllianzGI U.S. Small-Cap Growth Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

Oil, Gas & Consumable Fuels—2.2%
Callon Petroleum Co. (a)	18,287	$205,363
Matador Resources Co. (a)	7,224	143,035
Sanchez Energy Corp. (a)	23,413	165,296

		513,694

Pharmaceuticals—1.1%
Supernus Pharmaceuticals, Inc. (a)	11,950	243,421

Road & Rail—0.9%
Swift Transportation Co. (a)	12,769	196,770

Semiconductors & Semiconductor Equipment—3.6%
Inphi Corp. (a)	5,873	188,112
MaxLinear, Inc., Class A (a)	10,780	193,824
Mellanox Technologies Ltd. (a)	4,111	197,164
Microsemi Corp. (a)	7,495	244,937

		824,037

Software—10.3%
Callidus Software, Inc. (a)	13,177	263,276
Ellie Mae, Inc. (a)	3,129	286,773
Fair Isaac Corp.	2,409	272,241
Gigamon, Inc. (a)	5,816	217,460
Guidewire Software, Inc. (a)	3,538	218,507
Paycom Software, Inc. (a)	4,771	206,155
Paylocity Holding Corp. (a)	5,588	241,402
Rubicon Project, Inc. (a)	7,339	100,177
Take-Two Interactive Software, Inc. (a)	9,502	360,316
Ultimate Software Group, Inc. (a)	924	194,308

		2,360,615

Specialty Retail—0.7%
Asbury Automotive Group, Inc. (a)	2,824	148,938

Technology Hardware, Storage & Peripherals—1.1%
Electronics For Imaging, Inc. (a)	5,680	244,467

Textiles, Apparel & Luxury Goods—1.6%
Kate Spade & Co. (a)	9,725	200,432
Oxford Industries, Inc.	3,038	172,012

		372,444

Total Common Stock (cost—$19,093,204)		22,337,560

	Principal Amount (000s)

Repurchase Agreements—3.2%
State Street Bank and Trust Co., dated 6/30/16, 0.03%, due 7/1/16, proceeds $728,001; collateralized by U.S. Treasury Notes, 1.75%, due 5/15/23, valued at $744,300 including accrued interest (cost—$728,000)	$728	728,000

Total Investments (cost—$19,821,204)—100.5%		23,065,560

Liabilities in excess of other assets—(0.5)%		(112,142)

Net Assets—100.0%		$22,953,418

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

June 30, 2016 (unaudited)

	Shares	Value*

COMMON STOCK—104.2%

Air Freight & Logistics—0.5%
Radiant Logistics, Inc. (a)	88,484	$265,452

Auto Components—1.2%
Motorcar Parts of America, Inc. (a)	21,664	588,827

Banks—6.2%
Franklin Financial Network, Inc. (a)	25,607	803,036
Heritage Commerce Corp.	53,638	564,808
Pacific Continental Corp.	21,622	339,682
Park Sterling Corp.	62,539	443,401
Preferred Bank/Los Angeles	17,366	501,443
Southwest Bancorp, Inc.	23,619	399,870

		3,052,240

Beverages—0.9%
Primo Water Corp. (a)	39,112	461,913

Biotechnology—8.1%
Adamas Pharmaceuticals, Inc. (a)	12,396	187,675
Advaxis, Inc. (a)	24,322	196,765
Agenus, Inc. (a)	40,426	163,725
Anthera Pharmaceuticals, Inc. (a)	61,759	190,835
BioSpecifics Technologies Corp. (a)	9,468	378,152
Cara Therapeutics, Inc. (a)	33,750	162,338
Concert Pharmaceuticals, Inc. (a)	22,763	255,629
Eagle Pharmaceuticals, Inc. (a)	7,911	306,868
Flexion Therapeutics, Inc. (a)	19,747	295,514
La Jolla Pharmaceutical Co. (a)	17,281	276,496
Pfenex, Inc. (a)	27,760	232,351
Raptor Pharmaceutical Corp. (a)	44,517	239,056
Repligen Corp. (a)	26,323	720,197
Synergy Pharmaceuticals, Inc. (a)	56,905	216,239
Vanda Pharmaceuticals, Inc. (a)	15,000	167,850

		3,989,690

Building Products—2.1%
Patrick Industries, Inc. (a)	16,995	1,024,629

Chemicals—1.9%
American Vanguard Corp.	36,049	544,700
LSB Industries, Inc. (a)	33,123	400,126

		944,826

Communications Equipment—0.8%
ShoreTel, Inc. (a)	61,742	413,054

Construction & Engineering—3.9%
Argan, Inc.	11,511	480,239
IES Holdings, Inc. (a)	25,797	320,399
Layne Christensen Co. (a)	52,724	427,064
NV5 Global, Inc. (a)	23,783	676,389

		1,904,091

Construction Materials—1.7%
U.S. Concrete, Inc. (a)	13,383	815,159

Diversified Consumer Services—1.8%
Carriage Services, Inc.	36,883	873,389

Electrical Equipment—1.2%
LSI Industries, Inc.	53,959	597,326

Electronic Equipment, Instruments & Components—2.0%
CUI Global, Inc. (a)	38,730	195,586
ePlus, Inc. (a)	5,040	412,222
Mesa Laboratories, Inc.	3,232	397,536

		1,005,344

Energy Equipment & Services—0.7%
Independence Contract Drilling, Inc. (a)	60,867	330,508

	Shares	Value*

Food Products—1.2%
John B Sanfilippo & Son, Inc.	14,217	$606,071

Health Care Equipment & Supplies—9.9%
AtriCure, Inc. (a)	27,827	393,195
Avinger, Inc. (a)	26,260	313,282
Inogen, Inc. (a)	18,011	902,531
iRadimed Corp. (a)	21,663	471,387
LeMaitre Vascular, Inc.	51,258	731,452
RTI Surgical, Inc. (a)	94,567	339,495
SurModics, Inc. (a)	20,006	469,741
Trinity Biotech PLC ADR	25,842	293,048
Vascular Solutions, Inc. (a)	22,536	938,850

		4,852,981

Health Care Providers & Services—6.4%
Aceto Corp.	26,501	580,107
BioTelemetry, Inc. (a)	55,029	896,973
Cross Country Healthcare, Inc. (a)	51,518	717,130
Providence Service Corp. (a)	14,153	635,187
RadNet, Inc. (a)	62,321	332,794

		3,162,191

Health Care Technology—0.9%
Vocera Communications, Inc. (a)	32,817	421,698

Hotels, Restaurants & Leisure—4.1%
Carrols Restaurant Group, Inc. (a)	62,041	738,288
Eldorado Resorts, Inc. (a)	43,846	666,240
Kona Grill, Inc. (a)	22,292	238,970
Red Lion Hotels Corp. (a)	48,187	349,838

		1,993,336

Household Durables—2.8%
Century Communities, Inc. (a)	27,805	482,139
LGI Homes, Inc. (a)	27,417	875,699

		1,357,838

Household Products—0.9%
Orchids Paper Products Co.	12,742	453,233

Insurance—2.3%
Atlas Financial Holdings, Inc. (a)	35,059	603,716
Federated National Holding Co.	27,487	523,352

		1,127,068

Internet Software & Services—8.1%
Amber Road, Inc. (a)	60,467	466,201
Apigee Corp. (a)	36,967	451,737
Autobytel, Inc. (a)	45,519	631,348
Five9, Inc. (a)	55,701	662,842
GTT Communications, Inc. (a)	27,945	516,424
Reis, Inc.	15,697	390,855
TechTarget, Inc. (a)	50,105	405,850
Xactly Corp. (a)	36,028	461,519

		3,986,776

IT Services—4.2%
Hackett Group, Inc.	57,436	796,637
Information Services Group, Inc. (a)	94,948	356,055
NCI, Inc., Class A	28,999	407,436
Planet Payment, Inc. (a)	111,225	499,400

		2,059,528

Leisure Equipment & Products—1.5%
Nautilus, Inc. (a)	40,009	713,761

Life Sciences Tools & Services—3.0%
Albany Molecular Research, Inc. (a)	47,785	642,230
NeoGenomics, Inc. (a)	104,353	838,998

		1,481,228

Machinery—1.4%
Dynamic Materials Corp.	41,462	445,716

Schedule of Investments

AllianzGI Ultra Micro Cap Fund

June 30, 2016 (unaudited) (continued)

	Shares	Value*

NN, Inc.	18,816	$263,236

		708,952

Media—1.7%
Entravision Communications Corp., Class A	80,735	542,539
Reading International, Inc., Class A (a)	25,177	314,461

		857,000

Metals & Mining—0.8%
Real Industry, Inc. (a)	49,989	388,415

Oil, Gas & Consumable Fuels—2.1%
Bill Barrett Corp. (a)	32,958	210,602
Evolution Petroleum Corp.	53,070	290,293
Ring Energy, Inc. (a)	58,808	518,686

		1,019,581

Pharmaceuticals—5.1%
ANI Pharmaceuticals, Inc. (a)	12,545	700,262
Heska Corp. (a)	13,405	498,264
Intersect ENT, Inc. (a)	19,551	252,794
Supernus Pharmaceuticals, Inc. (a)	25,363	516,644
Teligent, Inc. (a)	77,584	553,950

		2,521,914

Professional Services—0.9%
GP Strategies Corp. (a)	20,641	447,703

Road & Rail—1.5%
Celadon Group, Inc.	26,608	217,387
Covenant Transportation Group, Inc., Class A (a)	17,042	307,949
PAM Transportation Services, Inc. (a)	13,298	211,305

		736,641

Semiconductors & Semiconductor Equipment—4.1%
CEVA, Inc. (a)	19,272	523,620
FormFactor, Inc. (a)	45,068	405,161
GigPeak, Inc. (a)	207,303	406,314
MaxLinear, Inc., Class A (a)	13,861	249,221
PDF Solutions, Inc. (a)	31,013	433,872

		2,018,188

Software—3.4%
Exa Corp. (a)	10,515	151,942
Model N, Inc. (a)	32,218	430,110
Park City Group, Inc. (a)	45,989	412,521
QAD, Inc., Class A	17,324	333,834
Telenav, Inc. (a)	65,367	333,372

		1,661,779

Specialty Retail—1.3%
Kirkland’s, Inc. (a)	25,079	368,160
Sportsman’s Warehouse Holdings, Inc. (a)	35,689	287,653

		655,813

Technology Hardware, Storage & Peripherals—1.2%
USA Technologies, Inc. (a)	135,056	576,689

Thrifts & Mortgage Finance—1.4%
LendingTree, Inc. (a)	7,796	688,621

Wireless Telecommunication Services—1.0%
Boingo Wireless, Inc. (a)	53,943	481,172

Total Investments (cost—$41,300,646)—104.2%		51,244,625

Liabilities in excess of other assets—(4.2)%		(2,043,122)

Net Assets—100.0%		$49,201,503

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Funds’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC, each an affiliate of the Investment Manager (collectively the “Sub-Advisers”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. Each Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that may require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager (in consultation with the Sub-Advisers) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair-valuing the securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the nine months ended June 30, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities—Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations—Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds—Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts—Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps—OTC credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker/dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans—Senior Loans generally are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. These quoted prices are based on interest rates, yield curves, option adjusted spreads, credit spreads and/or other criteria. To the extent that these inputs are observable, the values of Senior Loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at June 30, 2016 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
AllianzGI Retirement 2015:
Investments in Securities—Assets
Mutual Funds	$19,932,839	$—	$—	$19,932,839
Exchange-Traded Funds	5,487,402	—	—	5,487,402
Repurchase Agreements	—	1,139,000	—	1,139,000

	25,420,241	1,139,000	—	26,559,241

Other Financial Instruments*—Assets
Interest Rate Contracts	4,050	—	—	4,050

Other Financial Instruments*—Liabilities
Market Price	(535)	—	—	(535)

Totals	$25,423,756	$1,139,000	$—	$26,562,756

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
AllianzGI Retirement 2020:
Investments in Securities—Assets
Mutual Funds	$45,155,296	$—	$—	$45,155,296
Exchange-Traded Funds	10,068,885	—	—	10,068,885
Repurchase Agreements	—	2,947,000	—	2,947,000

	55,224,181	2,947,000	—	58,171,181

Other Financial Instruments*—Assets
Interest Rate Contracts	7,476	—	—	7,476

Other Financial Instruments*—Liabilities
Market Price	(1,248)	—	—	(1,248)

Totals	$55,230,409	$2,947,000	$—	$58,177,409

AllianzGI Retirement 2025:
Investments in Securities—Assets
Mutual Funds	$52,454,455	$—	$—	$52,454,455
Exchange-Traded Funds	8,511,457	—	—	8,511,457
Repurchase Agreements	—	2,642,000	—	2,642,000

	60,965,912	2,642,000	—	63,607,912

Other Financial Instruments*—Assets
Interest Rate Contracts	6,791	—	—	6,791

Other Financial Instruments*—Liabilities
Market Price	(1,426)	—	—	(1,426)

Totals	$60,971,277	$2,642,000	$—	$63,613,277

AllianzGI Retirement 2030:
Investments in Securities—Assets
Mutual Funds	$54,928,841	$—	$—	$54,928,841
Exchange-Traded Funds	7,357,217	—	—	7,357,217
Repurchase Agreements	—	3,492,000	—	3,492,000

	62,286,058	3,492,000	—	65,778,058

Other Financial Instruments*—Assets
Interest Rate Contracts	6,168	—	—	6,168

Other Financial Instruments*—Liabilities
Market Price	(2,140)	—	—	(2,140)

Totals	$62,290,086	$3,492,000	$—	$65,782,086

AllianzGI Retirement 2035:
Investments in Securities—Assets
Mutual Funds	$43,917,799	$—	$—	$43,917,799
Exchange-Traded Funds	5,618,021	—	—	5,618,021
Repurchase Agreements	—	2,307,000	—	2,307,000

	49,535,820	2,307,000	—	51,842,820

Other Financial Instruments*—Assets
Interest Rate Contracts	4,050	—	—	4,050

Other Financial Instruments*—Liabilities
Market Price	(1,783)	—	—	(1,783)

Totals	$49,538,087	$2,307,000	$—	$51,845,087

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
AllianzGI Retirement 2040:
Investments in Securities—Assets
Mutual Funds	$37,363,173	$—	$—	$37,363,173
Exchange-Traded Funds	4,304,658	—	—	4,304,658
Repurchase Agreements	—	2,367,000	—	2,367,000

	41,667,831	2,367,000	—	44,034,831

Other Financial Instruments*—Assets
Interest Rate Contracts	2,741	—	—	2,741

Other Financial Instruments*—Liabilities
Market Price	(1,961)	—	—	(1,961)

Totals	$41,668,611	$2,367,000	$—	$44,035,611

AllianzGI Retirement 2045:
Investments in Securities—Assets
Mutual Funds	$23,536,289	$—	$—	$23,536,289
Exchange-Traded Funds	1,056,724	—	—	1,056,724
Repurchase Agreements	—	1,818,000	—	1,818,000

	24,593,013	1,818,000	—	26,411,013

Other Financial Instruments*—Assets
Interest Rate Contracts	1,371	—	—	1,371

Other Financial Instruments*—Liabilities
Market Price	(1,783)	—	—	(1,783)

Totals	$24,592,601	$1,818,000	$—	$26,410,601

AllianzGI Retirement 2050:
Investments in Securities—Assets
Mutual Funds	$19,703,561	$—	$—	$19,703,561
Exchange-Traded Funds	659,949	—	—	659,949
Repurchase Agreements	—	1,674,000	—	1,674,000

	20,363,510	1,674,000	—	22,037,510

Other Financial Instruments*—Assets
Interest Rate Contracts	1,339	—	—	1,339

Other Financial Instruments*—Liabilities
Market Price	(1,783)	—	—	(1,783)

Totals	$20,363,066	$1,674,000	$—	$22,037,066

AllianzGI Retirement 2055:
Investments in Securities—Assets
Mutual Funds	$6,218,885	$—	$—	$6,218,885
Exchange-Traded Funds	221,050	—	—	221,050
Repurchase Agreements	—	611,000	—	611,000

	6,439,935	611,000	—	7,050,935

Other Financial Instruments*—Assets
Interest Rate Contracts	685	—	—	685

Other Financial Instruments*—Liabilities
Market Price	(535)	—	—	(535)

Totals	$6,440,085	$611,000	$—	$7,051,085

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
AllianzGI Retirement Income:
Investments in Securities—Assets
Mutual Funds	$22,367,280	$—	$—	$22,367,280
Exchange-Traded Funds	2,041,332	—	—	2,041,332
Repurchase Agreements	—	952,000	—	952,000

	24,408,612	952,000	—	25,360,612

Other Financial Instruments*—Assets
Interest Rate Contracts	2,710	—	—	2,710

Totals	$24,411,322	$952,000	$—	$25,363,322

AllianzGI Global Allocation:
Investments in Securities—Assets
Mutual Funds	$472,106,399	$—	$—	$472,106,399
Exchange-Traded Funds	15,082,739	—	—	15,082,739
Repurchase Agreements	—	2,444,000	—	2,444,000

	487,189,138	2,444,000	—	489,633,138

Other Financial Instruments*—Assets
Foreign Exchange Contracts	51,450	1,254,596	—	1,306,046
Interest Rate Contracts	1,686,803	—	—	1,686,803
Market Price	413,944	—	—	413,944

	2,152,197	1,254,596	—	3,406,793

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	(17,980)	(614,227)	—	(632,207)
Market Price	(847,583)	—	—	(847,583)

	(865,563)	(614,227)	—	(1,479,790)

Totals	$488,475,772	$3,084,369	$—	$491,560,141

AllianzGI Global Dynamic Allocation:
Investments in Securities—Assets
Mutual Funds	$33,390,465	$—	$—	$33,390,465
Exchange-Traded Funds	3,620,946	—	—	3,620,946
U.S. Treasury Obligations	—	3,597,076	—	3,597,076
U.S. Government Agency Securities	—	370,364	—	370,364
Repurchase Agreements	—	7,984,000	—	7,984,000

	37,011,411	11,951,440	—	48,962,851

Other Financial Instruments*—Assets
Interest Rate Contracts	200,940	—	—	200,940
Market Price	226,366	—	—	226,366

	427,306	—	—	427,306

Other Financial Instruments*—Liabilities
Market Price	(93,156)	—	—	(93,156)

Totals	$37,345,561	$11,951,440	$—	$49,297,001

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
AllianzGI Global Megatrends:
Investments in Securities—Assets
Mutual Funds	$2,960,639	$—	$—	$2,960,639

AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
Argentina	$28,871	$—	$—	$28,871
Brazil	528,784	—	—	528,784
Chile	76,240	—	—	76,240
China	20,598	2,566,434	—	2,587,032
Colombia	17,533	—	—	17,533
India	52,203	40,708	—	92,911
Malaysia	86,212	200,890	—	287,102
Mexico	428,214	—	—	428,214
Poland	6,535	50,678	—	57,213
Russian Federation	124,439	127,310	—	251,749
South Africa	228,514	387,120	—	615,634
Taiwan	100,889	1,026,582	—	1,127,471
Thailand	—	60,439	126,577	187,016
United Kingdom	8,837	—	—	8,837
United States	4,396	—	—	4,396
All Other	—	2,756,663	—	2,756,663
Preferred Stock:
Korea (Republic of)	—	44,358	—	44,358
All Other	602,871	—	—	602,871
Repurchase Agreements	—	1,683,000	—	1,683,000

	2,315,136	8,944,182	126,577	11,385,895

Other Financial Instruments*—Assets
Market Price	47,833	—	—	47,833

Totals	$2,362,969	$8,944,182	$126,577	$11,433,728

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
Australia	$—	$4,258,766	$—	$4,258,766
Austria	—	1,283,695	—	1,283,695
Belgium	—	2,239,397	—	2,239,397
Bermuda	3,513,767	37,207	—	3,550,974
China	647,867	16,634,399	1,199	17,283,465
Denmark	—	4,349,776	—	4,349,776
Finland	297,221	3,173,793	—	3,471,014
France	—	20,139,595	—	20,139,595
Germany	—	21,154,796	—	21,154,796
Hong Kong	360,913	1,097,723	—	1,458,636
Indonesia	—	3,348,874	—	3,348,874
Ireland	4,372,859	1,430,114	—	5,802,973
Israel	—	1,203,137	—	1,203,137
Italy	—	4,585,262	—	4,585,262
Japan	363,019	27,612,765	—	27,975,784
Korea (Republic of)	1,659,933	6,323,109	—	7,983,042
Malaysia	344,365	1,558,780	—	1,903,145
Netherlands	—	5,076,817	—	5,076,817
New Zealand	—	1,317,330	—	1,317,330
Norway	—	6,883,197	—	6,883,197

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
Philippines	—	380,394	—	380,394
Poland	—	343,932	—	343,932
Russian Federation	219,593	119,457	—	339,050
Singapore	981,691	1,731,733	—	2,713,424
South Africa	547,431	1,187,993	—	1,735,424
Spain	—	3,166,281	—	3,166,281
Sweden	132,589	3,830,161	—	3,962,750
Switzerland	1,271,155	5,529,983	—	6,801,138
Taiwan	—	4,897,519	—	4,897,519
Thailand	—	1,534,576	1,560,348	3,094,924
Turkey	—	5,293,192	—	5,293,192
United Kingdom	1,023,660	26,925,955	—	27,949,615
All Other	354,849,380	—	—	354,849,380
Preferred Stock:
Brazil	1,271,984	—	—	1,271,984
Korea (Republic of)	—	2,063,174	—	2,063,174
Rights	20,849	—	—	20,849
Repurchase Agreements	—	15,996,000	—	15,996,000

	371,878,276	206,708,882	1,561,547	580,148,705

Other Financial Instruments*—Assets
Market Price	277,280	—	—	277,280

Other Financial Instruments*—Liabilities
Market Price	(242,188)	—	—	(242,188)

Totals	$371,913,368	$206,708,882	$1,561,547	$580,183,797

AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
British Virgin Islands	$162,162	$—	$—	$162,162
Greece	75,865	256,924	—	332,789
Hong Kong	259,857	2,105,152	—	2,365,009
Ireland	368,867	516,527	—	885,394
Singapore	165,086	—	—	165,086
Sweden	231,650	1,228,151	—	1,459,801
Switzerland	51,654	4,983,310	—	5,034,964
United Kingdom	2,057,169	10,408,572	1,801	12,467,542
All Other	—	45,167,442	—	45,167,442
Preferred Stock	—	517,072	—	517,072
Rights	8,923	—	—	8,923
Repurchase Agreements	—	3,008,000	—	3,008,000

	3,381,233	68,191,150	1,801	71,574,184

Other Financial Instruments*—Assets
Market Price	78,268	—	—	78,268

Totals	$3,459,501	$68,191,150	$1,801	$71,652,452

AllianzGI Best Styles U.S. Equity:
Investments in Securities—Assets
Common Stock	$89,081,232	$—	$—	$89,081,232
Rights	—	11,868	—	11,868
Repurchase Agreements	—	2,612,000	—	2,612,000

	89,081,232	2,623,868	—	91,705,100

Other Financial Instruments*—Assets
Market Price	32,702	—	—	32,702

Totals	$89,113,934	$2,623,868	$—	$91,737,802

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
AllianzGI China Equity:
Investments in Securities—Assets
Common Stock:
China	$196,837	$2,692,465	$—	$2,889,302
Hong Kong	—	331,661	—	331,661

Totals	$196,837	$3,024,126	$—	$3,220,963

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds:
Diversified Telecommunication Services	$—	$—	$11,466,956	$11,466,956
IT Services	—	—	11,067,818	11,067,818
All Other	—	1,173,992,874	—	1,173,992,874
Convertible Preferred Stock:
Financial Services	—	19,752,313	—	19,752,313
Food & Beverage	—	22,377,709	—	22,377,709
All Other	315,606,524	—	—	315,606,524
Common Stock	4,261,143	—	—	4,261,143
Repurchase Agreements	—	42,454,000	—	42,454,000

Totals	$319,867,667	$1,258,576,896	$22,534,774	$1,600,979,337

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
Brazil	$3,029,277	$—	$—	$3,029,277
China	2,700,735	3,328,547	17,865	6,047,147
India	438,529	1,492,103	—	1,930,632
Indonesia	1,130,864	112,403	—	1,243,267
Malaysia	454,685	149,564	—	604,249
Mexico	512,454	—	—	512,454
Russian Federation	160,880	—	298,954	459,834
South Africa	166,366	2,414,896	—	2,581,262
United States	2,321,761	—	—	2,321,761
All Other	—	18,288,251	—	18,288,251
Equity-Linked Securities	—	419,621	—	419,621
Preferred Stock	280,074	—	—	280,074
Repurchase Agreements	—	1,082,000	—	1,082,000

	11,195,625	27,287,385	316,819	38,799,829

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(3,437)	—	(3,437)

Totals	$11,195,625	$27,283,948	$316,819	$38,796,392

AllianzGI Emerging Markets Debt:
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$27,628,653	$—	$27,628,653
Sovereign Debt Obligations	—	14,160,123	—	14,160,123
Repurchase Agreements	—	4,317,000	—	4,317,000

	—	46,105,776	—	46,105,776

Other Financial Instruments*—Assets
Credit Contracts	—	33,150	—	33,150
Foreign Exchange Contracts	—	64,010	—	64,010

	—	97,160	—	97,160

Other Financial Instruments*—Liabilities
Credit Contracts	—	(8,524)	—	(8,524)
Foreign Exchange Contracts	—	(23,935)	—	(23,935)

	—	(32,459)	—	(32,459)

Totals	$—	$46,170,477	$—	$46,170,477

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Brazil	$424,589	$2,015	$—	$426,604
Colombia	27,412	—	—	27,412
Czech Republic	23,813	—	—	23,813
Greece	54,735	34,071	—	88,806
Hong Kong	20,324	293,955	—	314,279
Malaysia	92,091	52,657	—	144,748
Mexico	39,509	—	—	39,509
Philippines	8,941	120,453	—	129,394
Russian Federation	99,959	—	24,989	124,948
South Africa	162,390	72,798	—	235,188
Thailand	204,338	246,614	—	450,952
All Other	—	5,567,806	—	5,567,806
Preferred Stock:
Brazil	14,226	—	—	14,226
Russian Federation	—	—	79,938	79,938
Rights	—	—	4,233	4,233

	1,172,327	6,390,369	109,160	7,671,856

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	10	—	10

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(71)	—	(71)

Totals	$1,172,327	$6,390,308	$109,160	$7,671,795

AllianzGI Europe Equity Dividend:
Investments in Securities—Assets
Common Stock:
Belgium	$19,288	$78,332	$—	$97,620
Sweden	16,396	100,027	—	116,423
United Kingdom	17,332	1,348,516	—	1,365,848
All Other	—	1,933,647	—	1,933,647
Repurchase Agreements	—	178,000	—	178,000

Totals	$53,016	$3,638,522	$—	$3,691,538

AllianzGI Global Fundamental Strategy:
Investments in Securities—Assets
Common Stock:
China	$151,107	$—	$—	$151,107
Hong Kong	174,249	—	—	174,249
Israel	83,052	—	—	83,052
United States	1,129,657	—	—	1,129,657
All Other	—	3,365,594	—	3,365,594
Sovereign Debt Obligations	—	4,505,015	—	4,505,015
Corporate Bonds & Notes	—	3,088,175	—	3,088,175
U.S. Treasury Obligations	—	435,187	—	435,187
Exchange-Traded Funds	357,344	—	—	357,344
Repurchase Agreements	—	1,615,000	—	1,615,000
Options Purchased:
Market Price	26,250	—	—	26,250

	1,921,659	13,008,971	—	14,930,630

Investments in Securities—Liabilities
Options Written:
Market Price	(73,451)	—	—	(73,451)

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	12,177	—	12,177
Market Price	11,525	—	—	11,525

	11,525	12,177	—	23,702

Other Financial Instruments*—Liabilities
Market Price	(12,249)	—	—	(12,249)

Totals	$1,847,484	$13,021,148	$—	$14,868,632

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16

AllianzGI Global Sustainability:
Investments in Securities—Assets
Common Stock:
Australia	$—	$263,680	$—	$263,680
Denmark	—	402,066	—	402,066
France	—	521,050	—	521,050
Germany	—	1,308,328	—	1,308,328
Japan	—	887,031	—	887,031
Spain	—	833,479	—	833,479
Sweden	—	613,169	—	613,169
Switzerland	—	938,641	—	938,641
United Kingdom	—	2,633,225	—	2,633,225
All Other	11,056,091	—	—	11,056,091
Preferred Stock	—	445,824	—	445,824
Repurchase Agreements	—	844,000	—	844,000

Totals	$11,056,091	$9,690,493	$—	$20,746,584

AllianzGI Global Water:
Investments in Securities—Assets
Common Stock:
Austria	$—	$24,004,144	$—	$24,004,144
China	—	19,234,686	—	19,234,686
Finland	—	14,958,282	—	14,958,282
France	—	31,991,363	—	31,991,363
Germany	—	8,967,921	—	8,967,921
Israel	—	7,872,626	—	7,872,626
Italy	6,355,140	3,759,855	—	10,114,995
Netherlands	—	13,138,592	—	13,138,592
Switzerland	5,756,437	47,869,215	—	53,625,652
United Kingdom	8,692,671	64,001,058	—	72,693,729
All Other	174,258,258	—	—	174,258,258
Repurchase Agreements	—	23,187,000	—	23,187,000

Totals	$195,062,506	$258,984,742	$—	$454,047,248

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Diversified Financial Services	$—	$18,439,087	$865,200	$19,304,287
All Other	—	360,455,917	—	360,455,917
Senior Loans	—	—	4,640,633	4,640,633
Common Stock	—	—	869,756	869,756
Warrants	—	—	61,247	61,247
Repurchase Agreements	—	24,636,000	—	24,636,000

Totals	$—	$403,531,004	$6,436,836	$409,967,840

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
AllianzGI International Growth:
Investments in Securities—Assets
Common Stock:
Brazil	$172,375	$—	$—	$172,375
Canada	281,226	—	—	281,226
China	55,325	71,056	—	126,381
Mexico	38,793	—	—	38,793
All Other	—	2,697,952	—	2,697,952

Totals	$547,719	$2,769,008	$—	$3,316,727

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$74,826	$3,395,792	$—	$3,470,618
Ireland	1,395,788	917,754	—	2,313,542
Switzerland	1,989,620	2,456,122	—	4,445,742
United Kingdom	1,111,488	8,799,506	—	9,910,994
All Other	—	75,427,725	—	75,427,725
Repurchase Agreements	—	2,219,000	—	2,219,000

	4,571,722	93,215,899	—	97,787,621

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	6,788	—	6,788

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(5,772)	—	(5,772)

Totals	$4,571,722	$93,216,915	$—	$97,788,637

AllianzGI Micro Cap:
Investments in Securities—Assets
Common Stock	$34,679,133	$—	$—	$34,679,133
Repurchase Agreements	—	449,000	—	449,000

Totals	$34,679,133	$449,000	$—	$35,128,133

AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Mutual Funds	$1,774,175	$—	$—	$1,774,175
Common Stock:
Australia	—	80,973	—	80,973
Austria	—	2,338	—	2,338
France	—	37,090	—	37,090
Germany	—	23,448	—	23,448
Hong Kong	—	88,635	—	88,635
Japan	—	117,034	—	117,034
Singapore	—	23,487	—	23,487
Switzerland	—	5,070	—	5,070
United Kingdom	—	26,786	—	26,786
All Other	583,297	—	—	583,297
Exchange-Traded Funds	751,046	—	—	751,046

	3,108,518	404,861	—	3,513,379

Other Financial Instruments*—Assets
Interest Rate Contracts	1,452	—	—	1,452

Other Financial Instruments*—Liabilities
Interest Rate Contracts	(3,004)	—	—	(3,004)
Market Price	(1,333)	—	—	(1,333)

	(4,337)	—	—	(4,337)

Totals	$3,105,633	$404,861	$—	$3,510,494

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Brazil	$559,305	$—	$—	$559,305
Chile	97,970	—	—	97,970
China	58,236	1,683,826	—	1,742,062
Czech Republic	50,665	—	—	50,665
Egypt	50,210	—	—	50,210
Hong Kong	—	211,232	656	211,888
Malaysia	104,919	96,820	—	201,739
Mexico	320,535	—	—	320,535
Peru	52,860	—	—	52,860
Russian Federation	55,212	—	206,995	262,207
Singapore	53,522	50,207	—	103,729
South Africa	214,823	153,951	—	368,774
Taiwan	55,419	896,175	—	951,594
Turkey	52,812	156,913	—	209,725
All Other	—	1,855,954	—	1,855,954
Preferred Stock:
Brazil	117,300	—	—	117,300
Korea (Republic of)	—	271,378	—	271,378
Equity-Linked Securities	—	102,943	—	102,943
Repurchase Agreements	—	101,000	—	101,000

	1,843,788	5,580,399	207,651	7,631,838

Other Financial Instruments*—Assets
Foreign Exchange Contracts	—	189	—	189

Other Financial Instruments*—Liabilities
Foreign Exchange Contracts	—	(202)	—	(202)

Totals	$1,843,788	$5,580,386	$207,651	$7,631,825

AllianzGI NFJ Global Dividend Value:
Investments in Securities—Assets
Common Stock:
China	$—	$615,260	$—	$615,260
France	—	292,100	—	292,100
Germany	—	306,837	—	306,837
Japan	—	504,202	—	504,202
Korea (Republic of)	—	298,708	—	298,708
Norway	—	307,591	—	307,591
Spain	—	535,475	—	535,475
Switzerland	—	264,816	—	264,816
United Kingdom	331,320	1,790,736	—	2,122,056
All Other	8,635,151	—	—	8,635,151
Repurchase Agreements	—	127,000	—	127,000

Totals	$8,966,471	$5,042,725	$—	$14,009,196

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
AllianzGI NFJ International Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Brazil	$254,886	$—	$—	$254,886
Canada	795,636	—	—	795,636
Chile	438,122	—	—	438,122
Denmark	126,019	—	—	126,019
Finland	89,190	100,621	—	189,811
Greece	94,521	—	—	94,521
Mexico	93,137	—	—	93,137
Singapore	107,616	91,195	—	198,811
Spain	81,325	310,153	—	391,478
Sweden	113,024	815,220	—	928,244
United Kingdom	667,601	1,281,209	—	1,948,810
All Other	—	6,207,714	—	6,207,714
Repurchase Agreements	—	225,000	—	225,000

Totals	$2,861,077	$9,031,112	$—	$11,892,189

AllianzGI NFJ International Value II:
Investments in Securities—Assets
Common Stock:
Brazil	$451,776	$—	$—	$451,776
Canada	2,418,016	—	—	2,418,016
Chile	715,372	—	—	715,372
Denmark	440,928	439,550	—	880,478
India	356,128	—	—	356,128
Israel	492,254	—	—	492,254
Korea (Republic of)	616,719	—	—	616,719
Mexico	323,664	—	—	323,664
Russian Federation	696,891	—	—	696,891
South Africa	273,912	—	—	273,912
Taiwan	558,699	—	—	558,699
Turkey	465,350	—	—	465,350
United Kingdom	1,563,000	7,889,172	—	9,452,172
All Other	—	22,918,042	—	22,918,042
Repurchase Agreements	—	1,035,000	—	1,035,000

Totals	$9,372,709	$32,281,764	$—	$41,654,473

AllianzGI Short Duration High Income:
Investments in Securities—Assets
Corporate Bonds & Notes	$—	$932,939,934	$—	$932,939,934
Senior Loans	—	139,219,710	—	139,219,710
Repurchase Agreements	—	115,165,000	—	115,165,000

Totals	$—	$1,187,324,644	$—	$1,187,324,644

AllianzGI Structured Return:
Investments in Securities—Assets
Exchange-Traded Funds	$193,815,250	$—	$—	$193,815,250
Repurchase Agreements	—	22,453,000	—	22,453,000
Options Purchased:
Market Price	67,349	—	—	67,349

	193,882,599	22,453,000	—	216,335,599

Investments in Securities—Liabilities
Options Written:
Market Price	(14,448,770)	—	—	(14,448,770)

Totals	$179,433,829	$22,453,000	$—	$201,886,829

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 6/30/16
AllianzGI U.S. Equity Hedged:
Investments in Securities—Assets
Exchange-Traded Funds	$6,704,960	$—	$—	$6,704,960
Repurchase Agreements	—	243,000	—	243,000
Options Purchased:
Market Price	153,409	—	—	153,409

	6,858,369	243,000	—	7,101,369

Investments in Securities—Liabilities
Options Written:
Market Price	(38,910)	—	—	(38,910)

Totals	$6,819,459	$243,000	$—	$7,062,459

AllianzGI U.S. Small-Cap Growth:
Investments in Securities—Assets
Common Stock	$22,337,560	$—	$—	$22,337,560
Repurchase Agreements	—	728,000	—	728,000

Totals	$22,337,560	$728,000	$—	$23,065,560

AllianzGI Ultra Micro Cap:
Investments in Securities—Assets
Common Stock	$51,244,625	$—	$—	$51,244,625

At June 30, 2016, the following Funds had transfers between Levels 1 and 2:

	Transfers
	Level 1 to Level 2		Level 2 to Level 1
AllianzGI Best Styles Emerging Markets Equity	$—		$197,479	(b)
AllianzGI Best Styles Global Equity	1,398,488	(a)	1,419,130	(b)
AllianzGI Best Styles International Equity	—		70,697	(b)
AllianzGI Convertible	—		16,598,108	(c)
AllianzGI Emerging Markets Consumer	1,664,011	(a)	621,050	(b)
AllianzGI Emerging Markets Small-Cap	36,640	(a)	35,239	(b)
AllianzGI Europe Equity Dividend	31,322	(a)	17,332	(b)
AllianzGI Global Water	—		6,355,140	(b)
AllianzGI International Small-Cap	917,754	(a)	2,507,276	(b)
AllianzGI NFJ Emerging Markets Value	114,348	(a)	104,343	(b)
AllianzGI NFJ International Small-Cap Value	159,816	(a)	81,469	(b)
AllianzGI NFJ International Value II	468,125	(a)	—

(a)	This transfer was a result of securities trading outside the U.S. whose values were not adjusted by the application of a modeling tool at September 30, 2015, which was applied on June 30, 2016.
(b)	This transfer was a result of securities trading outside the U.S. whose values were adjusted by the application of a modeling tool at September 30, 2015, which was not applied on June 30, 2016.
(c)	This transfer was a result of securities with an evaluated mean price at September 30, 2015, using an exchange-traded closing price June 30, 2016.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended June 30, 2016, was as follows:

	Beginning Balance 9/30/15	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/16
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock:
Thailand	$42,664	$107,573		$(38,211)	$—	$(19,483)	$34,034	$—	$—	$126,577

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock:
China	$1,200	$—		$—	$—	$—	$(1)	$—	$—	$1,199
Japan	157,213	—		(167,231)#	—	—	10,018	—	—	—
Thailand	200,284	1,368,059		(165,004)	—	21,362	135,647	—	—	1,560,348
Rights:
Korea (Republic of)	7,625	—		(3,260)	—	(5,379)	1,014	—	—	—

Totals	$366,322	$1,368,059		$(335,495)	$—	$15,983	$146,678	$—	$—	$1,561,547

AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock:
Household Products	$—	$1,962	†	$—	$—	$—	$(161)	$—	$—	$1,801

AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds:
Diversified Telecommunication Services	$—	$11,545,000		$—	$—	$—	$(78,044)	$—	$—	$11,466,956
IT Services	—	$11,160,000		—	—	—	(92,182)	—	—	11,067,818

Totals	$—	$22,705,000		$—	$—	$—	$(170,226)	$—	$—	$22,534,774

	Beginning Balance 9/30/15	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3**	Transfers out of Level 3***	Ending Balance 6/30/16
AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock:
China	$98,465	$20,186		$(115,665)	$—	$(266,745)	$281,624	$—	$—	$17,865
Russian Federation	—	283,843		—	—	—	15,111	—	—	298,954

Totals	$98,465	$304,029		$(115,665)	$—	$(266,745)	$296,735	$—	$—	$316,819

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock:
Russian Federation	$73,498	$1,093		$(55,869)	$—	$10,564	$(4,297)	$—	$—	$24,989
Preferred Stock:
Russian Federation	73,600	78,517		(101,455)	—	13,712	15,564	—	—	79,938
Rights	—	—	†	—	—	—	4,233	—	—	4,233

Totals	$147,098	$79,610		$(157,324)	$—	$24,276	$15,500	$—	$—	$109,160

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds & Notes:
Commercial Services	$1,849,870	$—		$—	$—	$—	$(1,808,455)	$—	$(41,415)	$—
Diversified Financial Services	—	—		—	—	—	—	865,200	—	865,200
Senior Loans	—	4,640,633		—	—	—	—	—	—	4,640,633
Common Stock	—	769,748	†	—	—	(8)††	100,016	—	—	869,756
Warrants	—	67,409	†	—	—	—	(6,162)	—	—	61,247

Totals	$1,849,870	$5,477,790		$—	$—	$(8)	$(1,714,601)	$865,200	$(41,415)	$6,436,836

AllianzGI International Small-Cap:
Investments in Securities—Assets
Common Stock:
Thailand	$270,779	$30,546		$(313,408)	$—	$(70,113)	$82,196	$—	$—	$—

	Beginning Balance 9/30/15	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 6/30/16
AllianzGI Multi-Asset Real Return:
Investments in Securities—Assets
Common Stock:
Japan	$4,526	$—	$(5,729)#	$—	$—	$1,203	$—	$—	$—

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock:
Hong Kong	$—	$2,951	$—	$—	$—	$(2,295)	$—	$—	$656
Russian Federation	273,963	172,231	(278,515)	—	(54,127)	93,443	—	—	206,995
Preferred Stock:
Russian Federation	49,956	12,359	(65,141)	—	8,681	(5,855)	—	—	—

Totals	$323,919	$187,541	$(343,656)	$—	$(45,446)	$85,293	$—	$—	$207,651

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2016:

	Ending Balance at 6/30/16	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Best Styles Emerging Markets Equity:
Investments in Securities—Assets
Common Stock	$126,577	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	50.41-59.64

AllianzGI Best Styles Global Equity:
Investments in Securities—Assets
Common Stock	$1,560,348	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange	THB	4.78-390.74
	$1,199	Discount on Publicly Traded Quote	Discount Applied to Last Exchange Price	HKD	0.15 (88% discount)

AllianzGI Best Styles International Equity:
Investments in Securities—Assets
Common Stock	$1,801	Fundamental Analytical Data Relating to the Investment	Price of Stock	GBp	0.1

	Ending Balance at 6/30/16	Valuation Technique Used	Unobservable Inputs	Input Values
AllianzGI Convertible:
Investments in Securities—Assets
Convertible Bonds	$22,534,774	Third-Party Pricing Vendor	Single Broker Quote		$99.17-$99.32

AllianzGI Emerging Markets Consumer:
Investments in Securities—Assets
Common Stock	$298,954	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$1.34
	$17,865	Fundamental Analytical Data Relating to the Investment	Price of Stock	HKD	11.00

AllianzGI Emerging Markets Small-Cap:
Investments in Securities—Assets
Common Stock	$24,989	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$54.68
Preferred Stock	$79,938	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$29.75
Rights	$4,233	Fundamental Analytical Data Relating to the Investment	Price of Rights	KRW	2,550

AllianzGI High Yield Bond:
Investments in Securities—Assets
Corporate Bonds	$865,200	Third-Party Pricing Vendor	Single Broker Quote		$42.00
Senior Loans	$4,640,633	Model Price	Proprietary Data Used in Model		$100.00
Common Stock	$869,756	Model Price	Proprietary Data Used in Model		$20.04
Warrants	$61,247	Fundamental Analytical Data Relating to the Investment	Price of Warrant		$0.25195

AllianzGI NFJ Emerging Markets Value:
Investments in Securities—Assets
Common Stock	$206,995	Value of Foreign Security Traded on Foreign Exchange	Price of Non-Resident Shares on Foreign Exchange		$1.76-$45.83
	$656	Offer Price	Trading Volume	HKD	0.55

Glossary

HKD—Hong Kong Dollar
GBp—British Pence
JPY—Japanese Yen
KRW—South Korean Won
THB—Thai Baht

*	Other financial instruments are derivatives, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.
**	Transferred into Level 3 out of Level 2 because Sub-Adviser recommended to use third party bid price at June 30, 2016.
***	Transferred out of Level 3 into Level 2 because an evaluated mean price was available at June 30, 2016.
#	Removed via corporate action.
†	Issued via corporate action.
††	Share Adjustment.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at June 30, 2016 was:

AllianzGI Best Styles Emerging Markets Equity	$18,996
AllianzGI Best Styles Global Equity	181,750
AllianzGI Best Styles International Equity	(161)
AllianzGI Convertible	(170,226)
AllianzGI Emerging Markets Consumer	12,790
AllianzGI Emerging Markets Small-Cap	29,163
AllianzGI High Yield Bond	111,364
AllianzGI NFJ Emerging Markets Value	49,332

At June 30, 2016, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments (before options written) for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Retirement 2015	$26,429,292	$296,861	$166,912	$129,949
AllianzGI Retirement 2020	58,476,077	275,973	580,869	(304,896)
AllianzGI Retirement 2025	64,211,811	235,847	839,746	(603,899)
AllianzGI Retirement 2030	66,496,269	233,892	952,103	(718,211)
AllianzGI Retirement 2035	52,670,131	696,134	1,523,445	(827,311)
AllianzGI Retirement 2040	44,853,741	603,886	1,422,796	(818,910)
AllianzGI Retirement 2045	26,967,876	333,067	889,930	(556,863)
AllianzGI Retirement 2050	22,632,025	238,257	832,772	(594,515)
AllianzGI Retirement 2055	7,199,279	154,894	303,238	(148,344)
AllianzGI Retirement Income	25,004,170	546,942	190,500	356,442
AllianzGI Global Allocation	478,522,182	11,166,850	55,894	11,110,956
AllianzGI Global Dynamic Allocation	48,687,867	637,340	362,356	274,984
AllianzGI Global Megatrends	3,215,928	42,348	297,637	(255,289)
AllianzGI Best Styles Emerging Markets Equity	11,413,768	695,568	723,441	(27,873)
AllianzGI Best Styles Global Equity	571,495,099	37,594,035	28,940,429	8,653,606
AllianzGI Best Styles International Equity	78,149,376	2,762,349	9,337,541	(6,575,192)
AllianzGI Best Styles U.S. Equity	91,988,665	6,123,177	6,406,742	(283,565)
AllianzGI China Equity	3,595,135	150,204	524,376	(374,172)
AllianzGI Convertible	1,506,542,660	124,629,124	30,192,447	94,436,677
AllianzGI Emerging Markets Consumer	35,951,984	3,547,421	699,576	2,847,845
AllianzGI Emerging Markets Debt	45,502,225	1,377,906	774,355	603,551
AllianzGI Emerging Markets Small-Cap	7,271,292	793,159	392,595	400,564
AllianzGI Europe Equity Dividend	3,996,250	96,433	401,145	(304,712)
AllianzGI Global Fundamental Strategy	15,443,115	809,157	1,321,642	(512,485)
AllianzGI Global Sustainability	20,535,079	1,183,333	971,828	211,505
AllianzGI Global Water	392,633,484	70,683,544	9,269,780	61,413,764
AllianzGI High Yield Bond	425,713,850	5,032,302	20,778,312	(15,746,010)
AllianzGI International Growth	3,137,912	358,773	179,958	178,815
AllianzGI International Small-Cap	85,814,018	18,217,620	6,244,017	11,973,603
AllianzGI Micro Cap	30,659,953	7,728,292	3,260,112	4,468,180
AllianzGI Multi-Asset Real Return	3,716,296	250,964	453,881	(202,917)
AllianzGI NFJ Emerging Markets Value	7,417,248	551,370	336,780	214,590
AllianzGI NFJ Global Dividend Value	15,149,603	879,707	2,020,114	(1,140,407)
AllianzGI NFJ International Small-Cap Value	12,239,485	817,733	1,165,029	(347,296)
AllianzGI NFJ International Value II	45,100,347	2,232,971	5,678,845	(3,445,874)
AllianzGI Short Duration High Income	1,226,191,863	2,400,755	41,267,974	(38,867,219)
AllianzGI Structured Return	215,597,027	1,115,440	376,868	738,572
AllianzGI U.S. Equity Hedged	7,306,017	80,236	284,884	(204,648)
AllianzGI U.S. Small-Cap Growth	19,905,385	3,861,331	701,156	3,160,175
AllianzGI Ultra Micro Cap	41,819,811	13,172,227	3,747,413	9,424,814

Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo, President & Chief Executive Officer

Date: August 25, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo, President & Chief Executive Officer

Date: August 25, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: August 25, 2016